UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2013

[LOGO OF USAA]
    USAA(R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

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       ANNUAL REPORT
       USAA EXTENDED MARKET INDEX FUND
       DECEMBER 31, 2013

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

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PRESIDENT'S MESSAGE

"THE FORMAL ANNOUNCEMENT OF TAPERING
DURING DECEMBER PROPELLED U.S. STOCK              [PHOTO OF DANIEL S. McNAMARA]
MARKETS TO NEW ALL-TIME HIGHS."

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JANUARY 2014

In the final months of the reporting period, better-than-expected news about U.S. economic growth, employment, and the housing market fueled speculation that the Federal Reserve (the Fed) would soon announce the reduction -- or tapering -- of its quantitative easing (QE) asset purchases. (Through QE, the Fed has been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) In fact, during December 2013, the Fed said it would trim its asset purchases to $75 billion a month starting in January 2014.

U.S. stock markets reacted differently to the taper announcement in December than they did earlier in 2013. In May 2013, stocks retreated after Fed Chairman Ben Bernanke suggested the Fed might begin tapering its asset purchases. The formal announcement of tapering during December propelled U.S. stock markets to new all-time highs. In my view, the markets reacted differently because the U.S. economy appears to be gaining strength and the Fed reiterated its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%. Investors may like the Fed's promise of "low rates for longer" more than they dislike the tapering of the QE program. That being said, I expect the Fed to pause if tapering significantly disrupts the markets. For the reporting period as a whole, U.S. stocks were up. Though the increase was due in part to earnings growth, I believe it was driven primarily by multiple expansion, as investors paid more for stocks in response to the Fed's monetary policies and a limited number of attractive alternatives.

In the bond market, longer-term yields began to increase in May 2013 on expectations that tapering would begin sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Though the Fed did not announce the taper until December 2013, rates remained elevated in the longer end of the yield curve -- in five-year, 10-year, and 30-year maturities. (Meanwhile, yields on shorter-term maturities declined after the Fed repeated its commitment to ultra-low short-term rates in

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

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December.) Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments. It should be noted that not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more.

Looking ahead, I expect the U.S. economy to continue getting stronger, albeit slowly. Though the unemployment rate was near 7% at the end of the reporting period, I'm not sure the employment picture is as rosy as the number suggests. Meanwhile, a federal budget deal reached in December seems to have reduced the possibility of a government shutdown in 2014. (The reporting period had been dominated by partisan wrangling such as the fiscal cliff, the sequestration spending cuts, and the 16-day partial government shutdown.) In Europe, the debt crisis appears to have moderated, and geopolitical tensions in the Middle East, which had roiled the financial markets during 2013, have eased. Nevertheless, these challenges could reemerge in 2014.

Rest assured we will continue to monitor Fed policy, economic trends, geopolitical events, and other factors that could potentially affect your investments. In the meantime, I urge you to hold a diversified portfolio that is directly tied to your goals, risk tolerance, and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

On behalf of everyone at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  USAA EXTENDED MARKET INDEX FUND:

   Distributions to Shareholders                                              9

   Report of Independent Registered
     Public Accounting Firm                                                  10

   Financial Statements                                                      11

   Financial Highlights                                                      14

   Notes to Financial Statements                                             15

EXPENSE EXAMPLE                                                              21

TRUSTEES' AND OFFICERS' INFORMATION                                          23

  MASTER EXTENDED MARKET INDEX SERIES:

   Report of Independent Registered
     Public Accounting Firm                                                  32

   Schedule of Investments                                                   33

   Financial Statements                                                      79

   Financial Highlights                                                      82

   Notes to Financial Statements                                             83

OFFICERS' AND DIRECTORS' INFORMATION                                         96

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EXTENDED MARKET INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate fund advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC (BlackRock Advisors, LLC and BlackRock Investment Management, LLC are collectively referred to herein as BlackRock), with a substantially similar investment objective as the Fund. Therefore, your interest in the Extended Market Portfolio's securities is indirect, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track the Dow Jones U.S. Completion
Total Stock Market Index as closely as possible, and normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of or have economic characteristics similar to the securities included in the index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

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o   HOW DID THE USAA EXTENDED MARKET INDEX FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    As of the end of the reporting period, the Fund had a total return of 37.26%. This compares to a return of 38.05% for the Fund's benchmark index, the Dow Jones U.S. Completion Total Stock Market Index (the Index).

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Equity markets globally began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. The rally softened in February, however, as economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

    As the year progressed, the direction of equity markets became increasingly dominated by speculation around the future of monetary policy in response to signals from central banks, particularly the U.S. Federal Reserve (the
    Fed). Sluggish global growth, ironically, was often

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Refer to page 6 for benchmark definitions.

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2  | USAA EXTENDED MARKET INDEX FUND

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    conducive to positive stock market performance as weak economic data reinforced investors' expectations that major central banks would maintain their accommodative stance. Additionally, the modest pace of economic growth bode well for corporate profit margins as the global recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

    After peaking in late May, global equity markets recoiled when Fed Chairman Ben Bernanke mentioned the possibility of gradually reducing (or "tapering") monetary stimulus before the end of 2013. Volatility picked up considerably as many investors misinterpreted the Fed's remarks as signaling the end of low short-term interest rates. However, equities staged a swift mid-summer rebound when the Fed's tone turned more dovish. Later in the third quarter, mixed economic data drove high volatility as it made investors increasingly anxious about when and how much the Fed would reduce its bond-buying stimulus program. Also concerning was the escalation of the revolution in Egypt and the civil war in Syria, events that fueled higher oil prices, an additional headwind for global growth.

    September brought another sharp rally as the Fed defied market expectations with its decision to delay tapering its asset purchase program. On the geopolitical front, the turmoil in Egypt and Syria subsided and the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. The global equity market advance was interrupted again in late September when the United States teetered on breaching its national debt ceiling and political brinksmanship led to a partial government shutdown. The rally quickly resumed in mid-October when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014.

    As economic indicators improved later in the fall, investors grappled with rising uncertainty as to when and how much the Fed would begin gradually reducing tapering its monthly asset purchases. This anxiety was ultimately relieved when the Fed announced the commencement of tapering in mid-December. Investors reacted positively to this

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    policy move as it signaled the Fed's perception of real improvement in U.S. growth. Sentiment was also buoyed by the extension of the Fed's expected time horizon for maintaining low short-term interest rates.

o   PLEASE DESCRIBE THE SECTOR PERFORMANCE OF THE FUND DURING THE REPORTING
    PERIOD?

    Consumer Discretionary (+7.37%) led the Index for the year, followed by Industrials (+6.52%), Financials (+6.23%), and Information Technology (+6.20%). Utilities (+0.92%) and Telecommunication sectors (+0.56%) finished the year with modest gains.

o   WHAT IS YOUR OUTLOOK?

    We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

    Thank you for your investment in the Fund.

THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF DECEMBER 31, 2013, AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER. INDEX PERFORMANCE IS SHOWN FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PREPARED BY BLACKROCK INVESTMENTS, LLC, MEMBER FINRA.

(C)2014 BLACKROCK, INC. ALL RIGHTS RESERVED.

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4  | USAA EXTENDED MARKET INDEX FUND

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INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (THE FUND) (Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                          12/31/13                 12/31/12
--------------------------------------------------------------------------------
Net Assets                             $615.7 Million           $398.4 Million
Net Asset Value Per Share                  $17.63                   $13.33

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
  1 Year                             5 Years                           10 Years
  37.26%                              22.00%                             9.90%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/12*
--------------------------------------------------------------------------------
  Before Reimbursement        0.65%           After Reimbursement        0.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.50% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    DOW JONES U.S. COMPLETION              USAA EXTENDED
                           TOTAL STOCK                     MARKET INDEX
                          MARKET INDEX*                        FUND
12/31/2003                 $10,000.00                       $10,000.00
 1/31/2004                  10,358.32                        10,339.86
 2/29/2004                  10,539.63                        10,525.23
 3/31/2004                  10,584.26                        10,576.73
 4/30/2004                  10,158.91                        10,133.88
 5/31/2004                  10,312.16                        10,288.36
 6/30/2004                  10,596.00                        10,566.43
 7/31/2004                  10,008.61                         9,979.40
 8/31/2004                  10,009.63                         9,979.40
 9/30/2004                  10,394.46                        10,370.75
10/31/2004                  10,586.53                        10,587.02
11/30/2004                  11,325.55                        11,307.93
12/31/2004                  11,809.52                        11,791.99
 1/31/2005                  11,409.53                        11,393.68
 2/28/2005                  11,630.31                        11,603.32
 3/31/2005                  11,407.35                        11,414.65
 4/30/2005                  10,990.50                        11,026.82
 5/31/2005                  11,645.48                        11,676.69
 6/30/2005                  12,025.41                        12,043.55
 7/31/2005                  12,702.37                        12,693.42
 8/31/2005                  12,556.74                        12,546.68
 9/30/2005                  12,651.93                        12,620.05
10/31/2005                  12,354.88                        12,347.52
11/30/2005                  12,931.25                        12,944.99
12/31/2005                  12,993.87                        12,984.66
 1/31/2006                  13,847.21                        13,800.22
 2/28/2006                  13,709.94                        13,682.18
 3/31/2006                  14,232.15                        14,197.28
 4/30/2006                  14,290.72                        14,250.93
 5/31/2006                  13,673.82                        13,649.99
 6/30/2006                  13,713.01                        13,671.45
 7/31/2006                  13,325.79                        13,285.13
 8/31/2006                  13,611.75                        13,564.14
 9/30/2006                  13,736.25                        13,714.38
10/31/2006                  14,419.67                        14,390.44
11/30/2006                  14,941.70                        14,916.26
12/31/2006                  14,979.70                        14,972.84
 1/31/2007                  15,462.85                        15,467.81
 2/28/2007                  15,424.68                        15,377.81
 3/31/2007                  15,591.93                        15,535.30
 4/30/2007                  15,978.29                        15,884.03
 5/31/2007                  16,665.97                        16,547.74
 6/30/2007                  16,421.20                        16,334.01
 7/31/2007                  15,684.71                        15,625.30
 8/31/2007                  15,842.69                        15,771.54
 9/30/2007                  16,323.06                        16,266.51
10/31/2007                  16,805.76                        16,783.98
11/30/2007                  15,863.08                        15,805.29
12/31/2007                  15,787.65                        15,678.20
 1/31/2008                  14,813.00                        14,653.64
 2/29/2008                  14,493.15                        14,355.80
 3/31/2008                  14,236.30                        14,069.88
 4/30/2008                  15,012.65                        14,844.25
 5/31/2008                  15,727.71                        15,511.41
 6/30/2008                  14,548.38                        14,343.89
 7/31/2008                  14,411.31                        14,200.92
 8/31/2008                  14,691.70                        14,486.85
 9/30/2008                  13,095.25                        12,926.18
10/31/2008                  10,393.12                        10,257.55
11/30/2008                   9,208.97                         9,090.02
12/31/2008                   9,625.74                         9,509.40
 1/31/2009                   8,906.61                         8,776.94
 2/28/2009                   8,035.62                         7,918.19
 3/31/2009                   8,728.48                         8,600.13
 4/30/2009                  10,036.74                         9,888.26
 5/31/2009                  10,453.43                        10,292.38
 6/30/2009                  10,541.07                        10,368.15
 7/31/2009                  11,490.34                        11,302.67
 8/31/2009                  11,919.57                        11,732.05
 9/30/2009                  12,611.78                        12,401.37
10/31/2009                  11,929.25                        11,706.79
11/30/2009                  12,403.67                        12,174.05
12/31/2009                  13,228.73                        12,967.69
 1/31/2010                  12,911.94                        12,650.17
 2/28/2010                  13,535.14                        13,259.82
 3/31/2010                  14,527.11                        14,225.09
 4/30/2010                  15,218.70                        14,898.24
 5/31/2010                  14,075.01                        13,780.56
 6/30/2010                  13,099.87                        12,827.98
 7/31/2010                  14,006.62                        13,704.35
 8/31/2010                  13,227.48                        12,929.59
 9/30/2010                  14,732.29                        14,402.90
10/31/2010                  15,391.68                        15,037.95
11/30/2010                  15,850.62                        15,469.78
12/31/2010                  17,014.51                        16,612.77
 1/31/2011                  17,232.13                        16,810.07
 2/28/2011                  17,997.49                        17,559.81
 3/31/2011                  18,360.48                        17,914.95
 4/30/2011                  18,908.55                        18,427.94
 5/31/2011                  18,669.01                        18,191.18
 6/30/2011                  18,233.43                        17,757.11
 7/31/2011                  17,643.85                        17,191.52
 8/31/2011                  16,202.04                        15,784.10
 9/30/2011                  14,454.26                        14,087.31
10/31/2011                  16,477.97                        16,060.32
11/30/2011                  16,383.60                        15,955.09
12/31/2011                  16,375.59                        15,943.09
 1/31/2012                  17,613.39                        17,139.86
 2/29/2012                  18,321.74                        17,813.90
 3/31/2012                  18,740.54                        18,212.82
 4/30/2012                  18,602.94                        18,075.26
 5/31/2012                  17,302.11                        16,809.72
 6/30/2012                  17,848.65                        17,332.44
 7/31/2012                  17,726.26                        17,208.64
 8/31/2012                  18,338.05                        17,800.14
 9/30/2012                  18,787.11                        18,226.57
10/31/2012                  18,539.19                        17,978.97
11/30/2012                  18,812.31                        18,254.09
12/31/2012                  19,304.84                        18,727.73
 1/31/2013                  20,649.82                        20,020.27
 2/28/2013                  20,850.25                        20,202.91
 3/31/2013                  21,827.38                        21,144.21
 4/30/2013                  21,966.97                        21,270.66
 5/31/2013                  22,552.59                        21,818.58
 6/30/2013                  22,330.90                        21,593.79
 7/31/2013                  23,847.02                        23,040.87
 8/31/2013                  23,192.08                        22,394.60
 9/30/2013                  24,553.87                        23,701.19
10/31/2013                  25,265.67                        24,389.60
11/30/2013                  25,871.28                        24,979.67
12/31/2013                  26,650.49                        25,705.52

                                   [END CHART]

                      Data from 12/31/13 to 12/31/13.

The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 3,500 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500 Index. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market.

================================================================================

6  | USAA EXTENDED MARKET INDEX FUND

================================================================================

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund.
o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 12/31/13
                               (% of Net Assets)*

Liberty Global plc A .....................................................  0.8%
Las Vegas Sands Corp. ....................................................  0.7%
LinkedIn Corp. A .........................................................  0.5%
Liberty Media Corp. A ....................................................  0.4%
HCA Holdings, Inc. .......................................................  0.3%
Liberty Interactive Corp. A ..............................................  0.3%
Illumina, Inc. ...........................................................  0.3%
United Continental Holdings ..............................................  0.3%
Avago Technologies Ltd. ..................................................  0.3%
Hertz Global Holdings, Inc. ..............................................  0.3%

                           o TOP 10 INDUSTRY SECTORS o
                                 AS OF 12/31/13
                               (% of Net Assets)*

Real Estate ..............................................................  8.3%
Banks ....................................................................  5.1%
Insurance ................................................................  4.3%
Software .................................................................  3.9%
Diversified Financials ...................................................  3.8%
Specialty Retail .........................................................  3.8%
Machinery ................................................................  3.7%
Commercial Services & Supplies ...........................................  3.3%
Media ....................................................................  3.3%
Oil & Gas ................................................................  3.2%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 33-78.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2013:

                            QUALIFIED
DIVIDENDS RECEIVED       DIVIDEND INCOME          LONG-TERM
DEDUCTION (CORPORATE      (NON-CORPORATE        CAPITAL GAIN       INTEREST-RELATED
  SHAREHOLDERS)(1)       SHAREHOLDERS)(1)     DISTRIBUTIONS(2)      DIVIDEND INCOME
-----------------------------------------------------------------------------------
       59.52%                 65.24%             $15,044,135            $10,859
-----------------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.

(2) Pursuant to Section 852 of the Internal Revenue Code.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Extended Market Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and with the Master Extended Market Index Series. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
February 21, 2014

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

--------------------------------------------------------------------------------

ASSETS
  Investment in Master Extended Market Index Series, at fair value        $615,006,604
  Receivable for capital shares sold                                         1,381,208
  Receivable for dividends and interest                                             13
                                                                          ------------
         Total assets                                                      616,387,825
                                                                          ------------
LIABILITIES
  Payable for capital shares redeemed                                          520,622
  Accrued transfer agency fees                                                  21,427
  Other accrued expenses and payables                                          106,643
                                                                          ------------
         Total liabilities                                                     648,692
                                                                          ------------
            Net assets applicable to capital shares outstanding           $615,739,133
                                                                          ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $417,669,686
  Accumulated undistributed net investment income                              789,892
  Accumulated net realized gain from investments and
    futures transactions                                                     5,933,627
  Net unrealized appreciation on investments and futures contracts         191,345,928
                                                                          ------------
            Net assets applicable to capital shares outstanding           $615,739,133
                                                                          ============
  Capital shares outstanding                                                34,925,153
                                                                          ============
  Net asset value, redemption price, and offering price per share         $      17.63
                                                                          ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
    Dividends -- unaffiliated                                             $  6,570,250
    Foreign taxes withheld                                                      (7,525)
    Securities lending -- affiliated                                           366,638
    Dividends -- affiliated                                                     77,007
                                                                          ------------
         Total income                                                        7,006,370
            Expenses (Note 4B)                                                (326,335)
                                                                          ------------
  Net allocated investment income                                            6,680,035
                                                                          ------------
FUND EXPENSES
  Administration and servicing fees                                          1,263,717
  Transfer agent's fees                                                        738,498
  Custody and accounting fees                                                    6,100
  Shareholder reporting fees                                                    46,000
  Postage                                                                       35,000
  Trustees' fees                                                                14,300
  Registration fees                                                             48,439
  Professional fees                                                             98,625
  Other                                                                         14,010
                                                                          ------------
         Total Fund expenses before reimbursement                            2,264,689
  Expenses reimbursed                                                          (77,413)
                                                                          ------------
         Total Fund expenses after reimbursement                             2,187,276
                                                                          ------------
NET INVESTMENT INCOME                                                        4,492,759
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                            20,801,938
  Net realized gain from futures transactions                                5,159,908
  Net change in unrealized appreciation/depreciation on investments
    and futures contracts                                                  126,849,136
                                                                          ------------
         Net allocated realized and unrealized gain on investments
            and futures contracts                                          152,810,982
                                                                          ------------
  Increase in net assets from operations                                  $157,303,741
                                                                          ============

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

---------------------------------------------------------------------------------------
                                                                  2013             2012
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                   $  4,492,759     $  5,544,333
  Net realized gain from investment transactions            20,801,938          123,756
  Net realized gain from futures transactions                5,159,908          742,492
  Net change in unrealized appreciation/depreciation
     on investments and futures contracts                  126,849,136       54,176,593
                                                          -----------------------------
     Net increase in net assets from operations            157,303,741       60,587,174
                                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                     (4,327,638)      (5,499,738)
  Net realized gains                                       (17,524,518)      (2,744,950)
                                                          -----------------------------
     Distributions to shareholders                         (21,852,156)      (8,244,688)
                                                          -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                142,920,022       54,873,628
  Reinvested dividends                                      21,398,615        8,059,603
  Cost of shares redeemed                                  (82,425,844)     (70,541,299)
                                                          -----------------------------
     Net increase (decrease) in net assets from
         capital share transactions                         81,892,793       (7,608,068)
                                                          -----------------------------
  Net increase in net assets                               217,344,378       44,734,418
NET ASSETS
  Beginning of period                                      398,394,755      353,660,337
                                                          -----------------------------
  End of period                                           $615,739,133     $398,394,755
                                                          =============================
Accumulated undistributed net investment income
  End of period                                           $    789,892     $    629,241
                                                          =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                9,010,642        4,260,185
  Shares issued for reinvested dividends                     1,239,182          611,503
  Shares redeemed                                           (5,218,612)      (5,488,819)
                                                          -----------------------------
     Increase (decrease) in shares outstanding               5,031,212         (617,131)
                                                          =============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                             YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------
                                              2013        2012         2011         2010         2009
                                         ------------------------------------------------------------
Net asset value at
 beginning of period                      $  13.33    $  11.59     $  12.63     $  10.21     $   7.53
                                          -----------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                         .13         .19          .11          .09          .07
 Net realized and unrealized
  gain (loss) on investments
  and futures transactions                    4.82        1.83         (.63)(b)     2.78         2.67
                                          -----------------------------------------------------------
Total from investment operations              4.95        2.02         (.52)        2.87         2.74
                                          -----------------------------------------------------------
Less distributions:
 From net investment income                   (.13)       (.19)        (.09)        (.11)        (.06)
 From realized capital gains                  (.52)       (.09)        (.43)        (.34)           -
                                          -----------------------------------------------------------
Total distributions                           (.65)       (.28)        (.52)        (.45)        (.06)
                                          -----------------------------------------------------------
Net asset value at end of period          $  17.63    $  13.33     $  11.59     $  12.63     $  10.21
                                          ===========================================================
Total return (%)*                            37.26       17.47        (4.03)       28.11        36.37
Net assets at end of period (000)         $615,739    $398,395     $353,660     $362,835     $276,245
Ratios to average net assets:**
 Expenses, including expenses
  of the Master Extended
  Market Index Series (%)(a)                   .50         .50          .50          .50          .50
 Expenses before reimbursements,
  including expenses of the Master
  Extended Market Index Series (%)(a)          .51         .65          .75          .81          .96
 Net investment income (%)                     .89        1.45          .87          .86          .86
Portfolio turnover (%)***                       18          12           12           15           20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended December 31, 2013, average net assets were
    $505,495,432.
*** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Reflected a net realized and unrealized loss per share, whereas the statement of operations reflected a net realized and unrealized gain for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At December 31, 2013, the Fund's investment was 100% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1 of the Series' financial statements included elsewhere in this report.

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series.

C. DERIVATIVE FINANCIAL INSTRUMENTS -- Refer to Note 2 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended December 31, 2013, the fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2013, the Fund paid CAPCO facility fees of $2,933, which represents 0.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting related to partnership accounting for master-feeder funds and prior year adjustments resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $192,132, decrease undistributed net investment income by $4,470 and increase accumulated net realized gain on investments by $196,602. This reclassification has no effect on net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

The tax character of distributions paid during the years ended December 31, 2013, and 2012, was as follows:

                                                     2013                  2012
                                                 ---------------------------------
Ordinary income*                                 $ 6,808,021            $5,500,040
Long-term realized capital gain                   15,044,135             2,744,648
                                                 -----------            ----------
  Total distributions paid                       $21,852,156            $8,244,688
                                                 -----------            ----------

As of December 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                          $  3,493,769
Undistributed long-term capital gain                                       5,925,322
Unrealized appreciation of investments                                   188,650,590

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, passive foreign investment corporation, and mark-to-market adjustments.

Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended December 31, 2013, the Fund utilized post-enactment capital loss carryforwards of $415,787, to offset capital gains. At December 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. It is unlikely that

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

For the year ended December 31, 2013, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,263,717.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees (the Board) has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2013, the Fund reimbursed the Manager $14,314 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

    Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2013, the Manager incurred subadministration fees, paid or payable to BlackRock, of $166,804.

B. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2014, to limit the total annual operating expenses of the Fund to 0.50% of the Fund's average net assets, excluding extraordinary expenses and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2013, the Fund incurred reimbursable expenses of $77,413. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock Advisors, LLC of $15,220 (See Master Feeder Notes to Financials). Refer to
    Note 5 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $23 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2013, the Fund incurred transfer agent's fees paid or payable to SAS, of $738,498.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund pursuant to a Management Agreement and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2013, through December 31, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  21

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                BEGINNING            ENDING          DURING PERIOD*
                              ACCOUNT VALUE      ACCOUNT VALUE       JULY 1, 2013 -
                               JULY 1, 2013    DECEMBER 31, 2013    DECEMBER 31, 2013
                              ------------------------------------------------------
Actual                           $1,000.00         $1,190.40             $2.76

Hypothetical
 (5% return before expenses)      1,000.00          1,022.68              2.55

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 19.04% for the six-month period of July 1, 2013, through December 31, 2013.

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST

--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each P.O. Box 659450, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  23

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

PAUL L. McNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  25

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/31-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
 (2) Member of Executive Committee
 (3) Member of Audit Committee
 (4) Member of Pricing and Investment Committee
 (5) Member of Corporate Governance Committee
 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
 (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
 (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  27

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICorp.

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group
(FASG) General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  29

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

30  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE INVESTORS OF MASTER EXTENDED MARKET INDEX SERIES AND BOARD OF DIRECTORS OF QUANTITATIVE MASTER SERIES LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the series constituting Quantitative Master Series LLC, (the "Series") as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series, of the Quantitative Master Series LLC, as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
/S/ DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2014

================================================================================

32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

SCHEDULE OF INVESTMENTS

December 31, 2013

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE & DEFENSE - 1.6%
     5,581     AAR Corp.                                                               $    156,324
     3,079     Aerovironment, Inc.(a)                                                        89,691
     4,609     Alliant Techsystems, Inc.                                                    560,823
     2,867     Arotech Corp.(a)                                                              10,006
     2,346     Astronics Corp.(a)                                                           119,646
     5,505     Astrotech Corp.(a)                                                            15,579
    14,379     BE Aerospace, Inc.(a)                                                      1,251,404
     1,913     CPI Aerostructures, Inc.(a)                                                   28,772
     3,171     Cubic Corp.                                                                  166,985
     6,736     Curtiss-Wright Corp.                                                         419,181
     1,702     Ducommun, Inc.(a)                                                             50,737
     4,556     Esterline Technologies Corp.(a)                                              464,530
    26,927     Exelis, Inc.                                                                 513,229
     9,455     GenCorp, Inc.(a)                                                             170,379
       592     HEICO Corp.                                                                   34,306
     7,676     HEICO Corp., Class A                                                         323,313
    14,664     Hexcel Corp.(a)                                                              655,334
     7,306     Huntington Ingalls Industries, Inc.                                          657,613
     3,915     Innovative Solutions & Support, Inc.(a)                                       28,540
     7,760     Kratos Defense & Security Solutions, Inc.(a)                                  59,597
     1,815     LMI Aerospace, Inc.(a)                                                        26,753
     2,816     Mantech International Corp., Class A                                          84,283
     6,554     Moog, Inc., Class A(a)                                                       445,279
     8,980     Orbital Sciences Corp.(a)                                                    209,234
     3,341     RBC Bearings, Inc.(a)                                                        236,376
    10,248     Smith & Wesson Holding Corp.(a ),(b)                                         138,245
    14,842     Spirit Aerosystems Holdings, Inc., Class A(a)                                505,815
     3,052     Sturm Ruger & Co., Inc.                                                      223,071
     7,979     Taser International, Inc.(a)                                                 126,707
     5,436     Teledyne Technologies, Inc.(a)                                               499,351
     7,287     TransDigm Group, Inc.                                                      1,173,353
     7,553     Triumph Group, Inc.                                                          574,557
       644     VSE Corp.                                                                     30,918
                                                                                       ------------
                                                                                         10,049,931
                                                                                       ------------
ALTERNATIVE ENERGY - 0.1%
     7,111     Amyris, Inc.(a)                                                               37,617
     7,427     Ascent Solar Technologies, Inc.(a),(b)                                         5,236
       568     BioFuel Energy Corp.(a)                                                          977
    31,129     FuelCell Energy, Inc.(a),(b)                                                  43,892
     3,578     Green Plains Renewable Energy, Inc.                                           69,377
     7,536     GreenHunter Energy, Inc.(a),(b)                                                8,742
    19,873     GT Advanced Technologies, Inc.(a)                                            173,293
     7,210     KiOR, Inc., Class A(a)                                                        12,113
     3,549     Ocean Power Technologies, Inc.(a)                                              6,814
    15,580     Plug Power, Inc.(a),(b)                                                       24,149
       904     REX American Resources Corp.(a)                                               40,418
     8,678     Solazyme, Inc.(a),(b)                                                         94,503
     5,106     STR Holdings, Inc.(a)                                                          8,016
     6,005     SunPower Corp.(a)                                                            179,009
                                                                                       ------------
                                                                                            704,156
                                                                                       ------------
AUTOMOBILES & PARTS - 1.9%
    10,746     Allison Transmission Holdings, Inc.                                          296,697
    10,309     American Axle & Manufacturing Holdings, Inc.(a)                              210,819
    13,708     Autoliv, Inc.                                                              1,258,394
     8,658     Cooper Tire & Rubber Co.                                                     208,138
    21,242     Dana Holding Corp.                                                           416,768

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,282     Dorman Products, Inc.(a)                                                $    240,092
     4,718     Federal-Mogul Corp.(a)                                                        92,850
     2,169     Fuel Systems Solutions, Inc.(a)                                               30,084
    20,899     Gentex Corp.                                                                 689,458
     5,416     Gentherm, Inc.(a)                                                            145,203
    12,455     Lear Corp.                                                                 1,008,481
    43,599     LKQ Corp.(a),(b)                                                           1,434,407
     3,917     LoJack Corp.(a)                                                               14,140
     6,801     Modine Manufacturing Co.(a)                                                   87,189
     3,112     Motorcar Parts of America, Inc.(a)                                            60,062
     3,415     Quantum Fuel Systems Technologies Worldwide, Inc.(a)                          26,637
     1,088     Shiloh Industries, Inc.(a)                                                    21,216
     2,991     Standard Motor Products, Inc.                                                110,069
     4,259     Stoneridge, Inc.(a)                                                           54,302
       573     Strattec Security Corp.                                                       25,596
     3,069     Superior Industries International, Inc.                                       63,314
     8,906     Tenneco, Inc.(a)                                                             503,813
    11,956     Tesla Motors, Inc.(a),(b)                                                  1,797,943
     7,854     Titan International, Inc.                                                    141,215
    16,664     TRW Automotive Holdings Corp.(a)                                           1,239,635
     7,139     US Auto Parts Network, Inc.(a)                                                17,705
     7,210     Visteon Corp.(a)                                                             590,427
     9,029     WABCO Holdings, Inc.(a)                                                      843,399
                                                                                       ------------
                                                                                         11,628,053
                                                                                       ------------
BANKS - 5.2%
     1,862     1st Source Corp.                                                              59,472
     6,012     1st United Bancorp, Inc.                                                      45,751
     1,553     Ameriana Bancorp                                                              21,400
     1,548     American National Bankshares, Inc.                                            40,635
     3,989     Ameris Bancorp(a)                                                             84,208
     1,630     Ames National Corp.                                                           36,496
     2,181     Arrow Financial Corp.                                                         57,927
    22,594     Associated Banc-Corp                                                         393,136
    12,115     Astoria Financial Corp.                                                      167,550
     3,206     Banc of California, Inc.                                                      42,992
       770     Bancfirst Corp.                                                               43,166
     2,128     Bancorp of New Jersey, Inc.                                                   29,026
     5,773     The Bancorp, Inc.(a)                                                         103,394
    12,187     BancorpSouth, Inc.                                                           309,794
     7,238     Bank Mutual Corp.                                                             50,738
     6,294     Bank of Hawaii Corp.                                                         372,227
     1,025     Bank of Kentucky Financial Corp.                                              37,823
       972     Bank of Marin Bancorp                                                         42,175
     4,697     Bank of the Ozarks, Inc.                                                     265,803
     3,821     BankFinancial Corp.                                                           35,000
    10,973     BankUnited, Inc.                                                             361,231
     2,906     Banner Corp.                                                                 130,247
     1,107     Bar Harbor Bankshares                                                         44,269
     2,435     BCB Bancorp, Inc.                                                             32,751
     4,923     Beneficial Mutual Bancorp, Inc.(a)                                            53,759
     3,819     Berkshire Hills Bancorp, Inc.                                                104,144
     1,927     BofI Holding, Inc.(a)                                                        151,135
     2,663     BOK Financial Corp.                                                          176,610
    11,992     Boston Private Financial Holdings, Inc.                                      151,339
     2,106     Bridge Bancorp, Inc.                                                          54,756
     2,653     Bridge Capital Holdings(a)                                                    54,493
    10,701     Brookline Bancorp, Inc.                                                      102,409
     2,814     Bryn Mawr Bank Corp.                                                          84,927
       882     California First National Bancorp                                             13,318
     2,821     Camco Financial Corp.(a)                                                      18,844
     1,176     Camden National Corp.                                                         49,651
     2,292     Cape Bancorp, Inc.                                                            23,287
     6,876     Capital Bank Financial Corp., Class A(a)                                     156,429
     1,923     Capital City Bank Group, Inc.(a)                                              22,634
    28,252     CapitalSource, Inc.                                                          405,981
    18,962     Capitol Federal Financial, Inc.                                              229,630
     4,668     Cardinal Financial Corp.                                                      84,024

================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,327     Cascade Bancorp(a)                                                      $      6,940
    10,742     Cathay General Bancorp                                                       287,134
     2,591     Center Bancorp, Inc.                                                          48,607
     5,224     Centerstate Banks, Inc.                                                       53,024
     5,017     Central Pacific Financial Corp.                                              100,741
       627     Century Bancorp, Inc., Class A                                                20,848
     4,143     Chemical Financial Corp.                                                     131,209
     1,742     Chicopee Bancorp, Inc.                                                        30,328
     2,142     Citizens & Northern Corp.                                                     44,189
     2,320     City Holding Co.                                                             107,486
     6,818     City National Corp.                                                          540,122
     2,017     Clifton Savings Bancorp, Inc.                                                 25,818
     2,402     CNB Financial Corp.                                                           45,638
     5,309     CoBiz Financial, Inc.                                                         63,496
       750     Colony Bankcorp, Inc.(a)                                                       4,575
     7,418     Columbia Banking System, Inc.                                                204,069
    11,600     Commerce Bancshares, Inc.                                                    520,956
     5,806     Community Bank System, Inc.                                                  230,382
     2,165     Community Trust Bancorp, Inc.                                                 97,771
     1,986     CommunityOne Bancorp(a)                                                       25,322
     7,524     Cullen/Frost Bankers, Inc.                                                   560,011
    13,154     CVB Financial Corp.                                                          224,539
     4,654     Dime Community Bancshares, Inc.                                               78,746
     1,373     Doral Financial Corp.(a)                                                      21,501
     3,777     Eagle Bancorp, Inc.(a)                                                       115,690
    19,918     East West Bancorp, Inc.                                                      696,532
     2,546     Eastern Virginia Bankshares, Inc.(a)                                          17,822
     1,296     Enterprise Bancorp, Inc.                                                      27,436
     3,330     Enterprise Financial Services Corp.                                           67,999
     2,374     ESB Financial Corp.                                                           33,711
     1,863     ESSA Bancorp, Inc.                                                            21,536
     1,489     Farmers Capital Bank Corp.(a)                                                 32,386
     3,036     Fidelity Southern Corp.                                                       50,428
     1,950     Financial Institutions, Inc.                                                  48,185
     1,907     First Bancorp, Inc.                                                           33,220
     3,105     First Bancorp, North Carolina                                                 51,605
    14,655     First BanCorp, Puerto Rico(a)                                                 90,714
    11,407     First Busey Corp.                                                             66,161
     1,258     First Citizens Banc Corp.                                                      8,202
       891     First Citizens BancShares, Inc., Class A                                     198,363
    13,854     First Commonwealth Financial Corp.                                           122,192
     2,730     First Community Bancshares, Inc.                                              45,591
     2,900     First Connecticut Bancorp, Inc.                                               46,748
     1,535     First Defiance Financial Corp.                                                39,864
     1,590     First Federal Bancshares of Arkansas, Inc.(a)                                 13,833
     8,285     First Financial Bancorp                                                      144,408
     4,398     First Financial Bankshares, Inc.                                             291,675
     1,437     First Financial Corp.                                                         52,537
     3,520     First Financial Holdings, Inc.                                               234,115
     2,894     First Financial Northwest, Inc.                                               30,011
       968     First Financial Service Corp.(a)                                               4,830
    34,697     First Horizon National Corp.                                                 404,220
     3,171     First Interstate Bancsystem, Inc.                                             89,961
     5,697     First Merchants Corp.                                                        129,664
    11,345     First Midwest Bancorp, Inc.                                                  198,878
    50,724     First Niagara Financial Group, Inc.                                          538,689
     1,491     The First of Long Island Corp.                                                63,919
    18,148     First Republic Bank                                                          950,048
     6,856     First Security Group, Inc.(a)                                                 15,769
     2,440     First South Bancorp, Inc.(a)                                                  19,032

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,784     First United Corp.(a)                                                   $     13,630
    23,341     FirstMerit Corp.                                                             518,870
     3,391     Flagstar Bancorp, Inc.(a)                                                     66,531
     4,280     Flushing Financial Corp.                                                      88,596
    22,408     FNB Corp.                                                                    282,789
     2,566     Fox Chase Bancorp, Inc.                                                       44,597
     2,485     Franklin Financial Corp.(a)                                                   49,153
    26,818     Fulton Financial Corp.                                                       350,779
     1,992     German American Bancorp, Inc.                                                 56,772
    10,822     Glacier Bancorp, Inc.                                                        322,387
     1,408     Great Southern Bancorp, Inc.                                                  42,817
     2,831     Guaranty Bancorp                                                              39,776
    14,016     Hampton Roads Bankshares, Inc.(a)                                             24,528
    11,565     Hancock Holding Co.                                                          424,204
     4,901     Hanmi Financial Corp.                                                        107,283
     1,194     Hawthorn Bancshares, Inc.                                                     14,806
     2,048     Heartland Financial USA, Inc.                                                 58,962
     4,396     Heritage Commerce Corp.                                                       36,223
     2,524     Heritage Financial Corp.                                                      43,186
     1,907     HMN Financial, Inc.(a)                                                        20,043
     1,779     Home Bancorp, Inc.(a)                                                         33,534
     6,948     Home BancShares, Inc.                                                        259,508
     2,378     Home Federal Bancorp, Inc.                                                    35,432
    10,078     Home Loan Servicing Solutions Ltd.                                           231,492
     3,179     HomeTrust Bancshares, Inc.(a)                                                 50,832
     1,338     Horizon Bancorp                                                               33,892
     2,386     Hudson Valley Holding Corp.                                                   48,555
     4,126     Iberiabank Corp.                                                             259,319
     3,333     Independent Bank Corp./MA                                                    130,620
     3,247     Independent Bank Corp./MI(a)                                                  38,964
     7,998     International Bancshares Corp.                                               211,067
     4,029     Intervest Bancshares Corp.(a)                                                 30,258
     8,904     Investors Bancorp, Inc.                                                      227,764
     2,925     Kearny Financial Corp.(a)                                                     34,018
     4,827     Lakeland Bancorp, Inc.                                                        59,710
     2,532     Lakeland Financial Corp.                                                      98,748
     4,625     Macatawa Bank Corp.(a)                                                        23,125
     3,542     MainSource Financial Group, Inc.                                              63,862
     7,928     MB Financial, Inc.                                                           254,410
     1,617     Mercantile Bank Corp.                                                         34,895
     1,163     Merchants Bancshares, Inc.                                                    38,961
     2,347     Metro Bancorp, Inc.(a)                                                        50,554
     1,608     MidSouth Bancorp, Inc.                                                        28,719
     1,321     MidWestOne Financial Group, Inc.                                              35,931
     1,313     MutualFirst Financial, Inc.                                                   22,492
       821     NASB Financial, Inc.                                                          24,794
     1,269     National Bankshares, Inc.                                                     46,813
    16,473     National Penn Bancshares, Inc.                                               186,639
     6,050     NBT Bancorp, Inc.                                                            156,695
    63,362     New York Community Bancorp, Inc.                                           1,067,650
     4,484     NewBridge Bancorp(a)                                                          33,630
     1,481     North Valley Bancorp(a)                                                       28,006
     9,389     Northfield Bancorp, Inc.                                                     123,935
     1,270     Northrim BanCorp, Inc.                                                        33,325
    12,931     Northwest Bancshares, Inc.                                                   191,120
       859     Norwood Financial Corp.                                                       23,107
     2,337     OceanFirst Financial Corp.                                                    40,033
     6,634     OFG Bancorp                                                                  115,034
       934     Ohio Valley Banc Corp.                                                        21,155
    13,914     Old National Bancorp                                                         213,858
     3,649     Old Second Bancorp, Inc.(a)                                                   16,822
     2,365     OmniAmerican Bancorp, Inc.(a)                                                 50,564
     6,327     Oritani Financial Corp.                                                      101,548
     1,792     Orrstown Financial Services, Inc.(a)                                          29,299
     3,334     Pacific Continental Corp.                                                     53,144
     5,942     PacWest Bancorp                                                              250,871

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36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,810     Park National Corp.                                                     $    153,977
     9,066     Park Sterling Corp.                                                           64,731
     1,791     Peapack Gladstone Financial Corp.                                             34,208
       950     Penns Woods Bancorp, Inc.                                                     48,450
     1,155     Peoples Bancorp of North Carolina, Inc.                                       16,378
     1,815     Peoples Bancorp, Inc.                                                         40,856
     1,245     Peoples Financial Corp.(a)                                                    16,204
     5,027     Pinnacle Financial Partners, Inc.                                            163,528
    14,734     Popular, Inc.(a)                                                             423,308
     1,044     Porter Bancorp, Inc.(a)                                                        1,054
     2,432     Preferred Bank(a)                                                             48,762
     9,627     PrivateBancorp, Inc.                                                         278,509
     7,996     Prosperity Bancshares, Inc.                                                  506,866
     1,737     Provident Financial Holdings, Inc.                                            26,055
     7,521     Provident Financial Services, Inc.                                           145,306
     2,347     Pulaski Financial Corp.                                                       26,427
     4,635     Renasant Corp.                                                               145,817
     1,667     Republic Bancorp, Inc., Class A                                               40,908
     4,534     Republic First Bancorp, Inc.(a)                                               13,511
     4,146     Riverview Bancorp, Inc.(a)                                                    12,023
     3,960     Rockville Financial, Inc.                                                     56,272
     1,265     Royal Bancshares of Pennsylvania, Inc., Class A(a)                             1,746
     4,121     S&T Bancorp, Inc.                                                            104,303
     3,931     Sandy Spring Bancorp, Inc.                                                   110,815
     3,936     Seacoast Banking Corp. of Florida(a)                                          48,019
     2,072     Shore Bancshares, Inc.(a)                                                     19,104
     1,921     Sierra Bancorp                                                                30,909
     6,944     Signature Bank(a)                                                            745,924
     2,323     Simmons First National Corp., Class A                                         86,299
     2,760     Southside Bancshares, Inc.                                                    75,458
     3,310     Southwest Bancorp, Inc.(a)                                                    52,695
     5,576     State Bank Financial Corp.                                                   101,427
     3,382     StellarOne Corp.                                                              81,405
    11,525     Sterling Bancorp                                                             154,089
     3,072     Sterling Financial Corp.                                                     104,694
     2,226     Suffolk Bancorp(a)                                                            46,301
     1,593     Summit Financial Group, Inc.(a)                                               15,818
     8,072     Sun Bancorp, Inc.(a)                                                          28,413
    26,417     Susquehanna Bancshares, Inc.                                                 339,194
     6,692     SVB Financial Group(a)                                                       701,723
     2,255     SY Bancorp, Inc.                                                              71,980
   141,197     Synovus Financial Corp.                                                      508,309
     2,814     Taylor Capital Group, Inc.(a)                                                 74,796
    23,753     TCF Financial Corp.                                                          385,986
     1,901     Territorial Bancorp, Inc.                                                     44,103
     6,006     Texas Capital Bancshares, Inc.(a)                                            373,573
    12,138     TFS Financial Corp.(a)                                                       147,052
     1,745     Tompkins Financial Corp.                                                      89,676
     4,790     TowneBank                                                                     73,718
     2,123     Trico Bancshares                                                              60,230
    13,799     TrustCo Bank Corp., NY                                                        99,077
     9,072     Trustmark Corp.                                                              243,492
     5,231     UMB Financial Corp.                                                          336,249
    16,131     Umpqua Holdings Corp.                                                        308,747
     3,085     Union First Market Bankshares Corp.                                           76,539
     2,421     United Bancorp, Inc.                                                          19,441
     5,963     United Bankshares, Inc.                                                      187,536
     5,843     United Community Banks, Inc.(a)                                              103,713
     8,303     United Community Financial Corp.(a)                                           29,642
     2,904     United Financial Bancorp, Inc.                                                54,857
     3,672     United Security Bancshares(a)                                                 18,507
     2,482     Univest Corp.of Pennsylvania                                                  51,328
    28,572     Valley National Bancorp                                                      289,149

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                                                   SCHEDULE OF INVESTMENTS |  37

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,686     ViewPoint Financial Group, Inc.                                         $    156,081
     4,850     Virginia Commerce Bancorp, Inc.(a)                                            82,401
     3,037     Washington Banking Co.                                                        53,846
    14,239     Washington Federal, Inc.                                                     331,626
     2,136     Washington Trust Bancorp, Inc.                                                79,502
     2,396     Waterstone Financial, Inc.(a)                                                 26,596
    13,132     Webster Financial Corp.                                                      409,456
     3,973     WesBanco, Inc.                                                               127,136
     2,837     West BanCorp., Inc.                                                           44,881
     3,755     Westamerica BanCorp.                                                         212,007
    11,391     Western Alliance Bancorp(a)                                                  271,789
     3,799     Westfield Financial, Inc.                                                     28,341
    10,685     Wilshire Bancorp, Inc.                                                       116,787
     5,678     Wintrust Financial Corp.                                                     261,869
     1,201     WSFS Financial Corp.                                                          93,114
     2,663     Yadkin Financial Corp.(a)                                                     45,378
                                                                                       ------------
                                                                                         32,064,639
                                                                                       ------------
BEVERAGES - 0.1%
     1,259     The Boston Beer Co., Inc., Class A(a)                                        304,414
       775     Coca-Cola Bottling Co. Consolidated                                           56,722
     1,708     Craft Brew Alliance, Inc.(a)                                                  28,045
     2,243     National Beverage Corp.(a)                                                    45,219
     5,635     Primo Water Corp.(a)                                                          14,820
     2,312     Willamette Valley Vineyards, Inc.(a)                                          14,751
                                                                                       ------------
                                                                                            463,971
                                                                                       ------------
CHEMICALS - 2.5%
     4,114     A Schulman, Inc.                                                             145,060
     4,209     Aceto Corp.                                                                  105,267
    11,529     Albemarle Corp.                                                              730,823
     3,667     American Vanguard Corp.                                                       89,071
    10,373     Ashland, Inc.                                                              1,006,596
    10,274     Axiall Corp.                                                                 487,399
     4,495     Balchem Corp.                                                                263,856
     8,255     Cabot Corp.                                                                  424,307
     8,315     Calgon Carbon Corp.(a)                                                       171,040
     4,852     Cambrex Corp.(a)                                                              86,511
    22,854     Celanese Corp., Series A                                                   1,264,055
     1,295     Chase Corp.                                                                   45,714
    14,006     Chemtura Corp.(a)                                                            391,048
     4,978     Codexis, Inc.(a)                                                               6,969
     5,208     Cytec Industries, Inc.                                                       485,177
    12,980     Ferro Corp.(a)                                                               166,533
     3,639     FutureFuel Corp.                                                              57,496
     1,451     Hawkins, Inc.                                                                 53,963
     7,165     HB Fuller Co.                                                                372,867
    28,197     Huntsman Corp.                                                               693,646
     3,030     Innophos Holdings, Inc.                                                      147,258
     3,444     Innospec, Inc.                                                               159,182
     7,904     Intrepid Potash, Inc.(a)                                                     125,199
     1,469     KMG Chemicals, Inc.                                                           24,811
     3,035     Koppers Holdings, Inc.                                                       138,851
     4,855     Kraton Performance Polymers, Inc.(a)                                         111,908
     2,763     Kronos Worldwide, Inc.                                                        52,635
     2,939     LSB Industries, Inc.(a)                                                      120,558
     4,583     Metabolix, Inc.(a)                                                             5,775
     5,048     Minerals Technologies, Inc.                                                  303,233
     1,643     NewMarket Corp.                                                              549,008
     1,227     NL Industries, Inc.                                                           13,718
    11,391     Olin Corp.                                                                   328,630
     4,674     OM Group, Inc.(a)                                                            170,180
     7,551     OMNOVA Solutions, Inc.(a)                                                     68,790
     2,295     Penford Corp.(a)                                                              29,491
    13,895     PolyOne Corp.                                                                491,188
     6,983     Polypore International, Inc.(a)                                              271,639
     1,917     Quaker Chemical Corp.                                                        147,743
    30,656     Rentech, Inc.(a)                                                              53,648
    11,231     Rockwood Holdings, Inc.                                                      807,734
    19,017     RPM International, Inc.                                                      789,396
     7,787     Senomyx, Inc.(a)                                                              39,402
     7,214     Sensient Technologies Corp.                                                  350,023
     2,654     Stepan Co.                                                                   174,182
    11,529     The Valspar Corp.                                                            821,902
     1,000     TOR Minerals International, Inc.(a)                                            9,910

================================================================================

38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,711     Tredegar Corp.                                                          $    106,914
     8,569     Tronox Ltd., Class A                                                         197,687
     2,957     Valhi, Inc.                                                                   51,984
     2,831     Westlake Chemical Corp.                                                      345,580
    11,167     WR Grace & Co.(a)                                                          1,104,081
     5,548     Zagg, Inc.(a)                                                                 24,134
     3,420     Zep, Inc.                                                                     62,107
     4,470     Zoltek Cos., Inc.(a)                                                          74,873
                                                                                       ------------
                                                                                         15,320,752
                                                                                       ------------
CONSTRUCTION & MATERIALS - 2.5%
     4,120     AAON, Inc.                                                                   131,634
     6,162     Acuity Brands, Inc.                                                          673,630
    14,262     AECOM Technology Corp.(a)                                                    419,731
     5,707     Aegion Corp.(a)                                                              124,926
     3,377     Ameresco, Inc., Class A(a)                                                    32,622
     7,238     American DG Energy, Inc.(a)                                                   12,305
     2,023     American Woodmark Corp.(a)                                                    79,969
    11,109     AO Smith Corp.                                                               599,219
     4,159     Apogee Enterprises, Inc.                                                     149,350
     1,576     Argan, Inc.                                                                   43,435
     5,690     Armstrong World Industries, Inc.(a)                                          327,801
    11,441     BlueLinx Holdings, Inc.(a)                                                    22,310
     8,489     Builders FirstSource, Inc.(a)                                                 60,611
    15,563     Chicago Bridge & Iron Co. NV                                               1,293,908
     7,409     Eagle Materials, Inc.                                                        573,679
     9,360     EMCOR Group, Inc.                                                            397,238
    24,295     Fortune Brands Home & Security, Inc.                                       1,110,281
    14,115     Foster Wheeler AG(a)                                                         466,077
     9,966     Generac Holdings, Inc.                                                       564,474
     4,428     Gibraltar Industries, Inc.(a)                                                 82,317
     5,058     Granite Construction, Inc.                                                   176,929
     8,677     Great Lakes Dredge & Dock Corp.(a)                                            79,828
     6,030     Griffon Corp.                                                                 79,656
    11,973     Headwaters, Inc.(a)                                                          117,216
     2,764     Hill International, Inc.(a)                                                   10,918
     2,430     Insteel Industries, Inc.                                                      55,234
     2,175     Integrated Electrical Services, Inc.(a)                                       11,723
     5,027     Inteliquent, Inc.                                                             57,408
    21,100     KBR, Inc.                                                                    672,879
     2,781     Layne Christensen Co.(a)                                                      47,499
     1,479     LB Foster Co., Class A                                                        69,942
     6,558     Lennox International, Inc.                                                   557,823
    20,834     Louisiana-Pacific Corp.(a)                                                   385,637
     6,632     Martin Marietta Materials, Inc.                                              662,802
     8,753     MasTec, Inc.(a)                                                              286,398
    26,770     MDU Resources Group, Inc.                                                    817,824
    23,355     Mueller Water Products, Inc., Series A                                       218,836
     3,233     MYR Group, Inc.(a)                                                            81,084
     3,432     NCI Building Systems, Inc.(a)                                                 60,197
     2,541     Nortek, Inc.(a)                                                              189,559
     1,680     Northwest Pipe Co.(a)                                                         63,437
       788     Omega Flex, Inc.                                                              16,122
     4,600     Orion Marine Group, Inc.(a)                                                   55,338
    15,938     Owens Corning(a)                                                             648,995
     5,605     PGT, Inc.(a)                                                                  56,723
     4,093     Pike Electric Corp.(a)                                                        43,263
     5,430     Primoris Services Corp.                                                      169,036
     5,516     Quanex Building Products Corp.                                               109,879
     5,562     Simpson Manufacturing Co., Inc.                                              204,292
     2,322     Sterling Construction Co., Inc.(a)                                            27,237
     3,226     Texas Industries, Inc.(a)                                                    221,884
     4,887     Thermon Group Holdings, Inc.(a)                                              133,562
     3,961     TRC Cos., Inc.(a)                                                             28,282
     2,419     Trex Co., Inc.(a)                                                            192,383
     5,483     Tutor Perini Corp.(a)                                                        144,203
     2,826     Universal Forest Products, Inc.                                              147,348
    12,215     USG Corp.(a)                                                                 346,662
     3,842     Valmont Industries, Inc.                                                     572,919
     3,837     Watsco, Inc.                                                                 368,582
     3,896     Watts Water Technologies, Inc., Class A                                      241,046
                                                                                       ------------
                                                                                         15,596,102
                                                                                       ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  39

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
ELECTRICITY - 1.3%
     5,482     ALLETE, Inc.                                                            $    273,442
    16,055     Alliant Energy Corp.                                                         828,438
     2,214     Alteva                                                                        18,088
     6,486     Black Hills Corp.                                                            340,580
    52,562     Calpine Corp.(a)                                                           1,025,485
     8,681     Cleco Corp.                                                                  404,708
    18,793     Covanta Holding Corp.                                                        333,576
    14,434     Dynegy, Inc.(a)                                                              310,620
     6,095     El Paso Electric Co.                                                         213,995
     6,698     Empire District Electric Co.                                                 151,978
    22,339     Great Plains Energy, Inc.                                                    541,497
    13,753     Hawaiian Electric Industries, Inc.                                           358,403
     7,148     IDACORP, Inc.                                                                370,552
     7,793     ITC Holdings Corp.                                                           746,725
     3,339     MGE Energy, Inc.                                                             193,328
     5,703     NorthWestern Corp.                                                           247,054
     2,989     Ormat Technologies, Inc.                                                      81,331
    11,390     Portland General Electric Co.                                                343,978
     8,632     UIL Holdings Corp.                                                           334,490
     2,686     Unitil Corp.                                                                  81,896
     6,121     UNS Energy Corp.                                                             366,342
    23,727     US Geothermal, Inc.(a)                                                         8,993
    18,658     Westar Energy, Inc.                                                          600,228
                                                                                       ------------
                                                                                          8,175,727
                                                                                       ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.8%
     3,371     The Active Power, Inc.(a)                                                     11,360
     2,252     Adept Technology, Inc.(a)                                                     38,036
     3,277     Aeroflex Holding Corp.(a)                                                     21,301
     1,204     Allied Motion Technologies, Inc.                                              14,990
     2,353     Altair Nanotechnologies, Inc.(a)                                               9,447
     1,261     American Science & Engineering, Inc.                                          90,679
     8,344     American Superconductor Corp.(a)                                              13,684
     2,178     Anaren, Inc.(a)                                                               60,962
     3,814     Anixter International, Inc.                                                  342,650
     7,886     API Technologies Corp.(a)                                                     26,891
    14,457     Arrow Electronics, Inc.(a)                                                   784,292
    19,702     Avnet, Inc.                                                                  869,055
     6,474     AVX Corp.                                                                     90,183
     3,732     AZZ, Inc.                                                                    182,346
     2,135     Badger Meter, Inc.                                                           116,358
     1,826     Ballantyne Strong, Inc.(a)                                                     8,454
     1,916     Bel Fuse, Inc., Class B                                                       40,830
     6,319     Belden, Inc.                                                                 445,174
     8,089     Benchmark Electronics, Inc.(a)                                               186,694
     6,343     Brady Corp., Class A                                                         196,189
    49,013     Capstone Turbine Corp.(a)                                                     63,227
     6,598     Checkpoint Systems, Inc.(a)                                                  104,051
    12,046     Cognex Corp.(a)                                                              459,916
     3,682     Coherent, Inc.(a)                                                            273,904
     1,678     Coleman Cable, Inc.                                                           43,997
     5,283     CTS Corp.                                                                    105,185
     3,269     CyberOptics Corp.(a)                                                          20,791
     5,693     Daktronics, Inc.                                                              89,266
     6,355     Echelon Corp.(a)                                                              13,663
     2,431     Electro Rent Corp.                                                            45,022
     4,035     Electro Scientific Industries, Inc.                                           42,206
     4,759     eMagin Corp.(a)                                                               13,468
     2,690     Encore Wire Corp.                                                            145,798
     4,406     EnerNOC, Inc.(a)                                                              75,827
     6,849     EnerSys, Inc.                                                                480,046
     3,746     ESCO Technologies, Inc.                                                      128,338
     4,476     Fabrinet(a)                                                                   92,027
     2,690     FARO Technologies, Inc.(a)                                                   156,827
     6,117     FEI Co.                                                                      546,615
     6,930     General Cable Corp.                                                          203,811
    17,097     GrafTech International Ltd.(a)                                               191,999
     3,589     Greatbatch, Inc.(a)                                                          158,777
     2,713     Houston Wire & Cable Co.                                                      36,300
     7,599     Hubbell, Inc., Class B                                                       827,531
     8,146     II-VI, Inc.(a)                                                               143,370
     4,847     Intevac, Inc.(a)                                                              36,013
     1,324     IntriCon Corp.(a)                                                              5,058
     5,142     IPG Photonics Corp.(a),(b)                                                   399,071

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,696     Itron, Inc.(a)                                                          $    235,985
     7,146     Kemet Corp.(a)                                                                40,303
     1,685     Landauer, Inc.                                                                88,648
     6,052     Lightpath Technologies, Inc., Class A(a)                                       8,170
       559     Lime Energy Co.(a)                                                             1,616
     3,297     Littelfuse, Inc.                                                             306,390
     3,465     LSI Industries, Inc.                                                          30,042
       992     Magnetek, Inc.(a)                                                             23,729
     5,359     Maxwell Technologies, Inc.(a)                                                 41,639
     2,293     Measurement Specialties, Inc.(a)                                             139,162
     5,258     Methode Electronics, Inc.                                                    179,771
     4,342     Mettler-Toledo International, Inc.(a)                                      1,053,326
     6,506     Microvision, Inc.(a)                                                           8,588
     2,372     MTS Systems Corp.                                                            169,005
     1,537     Multi-Fineline Electronix, Inc.(a)                                            21,349
     4,500     NAPCO Security Technologies, Inc.(a)                                          28,260
    14,213     National Instruments Corp.                                                   455,100
     6,216     Newport Corp.(a)                                                             112,323
       961     NVE Corp.(a)                                                                  56,007
     3,283     Orion Energy Systems, Inc.(a)                                                 22,324
     2,785     OSI Systems, Inc.(a)                                                         147,911
     1,649     Parametric Sound Corp.(a),(b)                                                 22,839
     3,206     Park Electrochemical Corp.                                                    92,076
     5,103     Planar Systems, Inc.(a)                                                       12,962
     4,987     Plexus Corp.(a)                                                              215,887
     1,398     Powell Industries, Inc.                                                       93,652
     6,317     Regal-Beloit Corp.                                                           465,689
     4,697     Research Frontiers, Inc.(a)                                                   27,149
     1,792     Richardson Electronics Ltd.                                                   20,357
     4,390     Rofin-Sinar Technologies, Inc.(a)                                            118,618
     2,697     Rogers Corp.(a)                                                              165,866
     3,165     Rubicon Technology, Inc.(a),(b)                                               31,492
    12,050     Sanmina Corp.(a)                                                             201,235
    21,469     Sensata Technologies Holding NV(a)                                           832,353
       743     Servotronics, Inc.                                                             6,018
     1,793     Sigmatron International, Inc.(a)                                              15,868
       750     SL Industries, Inc.(a)                                                        20,325
     7,050     Synthesis Energy Systems, Inc.(a)                                              4,230
    37,530     Trimble Navigation Ltd.(a)                                                 1,302,291
     8,600     TTM Technologies, Inc.(a)                                                     73,788
     2,116     Ultralife Corp.(a)                                                             7,512
     6,214     Universal Display Corp.(a)                                                   213,513
     6,928     UQM Technologies, Inc.(a)                                                     14,826
     5,744     Veeco Instruments, Inc.(a)                                                   189,035
     1,392     Viasystems Group, Inc.(a)                                                     19,043
     3,482     Vicor Corp.(a)                                                                46,728
    19,801     Vishay Intertechnology, Inc.(a)                                              262,561
     2,569     Vishay Precision Group, Inc.(a)                                               38,252
     6,382     WESCO International, Inc.(a)                                                 581,209
     7,371     Zebra Technologies Corp., Class A(a)                                         398,624
     3,336     Zygo Corp.(a)                                                                 49,306
                                                                                       ------------
                                                                                         17,164,631
                                                                                       ------------
FINANCIAL SERVICES - 3.3%
     7,691     Affiliated Managers Group, Inc.(a)                                         1,668,024
     2,842     Artisan Partners Asset Management, Inc.                                      185,270
     2,169     Asta Funding, Inc.(a)                                                         18,263
     1,465     Atlanticus Holdings Corp.(a)                                                   5,201
    11,806     BBCN Bancorp, Inc.                                                           195,862
    24,518     BGC Partners, Inc., Class A                                                  148,579
     3,145     Calamos Asset Management, Inc., Class A                                       37,237
     4,166     Cash America International, Inc.                                             159,558

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    12,679     CBOE Holdings, Inc.                                                     $    658,801
     1,786     CIFC Corp.                                                                    13,895
    29,106     CIT Group, Inc.                                                            1,517,296
     2,805     Cohen & Steers, Inc.                                                         112,368
    16,916     Cowen Group, Inc., Class A(a)                                                 66,142
     1,538     Credit Acceptance Corp.(a)                                                   199,925
     6,442     DFC Global Corp.(a)                                                           73,761
       489     Diamond Hill Investment Group, Inc.                                           57,868
    17,768     Eaton Vance Corp.                                                            760,293
     3,616     Encore Capital Group, Inc.(a)                                                181,740
    12,898     EverBank Financial Corp.                                                     236,549
     4,826     Evercore Partners, Inc., Class A                                             288,498
     8,044     Ezcorp, Inc., Class A(a)                                                      94,034
     1,765     FBR & Co.(a)                                                                  46,561
     1,972     Federal Agricultural Mortgage Corp., Class C                                  67,541
    14,007     Federated Investors, Inc., Class B(c)                                        403,402
    36,279     Fidelity National Financial, Inc., Class A                                 1,177,254
     7,419     Financial Engines, Inc.                                                      515,472
     4,373     First Cash Financial Services, Inc.(a)                                       270,426
     5,621     FXCM, Inc.                                                                   100,279
       650     GAMCO Investors, Inc., Class A                                                56,530
     9,674     GFI Group, Inc.                                                               37,825
       832     Gleacher & Co., Inc.(a)                                                        8,644
     3,642     Green Dot Corp., Class A(a)                                                   91,596
     3,945     Greenhill & Co., Inc.                                                        228,573
     4,686     Imperial Holdings, Inc.(a)                                                    30,646
    15,817     ING US, Inc.                                                                 555,968
     1,108     Institutional Financial Markets, Inc.                                          2,216
     6,978     Interactive Brokers Group, Inc., Class A                                     169,845
     1,839     Intersections, Inc.                                                           14,326
     1,975     INTL.FCStone, Inc.(a)                                                         36,617
     5,666     Investment Technology Group, Inc.(a)                                         116,493
    21,450     Janus Capital Group, Inc.                                                    265,336
     3,528     JMP Group, Inc.                                                               26,107
    14,616     KCG Holdings, Inc., Class A(a)                                               174,807
    20,766     Ladenburg Thalmann Financial Services, Inc.(a)                                64,998
    11,729     LPL Financial Holdings, Inc.                                                 551,615
     5,603     MarketAxess Holdings, Inc.                                                   374,673
     1,403     Marlin Business Services Corp.                                                35,356
     3,978     Medallion Financial Corp.                                                     57,084
    50,024     MGIC Investment Corp.(a)                                                     422,203
     3,204     MicroFinancial, Inc.                                                          27,394
     3,742     MoneyGram International, Inc.(a)                                              77,759
    17,436     MSCI, Inc.(a)                                                                762,302
     2,724     Nelnet, Inc., Class A                                                        114,789
     3,736     NewStar Financial, Inc.(a)                                                    66,389
    17,159     Ocwen Financial Corp.(a)                                                     951,467
     1,148     Oppenheimer Holdings, Inc., Class A                                           28,447
     4,035     PICO Holdings, Inc.(a)                                                        93,249
     2,533     Piper Jaffray Cos.(a)                                                        100,180
     7,351     Portfolio Recovery Associates, Inc.(a)                                       388,427
     3,173     Pzena Investment Management, Inc., Class A                                    37,314
    25,812     Radian Group, Inc.                                                           364,465
    17,561     Raymond James Financial, Inc.                                                916,509
     2,794     Resource America, Inc., Class A                                               26,152
     3,555     Safeguard Scientifics, Inc.(a)                                                71,420
    20,600     SEI Investments Co.                                                          715,438
     3,208     Stewart Information Services Corp.                                           103,522
     8,615     Stifel Financial Corp.(a)                                                    412,831
     4,290     SWS Group, Inc.(a)                                                            26,083
    33,765     TD Ameritrade Holding Corp.                                                1,034,560

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42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,506     The First Marblehead Corp.(a)                                           $     11,129
     1,091     Tree.com, Inc.(a)                                                             35,828
     2,241     US Global Investors, Inc.                                                      5,692
     1,064     Virtus Investment Partners, Inc.(a)                                          212,853
    12,409     Waddell & Reed Financial, Inc., Class A                                      808,074
     3,729     Walker & Dunlop, Inc.(a)                                                      60,298
     1,350     Westwood Holdings Group, Inc.                                                 83,578
    15,354     WisdomTree Investments, Inc.(a)                                              271,919
     1,685     World Acceptance Corp.(a)                                                    147,488
                                                                                       ------------
                                                                                         20,537,113
                                                                                       ------------
FIXED LINE TELECOMMUNICATIONS - 0.4%
    12,523     8x8, Inc.(a)                                                                 127,234
     7,188     Alaska Communications Systems Group, Inc.(a)                                  15,239
     3,745     Cbeyond, Inc.(a)                                                              25,840
    32,898     Cincinnati Bell, Inc.(a)                                                     117,117
     5,741     Consolidated Communications Holdings, Inc.                                   112,696
     4,215     Fairpoint Communications, Inc.(a)                                             47,672
     4,596     General Communication, Inc., Class A(a)                                       51,245
     1,198     Hawaiian Telcom Holdco, Inc.(a)                                               35,185
     2,224     HickoryTech Corp.                                                             28,534
     2,546     IDT Corp., Class B                                                            45,497
     8,295     inContact, Inc.(a)                                                            64,784
    23,521     Level 3 Communications, Inc.(a)                                              780,192
     2,963     Lumos Networks Corp.                                                          62,223
     3,418     Straight Path Communications, Inc., Class B(a)                                27,993
    20,869     tw telecom, Inc.(a)                                                          635,878
    26,128     Vonage Holdings Corp.(a)                                                      87,006
                                                                                       ------------
                                                                                          2,264,335
                                                                                       ------------
FOOD & DRUG RETAILERS - 0.8%
       301     Arden Group, Inc., Class A                                                    38,079
     5,543     Casey's General Stores, Inc.                                                 389,396
     3,161     The Chefs' Warehouse, Inc.(a)                                                 92,175
     1,592     Core-Mark Holding Co., Inc.                                                  120,880
     6,127     The Fresh Market, Inc.(a)                                                    248,143
    14,168     GNC Holdings, Inc., Class A                                                  828,120
     7,023     Harris Teeter Supermarkets, Inc.                                             346,585
     1,683     Ingles Markets, Inc., Class A                                                 45,609
    14,720     Omnicare, Inc.                                                               888,499
     3,921     The Pantry, Inc.(a)                                                           65,794
     3,455     PetMed Express, Inc.                                                          57,457
   123,051     Rite Aid Corp.(a)                                                            622,638
     5,307     Spartan Stores, Inc.                                                         128,854
     6,211     Sprouts Farmers Market, Inc.(a)                                              238,689
    29,799     Supervalu, Inc.(a)                                                           217,235
     7,198     United Natural Foods, Inc.(a)                                                542,657
       719     Village Super Market, Inc., Class A                                           22,296
     4,562     Vitamin Shoppe, Inc.(a)                                                      237,270
     1,485     Weis Markets, Inc.                                                            78,052
                                                                                       ------------
                                                                                          5,208,428
                                                                                       ------------
FOOD PRODUCERS - 1.9%
       610     Alico, Inc.                                                                   23,711
     2,482     The Andersons, Inc.                                                          221,320
     8,044     B&G Foods, Inc.                                                              272,772
     8,755     Boulder Brands, Inc.(a)                                                      138,854
    20,775     Bunge Ltd.                                                                 1,705,835
     2,207     Cal-Maine Foods, Inc.                                                        132,928
     2,137     Calavo Growers, Inc.                                                          64,666
     7,131     Chiquita Brands International, Inc.(a)                                        83,433
     1,919     Coffee Holding Co., Inc.(a),(b)                                                9,768
    23,263     Darling International, Inc.(a)                                               485,731

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                                                   SCHEDULE OF INVESTMENTS |  43

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    14,170     Dean Foods Co.(a)                                                       $    243,582
     3,636     Diamond Foods, Inc.(a)                                                        93,954
       892     Farmer Bros Co.(a)                                                            20,748
    25,661     Flowers Foods, Inc.                                                          550,942
     4,740     Fresh Del Monte Produce, Inc.                                                134,142
       941     Golden Enterprises, Inc.                                                       3,773
    19,113     Green Mountain Coffee Roasters, Inc.(a)                                    1,444,561
       789     Griffin Land & Nurseries, Inc.                                                26,337
     6,989     The Hain Celestial Group, Inc.(a)                                            634,461
     5,001     Harbinger Group, Inc.(a)                                                      59,262
    12,172     Herbalife Ltd.(b)                                                            957,936
    18,143     Hillshire Brands Co.                                                         606,702
     4,100     HQ Sustainable Maritime Industries, Inc.(a),(b)                                    -
    11,120     Ingredion, Inc.                                                              761,275
     2,141     J&J Snack Foods Corp.                                                        189,671
     1,174     John B Sanfilippo & Son, Inc.                                                 28,974
     2,701     Lancaster Colony Corp.                                                       238,093
     1,692     Lifeway Foods, Inc.                                                           27,038
     2,459     Limoneira Co.                                                                 65,385
       575     Mannatech, Inc.(a)                                                             9,752
     2,383     Medifast, Inc.(a)                                                             62,268
     1,343     MGP Ingredients, Inc.                                                          6,970
     1,344     Nature's Sunshine Products, Inc.                                              23,278
     1,952     Nutraceutical International Corp.(a)                                          52,275
     4,449     Nutrisystem, Inc.                                                             73,142
     3,642     Omega Protein Corp.(a)                                                        44,760
     8,760     Pilgrim's Pride Corp.(a)                                                     142,350
     5,362     Pinnacle Foods, Inc.                                                         147,241
     4,916     Post Holdings, Inc.(a),(b)                                                   242,211
     1,819     Reliv International, Inc.                                                      5,093
     2,227     Rocky Mountain Chocolate Factory, Inc.                                        25,855
     3,037     Sanderson Farms, Inc.                                                        219,666
        38     Seaboard Corp.(a)                                                            106,209
     1,057     Seneca Foods Corp., Class A(a)                                                33,708
     7,241     Snyders-Lance, Inc.                                                          207,962
     2,910     Tootsie Roll Industries, Inc.                                                 94,691
     5,417     TreeHouse Foods, Inc.(a)                                                     373,340
     1,073     USANA Health Sciences, Inc.(a)                                                81,097
    25,536     WhiteWave Foods Co., Class A(a)                                              585,796
                                                                                       ------------
                                                                                         11,763,518
                                                                                       ------------
FORESTRY & PAPER - 0.3%
     3,372     Clearwater Paper Corp.(a)                                                    177,030
     1,826     Deltic Timber Corp.                                                          124,059
     4,612     Domtar Corp.                                                                 435,096
     5,966     KapStone Paper and Packaging Corp.(a)                                        333,261
     2,520     Neenah Paper, Inc.                                                           107,780
     6,264     PH Glatfelter Co.                                                            173,137
    13,310     Resolute Forest Products(a)                                                  213,226
     3,704     Verso Paper Corp.(a)                                                           2,352
     7,738     Wausau Paper Corp.                                                            98,118
                                                                                       ------------
                                                                                          1,664,059
                                                                                       ------------
GAS, WATER & MULTI-UTILITIES - 1.3%
     5,798     American States Water Co.                                                    166,577
    25,233     American Water Works Co., Inc.                                             1,066,347
    25,392     Aqua America, Inc.                                                           598,997
     2,012     Artesian Resources Corp., Class A                                             46,175
    12,779     Atmos Energy Corp.                                                           580,422
     8,742     Avista Corp.                                                                 246,437
     4,454     Cadiz, Inc.(a),(b)                                                            31,000
     7,048     California Water Service Group                                               162,597
     1,543     Chesapeake Utilities Corp.                                                    92,611
     1,969     Connecticut Water Service, Inc.                                               69,919
     1,877     Delta Natural Gas Co., Inc.                                                   42,007
       723     EuroSite Power, Inc.(a)                                                          542
     4,599     Gas Natural, Inc.                                                             36,930
     2,926     Genie Energy Ltd.(a)                                                          29,875
     4,649     The Laclede Group, Inc.                                                      211,716
     2,966     Middlesex Water Co.                                                           62,108
    11,953     National Fuel Gas Co.                                                        853,444
     5,597     New Jersey Resources Corp.                                                   258,805

================================================================================

44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,616     Northwest Natural Gas Co.                                               $    154,837
    10,411     Piedmont Natural Gas Co., Inc.                                               345,229
    11,486     PNM Resources, Inc.                                                          277,042
    24,962     Questar Corp.                                                                573,876
     2,449     RGC Resources, Inc.                                                           46,727
     2,006     SJW Corp.                                                                     59,759
     4,609     South Jersey Industries, Inc.                                                257,920
     6,301     Southwest Gas Corp.                                                          352,289
    16,324     UGI Corp.                                                                    676,793
    11,968     Vectren Corp.                                                                424,864
     7,571     WGL Holdings, Inc.                                                           303,294
                                                                                       ------------
                                                                                          8,029,139
                                                                                       ------------
GENERAL INDUSTRIALS - 1.3%
    10,474     Actuant Corp., Class A                                                       383,767
       774     AEP Industries, Inc.(a)                                                       40,890
     9,314     Aptargroup, Inc.                                                             631,582
    11,952     Berry Plastics Group, Inc.(a)                                                284,338
     9,042     Carlisle Cos., Inc.                                                          717,935
    20,504     Crown Holdings, Inc.(a)                                                      913,863
    34,364     Graphic Packaging Holding Co.(a)                                             329,894
     4,302     Greif, Inc., Class A                                                         225,425
    11,541     Harsco Corp.                                                                 323,494
     4,398     Landec Corp.(a)                                                               53,304
     2,099     Multi-Color Corp.                                                             79,216
     3,712     Myers Industries, Inc.                                                        78,398
     5,246     Otter Tail Corp.                                                             153,551
    14,301     Packaging Corp.of America                                                    904,967
     5,367     Raven Industries, Inc.                                                       220,798
     6,001     Rexnord Corp.(a)                                                             162,087
    10,468     Rock-Tenn Co., Class A                                                     1,099,245
     6,222     Silgan Holdings, Inc.                                                        298,781
    14,729     Sonoco Products Co.                                                          614,494
     6,298     Trimas Corp.(a)                                                              251,227
     1,471     UFP Technologies, Inc.(a)                                                     37,099
                                                                                       ------------
                                                                                          7,804,355
                                                                                       ------------
GENERAL RETAILERS - 4.9%
     3,545     1-800-Flowers.com, Inc., Class A(a)                                           19,178
    10,906     Aaron's, Inc.                                                                320,636
    11,077     Abercrombie & Fitch Co., Class A                                             364,544
    10,569     Advance Auto Parts, Inc.                                                   1,169,777
    11,556     Aeropostale, Inc.(a),(b)                                                     105,044
       838     Amerco, Inc.(a)                                                              199,310
     1,266     America's Car-Mart, Inc.(a)                                                   53,463
    24,766     American Eagle Outfitters, Inc.                                              356,630
     2,718     American Public Education, Inc.(a)                                           118,151
     6,861     ANN, Inc.(a)                                                                 250,838
     5,319     Antero Resources Corp.(a)                                                    337,437
    14,355     Apollo Group, Inc., Class A(a)                                               392,179
     4,487     Asbury Automotive Group, Inc.(a)                                             241,131
    18,547     Ascena Retail Group, Inc.(a)                                                 392,455
     2,429     Autobytel, Inc.(a)                                                            36,751
     5,441     Barnes & Noble, Inc.(a)                                                       81,343
     7,134     Beacon Roofing Supply, Inc.(a)                                               287,358
     5,819     bebe Stores, Inc.                                                             30,957
     2,684     Big 5 Sporting Goods Corp.                                                    53,197
     8,339     Big Lots, Inc.(a),(b)                                                        269,266
     2,066     Blue Nile, Inc.(a)                                                            97,288
     2,692     Body Central Corp.(a)                                                         10,606
     1,808     The Bon-Ton Stores, Inc.                                                      29,434
     1,081     Books-A-Million, Inc.(a)                                                       2,497
     2,864     Bridgepoint Education, Inc.(a)                                                50,721
     3,020     Bright Horizons Family Solutions, Inc.(a)                                    110,955
     5,956     Brown Shoe Co., Inc.                                                         167,602
     3,976     The Buckle, Inc.                                                             208,979
     2,503     Build-A-Bear Workshop, Inc.(a)                                                18,898
     6,864     Cabela's, Inc.(a)                                                            457,554
     2,549     Cache, Inc.(a)                                                                13,841

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                                                   SCHEDULE OF INVESTMENTS |  45

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,966     Cambium Learning Group, Inc.(a)                                         $      8,244
     1,657     Capella Education Co.                                                        110,091
     8,568     Career Education Corp.(a)                                                     48,838
     3,000     Carriage Services, Inc.                                                       58,590
     3,894     The Cato Corp., Class A                                                      123,829
     2,599     Chemed Corp.(b)                                                              199,135
    22,889     Chico's FAS, Inc.                                                            431,229
     3,231     The Children's Place Retail Stores, Inc.(a)                                  184,070
     6,159     Christopher & Banks Corp.(a)                                                  52,598
     2,322     Citi Trends, Inc.(a)                                                          39,474
    10,740     Clean Energy Fuels Corp.(a),(b)                                              138,331
     3,383     Coldwater Creek, Inc.(a)                                                       2,522
     1,741     Collectors Universe                                                           29,858
     3,644     Conn's, Inc.(a)                                                              287,111
    16,291     Copart, Inc.(a)                                                              597,065
    10,420     Corinthian Colleges, Inc.(a)                                                  18,548
    10,700     CST Brands, Inc.                                                             392,904
     5,289     dELiA*s, Inc.(a)                                                               4,652
     1,813     Destination Maternity Corp.                                                   54,172
     7,155     Destination XL Group, Inc.(a)                                                 47,008
    14,715     Dick's Sporting Goods, Inc.                                                  854,942
     3,450     Dillard's, Inc., Class A                                                     335,375
    10,563     DSW, Inc., Class A                                                           451,357
     2,924     Education Management Corp.(a)                                                 29,503
    13,006     Express, Inc.(a)                                                             242,822
     7,042     The Finish Line, Inc., Class A                                               198,373
     6,961     Five Below, Inc.(a)                                                          300,715
    21,384     Foot Locker, Inc.                                                            886,153
     6,485     Francesca's Holdings Corp.(a)                                                119,389
     4,554     Fred's, Inc., Class A                                                         84,340
     3,432     FTD Cos., Inc.(a)                                                            111,815
     2,774     Gaiam, Inc., Class A(a)                                                       18,364
     1,326     Geeknet, Inc.(a)                                                              23,987
     3,494     Genesco, Inc.(a)                                                             255,272
     6,804     Grand Canyon Education, Inc.(a)                                              296,654
     2,984     Group 1 Automotive, Inc.                                                     211,924
     8,471     Guess?, Inc.                                                                 263,194
     2,955     Haverty Furniture Cos., Inc.                                                  92,492
     2,446     hhgregg, Inc.(a),(b)                                                          34,171
     3,882     Hibbett Sports, Inc.(a),(b)                                                  260,909
     8,979     Hillenbrand, Inc.                                                            264,162
     4,801     HSN, Inc.                                                                    299,102
    12,805     ITT Corp.                                                                    555,993
     2,785     ITT Educational Services, Inc.(a)                                             93,520
    44,405     JC Penney Co., Inc.(a),(b)                                                   406,306
     4,111     Jos A Bank Clothiers, Inc.(a)                                                224,995
     4,396     K12, Inc.(a)                                                                  95,613
    20,321     KAR Auction Services, Inc.                                                   600,486
     2,515     Kirkland's, Inc.(a)                                                           59,530
     1,011     Learning Tree International, Inc.(a)                                           3,164
     4,006     Liquidity Services, Inc.(a)                                                   90,776
     3,254     Lithia Motors, Inc., Class A                                                 225,893
     4,060     Lumber Liquidators Holdings, Inc.(a)                                         417,733
     1,350     Mac-Gray Corp.                                                                28,661
     3,753     MarineMax, Inc.(a)                                                            60,348
     3,985     Matthews International Corp., Class A                                        169,801
     6,576     The Men's Wearhouse, Inc.                                                    335,902
     4,257     Monro Muffler Brake, Inc.                                                    239,925
     6,301     Murphy USA, Inc.(a)                                                          261,870
     4,992     New York & Co., Inc.(a)                                                       21,815
    69,889     Office Depot, Inc.(a)                                                        369,713
     3,704     OpenTable, Inc.(a)                                                           293,986
     4,152     Outerwall, Inc.(a),(b)                                                       279,305
     2,367     Overstock.com, Inc.(a)                                                        72,880
     5,536     Pacific Sunwear of California, Inc.(a)                                        18,490
     1,516     PC Mall, Inc.(a)                                                              15,569

================================================================================

46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     6,011     Penske Automotive Group, Inc.                                           $    283,479
     7,477     The Pep Boys-Manny Moe & Jack(a)                                              90,771
       359     Perfumania Holdings, Inc.(a)                                                   2,280
    15,342     Pier 1 Imports, Inc.                                                         354,093
     2,565     Pricesmart, Inc.                                                             296,360
     2,023     The Providence Service Corp.(a)                                               52,032
    14,984     RadioShack Corp.(a),(b)                                                       38,958
     6,577     RealNetworks, Inc.(a)                                                         49,656
     5,582     Regis Corp.                                                                   80,995
     7,294     Rent-A-Center, Inc.                                                          243,182
     4,097     Restoration Hardware Holdings, Inc.(a)                                       275,728
     9,153     Rollins, Inc.                                                                277,244
     5,016     Rush Enterprises, Inc., Class A(a)                                           148,724
    21,583     Sally Beauty Holdings, Inc.(a)                                               652,454
     6,386     Sears Holdings Corp.(a)                                                      313,169
    30,178     Service Corp. International                                                  547,127
     2,127     Shoe Carnival, Inc.                                                           61,704
     6,044     Shutterfly, Inc.(a)                                                          307,821
    11,395     Signet Jewelers Ltd.                                                         896,787
     5,103     SolarCity Corp.(a)                                                           289,952
     4,910     Sonic Automotive, Inc., Class A                                              120,197
     9,974     Sotheby's                                                                    530,617
     2,766     SP Plus Corp.(a)                                                              72,027
     7,774     Speed Commerce, Inc.(a)                                                       36,305
     4,498     Stage Stores, Inc.                                                            99,946
     2,871     Stamps.com, Inc.(a)                                                          120,869
     4,383     Stein Mart, Inc.                                                              58,951
     1,653     Strayer Education, Inc.(a)                                                    56,979
     2,785     Susser Holdings Corp.(a)                                                     182,390
     2,424     Titan Machinery, Inc.(a),(b)                                                  43,196
    20,178     Tractor Supply Co.                                                         1,565,409
     1,113     Trans World Entertainment Corp.(a)                                             4,919
     5,614     Tuesday Morning Corp.(a)                                                      89,599
     9,269     Ulta Salon Cosmetics & Fragrance, Inc.(a)                                    894,644
     7,000     Valuevision Media, Inc., Class A(a)                                           48,930
    12,699     VCA Antech, Inc.(a)                                                          398,241
     4,216     Weight Watchers International, Inc.(b)                                       138,833
     2,322     West Marine, Inc.(a)                                                          33,042
    15,586     The Wet Seal, Inc., Class A(a)                                                42,550
    12,865     Williams-Sonoma, Inc.                                                        749,772
       509     Winmark Corp.                                                                 47,144
     4,904     Zale Corp.(a)                                                                 77,336
     3,449     Zumiez, Inc.(a)                                                               89,674
                                                                                       ------------
                                                                                         30,417,664
                                                                                       ------------
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
     3,070     Abaxis, Inc.(a)                                                              122,861
     5,285     ABIOMED, Inc.(a)                                                             141,321
     5,444     Acadia Healthcare Co., Inc.(a)                                               257,665
     8,553     Accretive Health, Inc.(a)                                                     78,345
    10,227     Accuray, Inc.(a)                                                              89,077
     1,296     Addus HomeCare Corp.(a)                                                       29,095
     5,186     Air Methods Corp.(a)                                                         302,499
    11,465     Alere, Inc.(a)                                                               415,033
    10,314     Align Technology, Inc.(a)                                                    589,445
     1,912     Alliance HealthCare Services, Inc.(a)                                         47,303
     1,318     Almost Family, Inc.(a)                                                        42,611
    11,402     Alphatec Holdings, Inc.(a)                                                    22,918
     4,704     Amedisys, Inc.(a)                                                             68,820
     2,753     American Caresource Holdings, Inc.(a)                                          4,515
     4,714     Amsurg Corp.(a)                                                              216,467
     1,797     Analogic Corp.                                                               159,142
     3,917     AngioDynamics, Inc.(a)                                                        67,333
     2,157     Anika Therapeutics, Inc.(a)                                                   82,311
    20,962     Antares Pharma, Inc.(a)                                                       93,910
     4,270     ArthroCare Corp.(a)                                                          171,825
     3,557     AtriCure, Inc.(a)                                                             66,445
       236     Atrion Corp.                                                                  69,915
     4,594     Baxano Surgical, Inc.(a)                                                       4,640
     2,907     Bio-Rad Laboratories, Inc., Class A(a)                                       359,334

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,774     Bio-Reference Laboratories, Inc.(a),(b)                                 $     96,388
     8,856     Biolase, Inc.(a),(b)                                                          25,062
     9,382     BioScrip, Inc.(a)                                                             69,427
     4,688     BioTelemetry, Inc.(a)                                                         37,223
     3,326     Bovie Medical Corp.(a)                                                         7,051
    14,805     Brookdale Senior Living, Inc.(a)                                             402,400
    16,119     Bruker Corp.(a)                                                              318,673
     6,219     BSD Medical Corp.(a)                                                           7,401
     5,053     Cantel Medical Corp.                                                         171,347
     4,455     Capital Senior Living Corp.(a)                                               106,875
     8,577     Cardica, Inc.(a)                                                               8,363
     4,346     Cardiovascular Systems, Inc.(a)                                              149,024
     3,701     Celsion Corp.(a),(b)                                                          14,397
     7,871     Centene Corp.(a)                                                             463,995
    10,048     Cepheid, Inc.(a)                                                             469,443
     2,114     Chindex International, Inc.(a)                                                36,847
     1,314     CollabRx, Inc.(a)                                                              4,993
    13,778     Community Health Systems, Inc.(a)                                            541,062
     3,967     CONMED Corp.                                                                 168,598
     7,085     The Cooper Cos., Inc.                                                        877,406
     1,908     Corvel Corp.(a)                                                               89,104
     8,146     Covance, Inc.(a)                                                             717,337
     4,128     CryoLife, Inc.                                                                45,780
     2,916     Cutera, Inc.(a)                                                               29,685
     3,705     Cyberonics, Inc.(a)                                                          242,715
     3,081     Cynosure, Inc., Class A(a)                                                    82,201
    12,121     Delcath Systems, Inc.(a)                                                       3,091
    10,034     DexCom, Inc.(a)                                                              355,304
     2,662     Echo Therapeutics, Inc.(a)                                                     8,359
     6,331     Emeritus Corp.(a)                                                            136,940
     9,815     Endologix, Inc.(a)                                                           171,174
     3,034     The Ensign Group, Inc.                                                       134,315
     6,573     Envision Healthcare Holdings, Inc.(a)                                        233,473
     1,399     Escalon Medical Corp.(a)                                                       2,840
     1,661     Exactech, Inc.(a)                                                             39,465
     6,068     Five Star Quality Care, Inc.(a)                                               33,313
     4,289     Fluidigm Corp.(a)                                                            164,354
     2,767     Fonar Corp.(a)                                                                58,439
     6,550     GenMark Diagnostics, Inc.(a)                                                  87,181
     4,383     Gentiva Health Services, Inc.(a)                                              54,393
     8,243     Globus Medical, Inc., Class A(a)                                             166,344
     7,572     Haemonetics Corp.(a)                                                         319,008
     5,147     Hanger, Inc.(a)                                                              202,483
     9,386     Hansen Medical, Inc.(a)                                                       16,238
     4,592     Harvard Apparatus Regenerative Technology, Inc.(a)                            21,812
    44,404     HCA Holdings, Inc.(a)                                                      2,118,515
    38,385     Health Management Associates, Inc.(a)                                        502,843
    11,147     Health Net, Inc.(a)                                                          330,731
    10,120     Healthcare Services Group, Inc.                                              287,104
    12,920     HealthSouth Corp.                                                            430,494
     3,190     HealthStream, Inc.(a)                                                        104,536
     5,232     Healthways, Inc.(a)                                                           80,311
     2,274     HeartWare International, Inc.(a)                                             213,665
    12,364     Henry Schein, Inc.(a)                                                      1,412,711
     8,420     Hill-Rom Holdings, Inc.                                                      348,083
    13,102     HMS Holdings Corp.(a)                                                        297,808
    39,912     Hologic, Inc.(a)                                                             892,033
     9,589     Hooper Holmes, Inc.(a)                                                         5,082
     1,917     ICU Medical, Inc.(a)                                                         122,132
     7,576     IDEXX Laboratories, Inc.(a)                                                  805,859
     8,330     Insulet Corp.(a)                                                             309,043
     3,491     Integra LifeSciences Holdings Corp.(a)                                       166,556
     4,247     Invacare Corp.                                                                98,573
     2,617     IPC The Hospitalist Co., Inc.(a)                                             155,424
     7,741     Kindred Healthcare, Inc.                                                     152,807
     3,380     LCA-Vision, Inc.(a)                                                           13,182
     1,911     LHC Group, Inc.(a)                                                            45,940
     6,675     LifePoint Hospitals, Inc.(a)                                                 352,707
     3,678     Magellan Health Services, Inc.(a)                                            220,349
     7,470     Masimo Corp.(a)                                                              218,348

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48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     2,870     Medical Action Industries, Inc.(a)                                      $     24,567
    14,584     MEDNAX, Inc.(a)                                                              778,494
     7,818     MELA Sciences, Inc.(a)                                                         5,004
     6,471     Meridian Bioscience, Inc.                                                    171,676
     6,027     Merit Medical Systems, Inc.(a)                                                94,865
     4,176     Molina Healthcare, Inc.(a)                                                   145,116
     1,049     National Healthcare Corp.                                                     56,552
     4,226     Natus Medical, Inc.(a)                                                        95,085
    23,061     Navidea Biopharmaceuticals, Inc.(a),(b)                                       47,736
     5,534     Neogen Corp.(a)                                                              252,904
     2,033     NeuroMetrix, Inc.(a)                                                           5,957
     6,624     NuVasive, Inc.(a)                                                            214,154
     8,994     NxStage Medical, Inc.(a)                                                      89,940
     5,627     Omnicell, Inc.(a)                                                            143,657
    10,086     OraSure Technologies, Inc.(a)                                                 63,441
     3,072     Orthofix International NV(a)                                                  70,103
     8,521     Owens & Minor, Inc.                                                          311,528
     8,286     PAREXEL International Corp.(a)                                               374,361
     4,283     PharMerica Corp.(a)                                                           92,085
     1,801     Psychemedics Corp.                                                            26,457
     4,664     Quidel Corp.(a)                                                              144,071
     4,638     RadNet, Inc.(a)                                                                7,745
    20,510     ResMed, Inc.(b)                                                              965,611
     3,653     Retractable Technologies, Inc.(a)                                             11,251
     5,771     Rockwell Medical, Inc.(a),(b)                                                 60,249
     8,776     RTI Surgical, Inc.(a)                                                         31,067
     8,272     Select Medical Holdings Corp.                                                 96,038
     8,147     Sirona Dental Systems, Inc.(a)                                               571,919
     3,199     Skilled Healthcare Group, Inc., Class A(a)                                    15,387
    10,992     Solta Medical, Inc.(a)                                                        32,426
     6,346     Spectranetics Corp.(a)                                                       158,650
     4,462     Staar Surgical Co.(a)                                                         72,240
     4,228     Stereotaxis, Inc.(a)                                                          15,305
     8,325     STERIS Corp.                                                                 400,016
     2,327     SurModics, Inc.(a)                                                            56,756
     5,577     Symmetry Medical, Inc.(a)                                                     56,216
     3,470     Synergetics USA, Inc.(a)                                                      12,561
    10,309     Team Health Holdings, Inc.(a)                                                469,575
     5,921     Teleflex, Inc.                                                               555,745
     5,823     ThermoGenesis Corp.(a)                                                         5,823
     8,273     Thoratec Corp.(a)                                                            302,792
     2,788     Triple-S Management Corp.(a)                                                  54,199
    16,036     Unilife Corp.(a),(b)                                                          70,558
     4,074     Universal American Corp.                                                      29,740
    12,845     Universal Health Services, Inc.                                            1,043,785
     3,956     Uroplasty, Inc.(a)                                                            10,800
     1,930     US Physical Therapy, Inc.                                                     68,052
       725     Utah Medical Products, Inc.                                                   41,441
     3,105     Vascular Solutions, Inc.(a)                                                   71,881
     7,929     Vision-Sciences, Inc.(a)                                                       7,929
     8,429     Volcano Corp.(a)                                                             184,174
     6,246     WellCare Health Plans, Inc.(a)                                               439,843
     9,998     West Pharmaceutical Services, Inc.                                           490,502
     6,907     Wright Medical Group, Inc.(a)                                                212,114
                                                                                       ------------
                                                                                         30,409,132
                                                                                       ------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.9%
    17,341     ACCO Brands Corp.(a)                                                         116,531
     1,827     Bassett Furniture Industries, Inc.                                            27,917
     4,187     Beazer Homes USA, Inc.(a)                                                    102,247
     7,808     Blount International, Inc.(a)                                                112,982
     1,402     Blyth, Inc.(b)                                                                15,254
     6,504     Briggs & Stratton Corp.                                                      141,527
     1,093     Cavco Industries, Inc.(a)                                                     75,089
     7,098     Central Garden and Pet Co., Class A(a)                                        47,911

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                                                   SCHEDULE OF INVESTMENTS |  49

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    19,795     Church & Dwight Co., Inc.                                               $  1,312,013
     1,034     Compx International, Inc.                                                     14,559
     4,674     Comstock Holdings Cos., Inc.(a)                                                9,348
     1,676     Costa, Inc.(a)                                                                36,419
     2,407     The Dixie Group, Inc.(a)                                                      31,772
     9,001     Energizer Holdings, Inc.                                                     974,268
     3,943     Ethan Allen Interiors, Inc.                                                  119,946
       965     Flexsteel Industries, Inc.                                                    29,654
     2,823     Forward Industries, Inc.(a)                                                    4,319
     8,660     Herman Miller, Inc.                                                          255,643
     6,557     HNI Corp.                                                                    254,608
     1,876     Hooker Furniture Corp.                                                        31,292
    17,507     Hovnanian Enterprises, Inc., Class A(a),(b)                                  115,896
     8,875     Interface, Inc.                                                              194,895
     4,426     iRobot Corp.(a),(b)                                                          153,892
    17,382     Jarden Corp.(a)                                                            1,066,386
    12,444     KB Home                                                                      227,476
     2,042     Kid Brands, Inc.(a)                                                            2,083
     7,374     Knoll, Inc.                                                                  135,018
     7,777     La-Z-Boy, Inc.                                                               241,087
     3,556     Libbey, Inc.(a)                                                               74,676
     1,440     Lifetime Brands, Inc.                                                         22,651
     1,058     The LS Starrett Co., Class A                                                  15,415
     3,763     M/I Homes, Inc.(a)                                                            95,768
     5,787     MDC Holdings, Inc.(a)                                                        186,573
     5,234     Meritage Homes Corp.(a)                                                      251,180
     2,772     Middleby Corp.(a)                                                            665,197
       614     National Presto Industries, Inc.(a)                                           49,427
       614     NVR, Inc.(a),(b)                                                             629,970
       858     Oil-Dri Corp.of America                                                       32,467
     6,883     The Ryland Group, Inc.                                                       298,791
     6,290     The Scotts Miracle-Gro Co., Class A                                          391,364
     8,142     Select Comfort Corp.(a)                                                      171,715
       880     Skyline Corp.(a)                                                               4,532
     3,071     Spectrum Brands Holdings, Inc.                                               216,659
    22,912     Standard Pacific Corp.(a)                                                    207,354
     2,178     Stanley Furniture Co., Inc.(a)                                                 8,364
     8,678     Steelcase, Inc., Class A                                                     137,633
     2,685     Summer Infant, Inc.(a)                                                         4,860
     4,235     Taylor Morrison Home Corp., Class A(a)                                        95,076
     9,021     Tempur-Pedic International, Inc.(a)                                          486,773
    23,241     Toll Brothers, Inc.(a)                                                       859,917
     7,365     Tupperware Brands Corp.                                                      696,213
     2,505     Virco Manufacturing Corp.(a)                                                   5,837
     2,037     WD-40 Co.                                                                    152,123
                                                                                       ------------
                                                                                         11,610,567
                                                                                       ------------
INDUSTRIAL ENGINEERING - 3.0%
     7,420     Accuride Corp.(a)                                                             27,677
    13,004     AGCO Corp.                                                                   769,707
     1,091     Alamo Group, Inc.                                                             66,213
     4,156     Albany International Corp., Class A                                          149,325
     3,943     Altra Holdings, Inc.                                                         134,929
     1,321     American Railcar Industries, Inc.                                             60,436
     2,477     Astec Industries, Inc.                                                        95,687
    16,031     The Babcock & Wilcox Co.                                                     548,100
     2,781     Broadwind Energy, Inc.(a)                                                     26,253
     2,961     Ceco Environmental Corp.                                                      47,879
       494     Chicago Rivet & Machine Co.                                                   16,376
     2,627     CIRCOR International, Inc.                                                   212,209
     6,931     CLARCOR, Inc.                                                                446,010
    13,018     Colfax Corp.(a)                                                              829,116
     2,933     Columbus McKinnon Corp.(a)                                                    79,602
     4,204     Commercial Vehicle Group, Inc.(a)                                             30,563
     6,987     Crane Co.                                                                    469,876
    19,255     Donaldson Co., Inc.                                                          836,822
     3,742     Douglas Dynamics, Inc.                                                        62,940
     2,036     Dynamic Materials Corp.                                                       44,263
     1,114     The Eastern Co.                                                               17,735
     6,860     Energy Recovery, Inc.(a)                                                      38,142

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,152     EnPro Industries, Inc.(a)                                               $    181,713
     9,464     Federal Signal Corp.(a)                                                      138,648
     9,554     Flow International Corp.(a)                                                   38,598
     5,415     Franklin Electric Co., Inc.                                                  241,726
     1,537     FreightCar America, Inc.                                                      40,915
     6,464     GATX Corp.                                                                   337,227
     2,685     The Gorman-Rupp Co.                                                           89,760
     8,922     Graco, Inc.                                                                  696,987
     1,758     Graham Corp.                                                                  63,798
     3,649     Greenbrier Cos., Inc.(a)                                                     119,833
     4,783     H&E Equipment Services, Inc.(a)                                              141,720
     1,772     Hardinge, Inc.                                                                25,641
     1,150     Hurco Cos., Inc.                                                              28,761
     1,659     Hyster-Yale Materials Handling, Inc.                                         154,552
    11,658     IDEX Corp.                                                                   860,943
     4,045     John Bean Technologies Corp.                                                 118,640
     1,829     Kadant, Inc.                                                                  74,111
    11,204     Kennametal, Inc.                                                             583,392
       998     Key Technology, Inc.(a)                                                       14,301
     4,614     Kimball International, Inc., Class B                                          69,348
    11,595     Lincoln Electric Holdings, Inc.                                              827,187
     1,924     Lindsay Corp.                                                                159,211
     3,024     Lydall, Inc.(a)                                                               53,283
     2,717     Manitex International, Inc.(a)                                                43,146
    19,603     The Manitowoc Co., Inc.                                                      457,142
     3,097     Materion Corp.                                                                95,542
    14,785     Meritor, Inc.(a)                                                             154,208
     1,639     MFRI, Inc.(a)                                                                 23,520
     1,717     Miller Industries, Inc.                                                       31,988
     4,526     Mine Safety Appliances Co.                                                   231,776
     4,149     Mueller Industries, Inc.                                                     261,428
       799     NACCO Industries, Inc., Class A                                               49,690
    10,123     Navistar International Corp.(a)                                              386,597
     2,807     NN, Inc.                                                                      56,673
     8,728     Nordson Corp.                                                                648,490
    12,536     Oshkosh Corp.                                                                631,564
     3,145     PMFG, Inc.(a)                                                                 28,462
     3,233     Proto Labs, Inc.(a)                                                          230,125
     4,844     Spartan Motors, Inc.                                                          32,455
     6,503     SPX Corp.                                                                    647,764
     1,758     Standex International Corp.                                                  110,543
     3,611     Sun Hydraulics Corp.                                                         147,437
     1,348     Sypris Solutions, Inc.                                                         4,125
     2,544     Tecumseh Products Co., Class A(a)                                             23,023
     2,626     Tennant Co.                                                                  178,069
    16,232     Terex Corp.                                                                  681,582
    11,323     Timken Co.                                                                   623,558
     8,412     The Toro Co.                                                                 535,003
    11,275     Trinity Industries, Inc.                                                     614,713
     1,357     Twin Disc, Inc.                                                               35,133
    10,351     Wabash National Corp.(a)                                                     127,835
    13,950     Wabtec Corp.                                                               1,036,066
     8,508     Woodward, Inc.                                                               388,050
                                                                                       ------------
                                                                                         18,585,862
                                                                                       ------------
INDUSTRIAL METALS & MINING - 0.7%
    21,307     AK Steel Holding Corp.(a)                                                    174,717
     1,402     Ampco-Pittsburgh Corp.                                                        27,269
     7,639     Carpenter Technology Corp.                                                   475,146
     7,757     Century Aluminum Co.(a)                                                       81,138
    17,156     Commercial Metals Co.                                                        348,781
     2,787     Friedman Industries, Inc.                                                     23,690
     9,757     Globe Specialty Metals, Inc.                                                 175,724
     1,143     Handy & Harman Ltd.(a)                                                        27,672
     1,874     Haynes International, Inc.                                                   103,520
     7,971     Horsehead Holding Corp.(a)                                                   129,210
     2,717     Kaiser Aluminum Corp.                                                        190,842
    37,168     McEwen Mining, Inc.(a),(b)                                                    72,849
    10,483     Noranda Aluminum Holding Corp.                                                34,489
     1,597     Olympic Steel, Inc.                                                           46,281
    10,993     Reliance Steel & Aluminum Co.                                                833,709

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                                                   SCHEDULE OF INVESTMENTS |  51

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,899     RTI International Metals, Inc.(a)                                       $    167,595
    31,639     Steel Dynamics, Inc.                                                         618,226
     1,778     Synalloy Corp.                                                                27,310
     1,302     Universal Stainless & Alloy Products, Inc.(a)                                 46,950
    16,771     Uranium Energy Corp.(a)                                                       33,542
     3,876     Uranium Resources, Inc.(a),(b)                                                11,744
     2,896     USEC, Inc.(a),(b)                                                             19,172
     7,717     Worthington Industries, Inc.                                                 324,731
                                                                                       ------------
                                                                                          3,994,307
                                                                                       ------------
INDUSTRIAL TRANSPORTATION - 1.4%
    13,136     Air Lease Corp.                                                              408,267
     7,761     Air Transport Services Group, Inc.(a)                                         62,786
     9,388     Aircastle Ltd.                                                               179,874
     3,601     Arkansas Best Corp.                                                          121,282
     3,475     Atlas Air Worldwide Holdings, Inc.(a)                                        142,996
     7,391     Baltic Trading Ltd.                                                           47,598
     2,930     CAI International, Inc.(a)                                                    69,060
     3,429     Celadon Group, Inc.                                                           66,797
     8,058     Con-way, Inc.                                                                319,983
     1,373     Covenant Transportation Group, Inc., Class A(a)                               11,272
     3,858     Eagle Bulk Shipping, Inc.(a)                                                  17,708
     2,581     Echo Global Logistics, Inc.(a)                                                55,440
     4,181     Forward Air Corp.                                                            183,588
     6,709     Genco Shipping & Trading Ltd.(a),(b)                                          16,773
     7,437     Genesee & Wyoming, Inc., Class A(a)                                          714,324
     6,596     Heartland Express, Inc.                                                      129,414
     4,918     Hub Group, Inc., Class A(a),(b)                                              196,130
       854     International Shipholding Corp.                                               25,193
    13,117     JB Hunt Transport Services, Inc.                                           1,013,944
     8,247     Kirby Corp.(a)                                                               818,515
     8,195     Knight Transportation, Inc.                                                  150,296
     6,273     Landstar System, Inc.                                                        360,384
     3,221     Marten Transport Ltd.                                                         65,032
     6,067     Matson, Inc.                                                                 158,409
    10,138     Old Dominion Freight Line, Inc.(a)                                           537,517
     5,301     Pacer International, Inc.(a)                                                  43,786
       755     PAM Transportation Services, Inc.(a)                                          15,644
     1,004     Patriot Transportation Holding, Inc.(a)                                       41,676
     8,077     PHH Corp.(a)                                                                 196,675
     4,685     Quality Distribution, Inc.(a)                                                 60,109
     4,331     Rand Logistics, Inc.(a)                                                       24,990
     4,005     Roadrunner Transportation Systems, Inc.(a)                                   107,935
     3,719     Saia, Inc.(a)                                                                119,194
    16,257     Swift Transportation Co.(a)                                                  361,068
     5,037     TAL International Group, Inc.(a)                                             288,872
     5,634     Teekay Corp.                                                                 270,488
     2,471     Textainer Group Holdings Ltd.                                                 99,384
       912     Universal Truckload Services, Inc.                                            27,825
     1,622     USA Truck, Inc.(a)                                                            21,702
    13,064     UTI Worldwide, Inc.                                                          229,404
     5,655     Werner Enterprises, Inc.                                                     139,848
     6,275     Wesco Aircraft Holdings, Inc.(a)                                             137,548
     1,351     Willis Lease Finance Corp.(a)                                                 23,453
    10,384     World Fuel Services Corp.                                                    448,173
     4,868     XPO Logistics, Inc.(a),(b)                                                   127,980
     2,247     YRC Worldwide, Inc.(a)                                                        39,030
                                                                                       ------------
                                                                                          8,697,366
                                                                                       ------------
LEISURE GOODS - 0.9%
    61,766     Activision Blizzard, Inc.                                                  1,101,288
     2,054     Arctic Cat, Inc.                                                             117,037
     3,832     Black Diamond, Inc.(a)                                                        51,081
    13,315     Brunswick Corp.                                                              613,289
    11,085     Callaway Golf Co.                                                             93,446
     3,108     Drew Industries, Inc.                                                        159,130

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52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,097     DTS, Inc.(a)                                                            $     74,266
     3,000     Emerson Radio Corp.(a)                                                         5,700
     2,073     Escalade, Inc.                                                                24,399
    11,936     Glu Mobile, Inc.(a),(b)                                                       46,431
     3,025     JAKKS Pacific, Inc.                                                           20,358
     1,133     Koss Corp.                                                                     5,807
     9,036     LeapFrog Enterprises, Inc.(a)                                                 71,746
     6,877     Majesco Entertainment Co.(a)                                                   4,059
     2,337     Marine Products Corp.                                                         23,487
     5,339     Nautilus, Inc.(a)                                                             45,008
     9,330     Polaris Industries, Inc.                                                   1,358,821
     6,593     Pool Corp.                                                                   383,317
     7,059     RealD, Inc.(a)                                                                60,284
     3,869     Skullcandy, Inc.(a)                                                           27,895
    13,709     Take-Two Interactive Software, Inc.(a)                                       238,125
     6,363     Thor Industries, Inc.                                                        351,428
    18,427     TiVo, Inc.(a)                                                                241,762
     2,487     Universal Electronics, Inc.(a)                                                94,780
     4,281     Winnebago Industries, Inc.(a)                                                117,513
                                                                                       ------------
                                                                                          5,330,457
                                                                                       ------------
LIFE INSURANCE - 0.5%
    10,037     American Equity Investment Life Holding Co.                                  264,776
     3,102     Amerisafe, Inc.                                                              131,029
     1,636     Atlantic American Corp.                                                        6,691
     7,260     Citizens, Inc.(a)                                                             63,525
    32,129     CNO Financial Group, Inc.                                                    568,362
     2,930     eHealth, Inc.(a)                                                             136,216
     4,699     Employers Holdings, Inc.                                                     148,723
     1,432     FBL Financial Group, Inc., Class A                                            64,139
     1,842     Independence Holding Co.                                                      24,849
       518     Kansas City Life Insurance Co.                                                24,729
       301     National Western Life Insurance Co., Class A                                  67,289
       885     The Phoenix Cos., Inc.(a)                                                     54,339
     7,965     Primerica, Inc.                                                              341,778
    11,319     Protective Life Corp.                                                        573,421
     6,216     StanCorp Financial Group, Inc.                                               411,810
    13,314     Symetra Financial Corp.                                                      252,433
                                                                                       ------------
                                                                                          3,134,109
                                                                                       ------------
MEDIA - 4.2%
    10,922     Acxiom Corp.(a)                                                              403,896
     3,599     AH Belo Corp.                                                                 26,885
     8,771     AMC Networks, Inc., Class A(a)                                               597,393
     1,991     Ascent Capital Group, Inc., Class A(a)                                       170,350
     5,346     Avid Technology, Inc.(a)                                                      43,570
     7,044     Bankrate, Inc.(a)                                                            126,369
     1,165     Beasley Broadcasting Group, Inc., Class A                                     10,170
     9,760     Charter Communications, Inc., Class A(a)                                   1,334,778
     5,906     Clear Channel Outdoor Holdings, Inc., Class A                                 59,887
     5,793     ComScore, Inc.(a)                                                            165,738
     4,802     Constant Contact, Inc.(a)                                                    149,198
     1,969     Courier Corp.                                                                 35,619
     6,152     Crown Media Holdings, Inc., Class A(a)                                        21,717
     1,461     CSS Industries, Inc.                                                          41,901
        50     CTN Media Group, Inc.(a)                                                           -
    15,215     Cumulus Media, Inc., Class A(a)                                              117,612
     8,448     Demand Media, Inc.(a)                                                         48,745
     3,612     Digital Generation, Inc.(a)                                                   46,053
    30,464     DISH Network Corp., Class A(a)                                             1,764,475
     7,199     Dolby Laboratories, Inc., Class A(a)                                         277,593
    10,390     DreamWorks Animation SKG, Inc., Class A(a)                                   368,845
     5,070     Emmis Communications Corp., Class A(a)                                        13,638
     2,831     Entercom Communications Corp., Class A(a)                                     29,754

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    10,848     Entravision Communications Corp., Class A                               $     66,064
     4,730     EW Scripps Co.(a)                                                            102,736
     5,761     FactSet Research Systems, Inc.                                               625,529
     7,482     Gray Television, Inc.(a)                                                     111,332
    55,996     Groupon, Inc.(a)                                                             659,073
     6,749     Harte-Hanks, Inc.                                                             52,777
    10,217     Hollywood Media Corp.(a)                                                      14,253
     8,992     IHS, Inc., Class A(a)                                                      1,076,342
     6,637     John Wiley & Sons, Inc., Class A                                             366,362
     6,248     Journal Communications, Inc., Class A(a)                                      58,169
     9,572     Lamar Advertising Co., Class A(a)                                            500,137
    53,785     Liberty Global PLC, Class A(a)                                             4,786,327
    69,433     Liberty Interactive Corp., Series A(a)                                     2,037,859
    14,723     Liberty Media Corp., Class A(a)                                            2,156,183
     5,508     Liberty Ventures, Series A(a)                                                675,226
    20,790     Live Nation Entertainment, Inc.(a)                                           410,810
     8,487     Local Corp.(a)                                                                13,409
     3,496     Marchex, Inc., Class B(a)                                                     30,240
     6,396     Martha Stewart Living Omnimedia, Class A(a)                                   26,863
    10,065     The McClatchy Co., Class A(a)                                                 34,221
     3,569     Media General, Inc., Class A(a),(b)                                           80,659
     3,207     Mediabistro, Inc.(a)                                                          10,166
     5,296     Meredith Corp.                                                               274,333
     3,162     Morningstar, Inc.                                                            246,921
     9,636     National CineMedia, Inc.                                                     192,335
    18,650     The New York Times Co., Class A                                              295,975
     4,319     Nexstar Broadcasting Group, Inc., Class A                                    240,698
    23,997     Pandora Media, Inc.(a)                                                       638,320
     2,543     PDI, Inc.(a)                                                                  12,232
     7,427     QuinStreet, Inc.(a)                                                           64,541
     4,466     Radio One, Inc., Class D(a)                                                   16,926
       800     Saga Communications, Inc., Class A                                            40,240
     1,860     Salem Communications Corp., Class A                                           16,182
     2,520     Schawk, Inc.                                                                  37,472
     3,453     Scholastic Corp.                                                             117,437
    10,805     Sinclair Broadcast Group, Inc., Class A                                      386,063
   448,087     Sirius XM Holdings, Inc.(a)                                                1,563,824
     1,491     Spanish Broadcasting System, Inc.(a)                                           4,995
     3,165     SPAR Group, Inc.(a)                                                            6,077
    13,677     Starz, Class A(a)                                                            399,915
     4,464     TechTarget, Inc.(a)                                                           30,623
     9,587     TheStreet, Inc.(a)                                                            21,667
     5,847     Valassis Communications, Inc.                                                200,260
     1,830     Value Line, Inc.                                                              21,246
    10,870     ValueClick, Inc.(a)                                                          254,032
     7,311     WebMD Health Corp.(a)                                                        288,785
     5,764     XO Group, Inc.(a)                                                             85,653
     8,546     Yelp, Inc.(a)                                                                589,247
                                                                                       ------------
                                                                                         25,794,922
                                                                                       ------------
MINING - 0.5%
    18,252     Allied Nevada Gold Corp.(a),(b)                                               64,795
    32,427     Alpha Natural Resources, Inc.(a)                                             231,529
     3,560     AMCOL International Corp.                                                    120,969
    31,201     Arch Coal, Inc.                                                              138,844
     9,192     Cloud Peak Energy, Inc.(a)                                                   165,456
    15,838     Coeur Mining, Inc.(a)                                                        171,842
     4,762     Compass Minerals International, Inc.                                         381,198
    12,175     General Moly, Inc.(a)                                                         16,315
     9,302     Golden Minerals Co.(a),(b)                                                     4,391
    53,612     Hecla Mining Co.                                                             165,125
     8,117     James River Coal Co.(a),(b)                                                   10,958

================================================================================

54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    27,530     Molycorp, Inc.(a),(b)                                                   $    154,719
     9,864     Royal Gold, Inc.                                                             454,434
    15,315     Solitario Exploration & Royalty Corp.(a)                                      13,018
    18,095     Stillwater Mining Co.(a)                                                     223,292
    10,679     SunCoke Energy, Inc.(a)                                                      243,588
    15,011     Timberline Resources Corp.(a),(b)                                              2,630
     7,900     US Silica Holdings, Inc.                                                     269,469
     9,361     Walter Energy, Inc.(b)                                                       155,673
     3,611     Westmoreland Coal Co.(a)                                                      69,656
                                                                                       ------------
                                                                                          3,057,901
                                                                                       ------------
MOBILE TELECOMMUNICATIONS - 0.9%
     1,445     Atlantic Tele-Network, Inc.                                                   81,744
     8,740     Iridium Communications, Inc.(a),(b)                                           54,712
     8,461     Leap Wireless International, Inc.(a)                                         147,221
    27,198     NII Holdings, Inc.(a),(b)                                                     74,794
     2,743     NTELOS Holdings Corp.                                                         55,491
     7,298     ORBCOMM, Inc.(a)                                                              46,269
    18,928     SBA Communications Corp., Class A(a)                                       1,700,492
     3,273     Shenandoah Telecommunications Co.                                             84,018
   125,618     Sprint Corp.(a)                                                            1,350,393
    37,375     T-Mobile US, Inc.(a)                                                       1,257,295
    13,281     Telephone & Data Systems, Inc.                                               342,384
     1,525     United States Cellular Corp.                                                  63,776
     3,856     USA Mobility, Inc.                                                            55,064
                                                                                       ------------
                                                                                          5,313,653
                                                                                       ------------
NONLIFE INSURANCE - 3.4%
     2,461     Alleghany Corp.(a)                                                           984,302
     4,869     Allied World Assurance Co.Holdings AG                                        549,272
     7,253     Ambac Financial Group, Inc.(a)                                               178,134
    10,197     American Financial Group, Inc.                                               588,571
       539     American National Insurance Co.                                               61,737
     4,553     Amtrust Financial Services, Inc.(b)                                          148,838
    16,861     Arch Capital Group Ltd.(a)                                                 1,006,433
     3,777     Argo Group International Holdings Ltd.                                       175,593
    19,105     Arthur J Gallagher & Co.                                                     896,598
     9,454     Aspen Insurance Holdings Ltd.                                                390,545
    24,148     Assured Guaranty Ltd.                                                        569,651
    15,128     Axis Capital Holdings Ltd.                                                   719,639
     1,784     Baldwin & Lyons, Inc., Class B                                                48,739
    17,283     Brown & Brown, Inc.                                                           542,513
     3,530     CNA Financial Corp.                                                          151,402
     1,498     Donegal Group, Inc., Class A                                                  23,818
     1,572     Eastern Insurance Holdings, Inc.                                              38,498
       901     EMC Insurance Group, Inc.                                                     27,589
     6,326     Endurance Specialty Holdings Ltd.                                            371,146
     1,277     Enstar Group Ltd.(a)                                                         177,388
     3,548     Erie Indemnity Co., Class A                                                  259,430
     6,823     Everest Re Group Ltd.                                                      1,063,501
     2,346     Federated National Holding Co.                                                34,322
     3,359     First Acceptance Corp.(a)                                                      7,625
    15,239     First American Financial Corp.                                               429,740
     1,973     Global Indemnity PLC(a)                                                       49,917
     4,620     Greenlight Capital Re Ltd.(a)                                                155,740
     6,213     The Hanover Insurance Group, Inc.                                            370,978
    14,485     HCC Insurance Holdings, Inc.                                                 668,338
    10,046     Hilltop Holdings, Inc.(a)                                                    232,364
     5,786     Horace Mann Educators Corp.                                                  182,490

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

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     1,610     Infinity Property & Casualty Corp.                                      $    115,517
     7,343     Kemper Corp.                                                                 300,182
     2,288     Life Partners Holdings, Inc.                                                   4,061
     7,752     Maiden Holdings Ltd.                                                          84,729
     2,056     Markel Corp.(a)                                                            1,193,200
    21,339     MBIA, Inc.(a)                                                                254,788
     7,057     Meadowbrook Insurance Group, Inc.                                             49,117
     3,553     Mercury General Corp.                                                        176,620
     6,545     Montpelier Re Holdings Ltd.                                                  190,459
     2,934     National Interstate Corp.                                                     67,482
     1,693     The Navigators Group, Inc.(a)                                                106,930
    35,300     Old Republic International Corp.                                             609,631
     2,550     OneBeacon Insurance Group Ltd.                                                40,341
     6,793     PartnerRe Ltd.                                                               716,186
     4,148     Platinum Underwriters Holdings Ltd.                                          254,189
     8,822     ProAssurance Corp.                                                           427,691
    10,000     Reinsurance Group of America, Inc.                                           774,100
     6,319     RenaissanceRe Holdings Ltd.                                                  615,091
     2,588     RLI Corp.                                                                    252,019
     2,028     Safety Insurance Group, Inc.                                                 114,176
     8,087     Selective Insurance Group, Inc.                                              218,834
     2,216     State Auto Financial Corp.                                                    47,068
     7,614     Tower Group International Ltd.                                                25,735
     3,306     United Fire Group, Inc.                                                       94,750
     4,795     Universal Insurance Holdings, Inc.                                            69,432
    15,039     Validus Holdings Ltd.                                                        605,921
       798     White Mountains Insurance Group Ltd.                                         481,258
    25,445     Willis Group Holdings PLC                                                  1,140,190
    15,697     WR Berkley Corp.                                                             681,093
                                                                                       ------------
                                                                                         20,815,641
                                                                                       ------------
OIL & GAS PRODUCERS - 3.3%
    17,096     Abraxas Petroleum Corp.(a)                                                    56,075
       350     Adams Resources & Energy, Inc.                                                23,975
     3,887     Alon USA Energy, Inc.                                                         64,291
     2,992     Apco Oil and Gas International, Inc.(a)                                       46,645
     5,719     Approach Resources, Inc.(a)                                                  110,320
     1,930     Barnwell Industries, Inc.(a)                                                   5,809
     7,467     Bill Barrett Corp.(a)                                                        199,966
     4,507     Bonanza Creek Energy, Inc.(a)                                                195,919
    16,813     BPZ Resources, Inc.(a)                                                        30,600
     5,673     Brenham Oil & Gas Corp.(a)                                                       142
     7,061     Callon Petroleum Co.(a)                                                       46,108
     6,298     Carrizo Oil & Gas, Inc.(a)                                                   281,961
    32,202     Cheniere Energy, Inc.(a)                                                   1,388,550
    12,558     Cimarex Energy Co.                                                         1,317,460
     1,019     Clayton Williams Energy, Inc.(a)                                              83,507
    43,230     Cobalt International Energy, Inc.(a)                                         711,133
     7,228     Comstock Resources, Inc.                                                     132,200
    15,237     Concho Resources, Inc.(a)                                                  1,645,596
     2,279     Contango Oil & Gas Co.(a)                                                    107,706
     6,230     Continental Resources, Inc.(a)                                               701,000
     2,407     CVR Energy, Inc.                                                             104,536
     5,366     Delek US Holdings, Inc.                                                      184,644
     6,174     Diamondback Energy, Inc.(a)                                                  326,358
     3,643     Double Eagle Petroleum Co.(a)                                                  8,488

================================================================================

56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     9,340     Emerald Oil, Inc.(a)                                                     $    71,544
     8,877     Endeavour International Corp.(a)                                              46,604
    10,419     Energen Corp.                                                                737,144
    11,040     Energy XXI Bermuda Ltd.                                                      298,742
     5,241     EPL Oil & Gas, Inc.(a)                                                       149,369
     2,924     Era Group, Inc.(a)                                                            90,235
     4,791     Evolution Petroleum Corp.                                                     59,121
    20,993     EXCO Resources, Inc.(a)                                                        3,359
    20,993     EXCO Resources, Inc.                                                         111,473
    19,652     Forest Oil Corp.(a)                                                           70,944
    11,304     FX Energy, Inc.(a)                                                            41,373
    11,369     Gastar Exploration Ltd.(a)                                                    78,673
     5,494     Goodrich Petroleum Corp.(a)                                                   93,508
    12,323     Gulfport Energy Corp.(a)                                                     778,197
    38,222     Halcon Resources Corp.(a),(b)                                                147,537
     7,655     Harvest Natural Resources, Inc.(a)                                            34,601
    28,725     HollyFrontier Corp.                                                        1,427,345
     5,104     Houston American Energy Corp.(a)                                               1,277
     4,070     Hyperdynamics Corp.(a)                                                        16,565
       280     Isramco, Inc.(a)                                                              35,574
    39,433     Kodiak Oil & Gas Corp.(a)                                                    442,044
    15,176     Kosmos Energy Ltd.(a)                                                        169,668
     9,015     Laredo Petroleum Holdings, Inc.(a)                                           249,625
    14,569     Magellan Petroleum Corp.(a)                                                   15,152
    25,143     Magnum Hunter Resources Corp.(a)                                             183,795
     8,303     Matador Resources Co.(a)                                                     154,768
     6,286     Miller Energy Resources, Inc.(a)                                              44,253
     9,445     Northern Oil and Gas, Inc.(a)                                                142,336
    14,097     Oasis Petroleum, Inc.(a)                                                     662,136
     2,106     Pacific Ethanol, Inc.(a),(b)                                                  10,720
     1,638     Panhandle Oil and Gas, Inc.                                                   54,726
     6,104     PBF Energy, Inc.                                                             192,032
     5,441     PDC Energy, Inc.(a)                                                          289,570
     8,330     Penn Virginia Corp.(a)                                                        78,552
    10,869     PetroQuest Energy, Inc.(a)                                                    46,954
     9,545     Pioneer Energy Services Corp.(a)                                              76,455
     4,012     PostRock Energy Corp.(a)                                                       4,654
    21,639     Quicksilver Resources, Inc.(a),(b)                                            66,432
    10,308     Resolute Energy Corp.(a)                                                      93,081
     6,981     Rex Energy Corp.(a)                                                          137,596
     9,044     Rosetta Resources, Inc.(a)                                                   434,474
    53,275     SandRidge Energy, Inc.(a),(b)                                                323,379
     6,354     SemGroup Corp., Class A                                                      414,471
     9,775     SM Energy Co.                                                                812,400
     7,550     Stone Energy Corp.(a)                                                        261,155
     6,841     Swift Energy Co.(a),(b)                                                       92,354
     2,214     Syntroleum Corp.(a)                                                            7,472
     4,312     Targa Resources Corp.                                                        380,189
    22,747     Ultra Petroleum Corp.(a),(b)                                                 492,473
     4,911     US Energy Corp., Wyoming(a)                                                   18,465
    10,081     Vaalco Energy, Inc.(a)                                                        69,458
     5,309     W&T Offshore, Inc.                                                            84,944
    13,542     Warren Resources, Inc.(a)                                                     42,522
     8,147     Western Refining, Inc.                                                       345,514
    17,304     Whiting Petroleum Corp.(a)                                                 1,070,598
    13,617     ZaZa Energy Corp.(a)                                                          13,012
     9,148     Zion Oil & Gas, Inc.(a),(b)                                                   12,899
                                                                                       ------------
                                                                                         20,056,502
                                                                                       ------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 2.5%
     8,494     Atwood Oceanics, Inc.(a)                                                     453,495
     4,351     Basic Energy Services, Inc.(a)                                                68,659
     1,869     Bolt Technology Corp.                                                         41,137
     5,179     Bristow Group, Inc.                                                          388,736
     7,153     C&J Energy Services, Inc.(a)                                                 165,234
    19,235     Cal Dive International, Inc.(a),(b)                                           38,662
     2,872     CARBO Ceramics, Inc.                                                         334,674

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                                                   SCHEDULE OF INVESTMENTS |  57

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,429     Chart Industries, Inc.(a)                                               $    423,590
     6,546     Core Laboratories NV                                                       1,249,959
     6,556     Crosstex Energy, Inc.                                                        237,065
     1,311     Dawson Geophysical Co.(a)                                                     44,338
     1,787     DHT Holdings, Inc.                                                            12,223
    11,264     Dresser-Rand Group, Inc.(a)                                                  671,672
     5,987     Dril-Quip, Inc.(a)                                                           658,151
     8,658     Exterran Holdings, Inc.(a)                                                   296,104
     7,107     Flotek Industries, Inc.(a)                                                   142,638
     2,153     Forbes Energy Services Ltd.(a)                                                 7,040
     7,916     Forum Energy Technologies, Inc.(a)                                           223,706
     1,959     Geospace Technologies Corp.(a)                                               185,772
     7,916     Global Geophysical Services, Inc.(a)                                          12,745
     1,934     Gulf Island Fabrication, Inc.                                                 44,908
     3,541     Gulfmark Offshore, Inc., Class A                                             166,887
    14,377     Helix Energy Solutions Group, Inc.(a)                                        333,259
    24,567     Hercules Offshore, Inc.(a)                                                   160,423
     4,912     Hornbeck Offshore Services, Inc.(a)                                          241,818
    18,450     ION Geophysical Corp.(a)                                                      60,885
    19,538     Key Energy Services, Inc.(a)                                                 154,350
     4,069     Matrix Service Co.(a)                                                         99,568
    33,927     McDermott International, Inc.(a)                                             310,771
     2,357     Mitcham Industries, Inc.(a)                                                   41,743
    15,014     MRC Global, Inc.(a)                                                          484,352
     2,116     Natural Gas Services Group, Inc.(a)                                           58,338
    13,174     Newpark Resources, Inc.(a)                                                   161,908
    15,638     Oceaneering International, Inc.                                            1,233,525
    28,825     OGE Energy Corp.                                                             977,168
     8,048     Oil States International, Inc.(a)                                            818,643
    18,390     Parker Drilling Co.(a)                                                       149,511
    20,778     Patterson-UTI Energy, Inc.                                                   526,099
     1,973     PHI, Inc.(a)                                                                  85,628
     8,812     RPC, Inc.                                                                    157,294
     2,694     SEACOR Holdings, Inc.(a)                                                     245,693
    23,192     Superior Energy Services, Inc.(a)                                            617,139
     4,864     Tesco Corp.(a)                                                                96,210
    11,812     TETRA Technologies, Inc.(a)                                                  145,996
     4,268     TGC Industries, Inc.(a)                                                       31,156
     7,120     Tidewater, Inc.                                                              422,002
     6,241     Unit Corp.(a)                                                                322,160
   111,162     Weatherford International Ltd.(a)                                          1,721,899
     6,182     Willbros Group, Inc.(a)                                                       58,234
                                                                                       ------------
                                                                                         15,583,167
                                                                                       ------------
PERSONAL GOODS - 1.5%
    13,016     American Apparel, Inc.(a),(b)                                                 16,010
     8,349     Carter's, Inc.                                                               599,375
     3,719     Charles & Colvard Ltd.(a)                                                     18,781
     2,419     Cherokee, Inc.                                                                33,382
     1,711     Columbia Sportswear Co.                                                      134,741
     7,872     Coty, Inc., Class A                                                          120,048
    13,242     Crocs, Inc.(a)                                                               210,813
     1,368     Culp, Inc.                                                                    27,976
     5,110     Deckers Outdoor Corp.(a)                                                     431,591
     1,207     Delta Apparel, Inc.(a)                                                        20,495
     3,743     Elizabeth Arden, Inc.(a)                                                     132,689
     4,489     The Female Health Co.                                                         38,157
    18,021     Fifth & Pacific Cos., Inc.(a)                                                577,933
     2,477     G-III Apparel Group Ltd.(a)                                                  182,778
    14,439     Hanesbrands, Inc.                                                          1,014,629
     4,255     Helen of Troy Ltd.(a)                                                        210,665
     7,819     Iconix Brand Group, Inc.(a)                                                  310,414
     2,364     Inter Parfums, Inc.                                                           84,655
     9,399     Joe's Jeans, Inc.(a)                                                          10,339
    10,794     The Jones Group, Inc.                                                        161,478

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58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
       913     Lakeland Industries, Inc.(a)                                            $      4,839
    15,693     Lululemon Athletica, Inc.(a)                                                 926,358
     2,588     Movado Group, Inc.                                                           113,898
     8,629     Nu Skin Enterprises, Inc., Class A                                         1,192,700
     1,530     Orchids Paper Products Co.                                                    50,245
     2,142     Oxford Industries, Inc.                                                      172,795
     1,655     Perry Ellis International, Inc.(a)                                            26,132
    18,826     Quiksilver, Inc.(a)                                                          165,104
     1,907     Revlon, Inc., Class A(a)                                                      47,599
     1,650     RG Barry Corp.                                                                31,845
     1,306     Rocky Brands, Inc.                                                            19,028
     5,805     Skechers U.S.A., Inc., Class A(a)                                            192,320
     8,676     Steven Madden Ltd.(a)                                                        317,455
       918     Superior Uniform Group, Inc.                                                  14,211
     1,401     Tandy Brands Accessories, Inc.(a)                                                347
     7,379     Tumi Holdings, Inc.(a)                                                       166,396
    11,725     Under Armour, Inc., Class A(a)                                             1,023,592
     2,314     Unifi, Inc.(a)                                                                63,033
     3,446     Vera Bradley, Inc.(a)                                                         82,842
       882     Weyco Group, Inc.                                                             25,957
    14,710     Wolverine World Wide, Inc.                                                   499,552
                                                                                       ------------
                                                                                          9,473,197
                                                                                       ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.8%
     4,452     Aastrom Biosciences, Inc.(a)                                                  14,380
    11,724     ACADIA Pharmaceuticals, Inc.(a)                                              292,983
    17,131     Achillion Pharmaceuticals, Inc.(a)                                            56,875
     6,788     Acorda Therapeutics, Inc.(a)                                                 198,210
     7,772     Acura Pharmaceuticals, Inc.(a),(b)                                            12,979
     3,816     Aegerion Pharmaceuticals, Inc.(a)                                            270,783
    11,852     Affymetrix, Inc.(a)                                                          101,572
     8,511     Agenus, Inc.(a)                                                               22,469
    10,927     Akorn, Inc.(a)                                                               269,132
     3,841     Albany Molecular Research, Inc.(a)                                            38,717
     4,511     Alexza Pharmaceuticals, Inc.(a)                                               21,337
    20,301     Alkermes PLC(a)                                                              825,439
     7,944     Alnylam Pharmaceuticals, Inc.(a)                                             511,037
     3,431     AMAG Pharmaceuticals, Inc.(a)                                                 83,270
    10,309     Amicus Therapeutics, Inc.(a)                                                  24,226
     6,252     Ampio Pharmaceuticals, Inc.(a),(b)                                            44,577
     5,252     Anacor Pharmaceuticals, Inc.(a)                                               88,129
     2,161     ANI Pharmaceuticals, Inc.(a),(b)                                              43,393
     6,316     Anthera Pharmaceuticals, Inc.(a)                                              19,390
    11,257     Apricus Biosciences, Inc.(a),(b)                                              29,831
     5,487     ARCA Biopharma, Inc.(a),(b)                                                    9,218
    33,669     Arena Pharmaceuticals, Inc.(a),(b)                                           196,964
    32,458     Ariad Pharmaceuticals, Inc.(a),(b)                                           221,364
    16,755     Arqule, Inc.(a)                                                               36,023
    19,067     Array BioPharma, Inc.(a)                                                      95,526
     7,475     Auxilium Pharmaceuticals, Inc.(a)                                            155,031
    26,938     AVANIR Pharmaceuticals, Inc.(a)                                               90,512
    18,170     AVEO Pharmaceuticals, Inc.(a)                                                 33,433
     9,933     BioCryst Pharmaceuticals, Inc.(a)                                             75,491
     3,259     Biodel, Inc.(a),(b)                                                            7,496
     6,821     BioDelivery Sciences International, Inc.(a),(b)                               40,176
    20,922     BioMarin Pharmaceutical, Inc.(a)                                           1,470,189

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                                                   SCHEDULE OF INVESTMENTS |  59

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,533     Biota Pharmaceuticals, Inc.(a)                                          $     23,183
    11,232     Biotime, Inc.(a),(b)                                                          40,435
    10,566     Cadence Pharmaceuticals, Inc.(a)                                              95,622
     2,300     Cel-Sci Corp.(a)                                                               1,359
    23,470     Cell Therapeutics, Inc.(a)                                                    45,062
    13,286     Celldex Therapeutics, Inc.(a)                                                321,654
    11,763     Cerus Corp.(a)                                                                75,871
     7,390     Charles River Laboratories International, Inc.(a)                            391,966
    13,029     Chelsea Therapeutics International Ltd.(a)                                    57,718
    20,827     Cleveland Biolabs, Inc.(a),(b)                                                24,368
     4,425     Clovis Oncology, Inc.(a)                                                     266,695
     2,326     Columbia Laboratories, Inc.(a)                                                15,375
    16,440     Corcept Therapeutics, Inc.(a)                                                 52,937
     9,166     Coronado Biosciences, Inc.(a)                                                 24,107
    11,039     Cubist Pharmaceuticals, Inc.(a)                                              760,256
     2,354     Cumberland Pharmaceuticals, Inc.(a)                                           12,029
    18,650     Curis, Inc.(a)                                                                52,593
     5,935     Cytokinetics, Inc.(a)                                                         38,577
    13,255     Cytori Therapeutics, Inc.(a)                                                  34,065
     6,813     CytRx Corp.(a)                                                                42,717
    25,949     Dendreon Corp.(a),(b)                                                         77,587
    10,053     Depomed, Inc.(a)                                                             106,361
    18,728     Discovery Laboratories, Inc.(a)                                               42,138
    21,132     Durect Corp.(a)                                                               36,558
    19,918     Dyax Corp.(a)                                                                149,982
    43,756     Dynavax Technologies Corp.(a)                                                 85,762
     5,015     Emergent Biosolutions, Inc.(a)                                               115,295
    16,835     Endo Health Solutions, Inc.(a)                                             1,135,689
     4,924     Endocyte, Inc.(a)                                                             52,638
     7,740     Entremed, Inc.(a)                                                             13,235
     8,028     Enzo Biochem, Inc.(a)                                                         23,442
    13,093     Enzon Pharmaceuticals, Inc.                                                   15,188
    11,524     Exact Sciences Corp.(a)                                                      134,716
    27,966     Exelixis, Inc.(a),(b)                                                        171,432
     1,472     Furiex Pharmaceuticals, Inc.(a)                                               61,839
    20,246     Galena Biopharma, Inc.(a),(b)                                                100,420
     3,274     Genomic Health, Inc.(a)                                                       95,830
     6,148     GenVec, Inc.(a)                                                               14,325
    21,220     Geron Corp.(a)                                                               100,583
    10,666     GTx, Inc.(a)                                                                  17,599
    14,887     Halozyme Therapeutics, Inc.(a)                                               223,156
     7,017     Harvard Bioscience, Inc.(a)                                                   32,980
     9,683     Hemispherx Biopharma, Inc.(a)                                                  2,566
     1,779     Hi-Tech Pharmacal Co., Inc.(a)                                                77,191
    17,487     Idenix Pharmaceuticals, Inc.(a),(b)                                          104,572
    12,431     Idera Pharmaceuticals, Inc.(a)                                                57,555
    18,370     Illumina, Inc.(a),(b)                                                      2,032,089
    13,190     Immunogen, Inc.(a)                                                           193,497
    13,852     Immunomedics, Inc.(a)                                                         63,719
     9,807     Impax Laboratories, Inc.(a)                                                  246,548
    21,448     Incyte Corp.Ltd.(a)                                                        1,085,912
     7,441     Infinity Pharmaceuticals, Inc.(a)                                            102,760
    30,142     Inovio Pharmaceuticals, Inc.(a),(b)                                           87,412
     5,727     Insmed, Inc.(a)                                                               97,416
    13,831     InterMune, Inc.(a)                                                           203,731
    17,056     Ironwood Pharmaceuticals, Inc.(a)                                            198,020
    17,190     Isis Pharmaceuticals, Inc.(a),(b)                                            684,850
     7,735     Jazz Pharmaceuticals PLC(a)                                                  978,942
    12,889     Keryx Biopharmaceuticals, Inc.(a)                                            166,913

================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    41,922     Lexicon Pharmaceuticals, Inc.(a)                                        $     75,460
     3,273     Ligand Pharmaceuticals, Inc., Class B(a)                                     172,160
     6,442     Luminex Corp.(a)                                                             124,975
     8,366     Mallinckrodt PLC(a)                                                          437,207
    32,980     MannKind Corp.(a),(b)                                                        171,826
     8,041     Maxygen, Inc.(a)                                                                 241
     9,626     The Medicines Co.(a)                                                         371,756
    11,323     Medivation, Inc.(a)                                                          722,634
     7,872     Momenta Pharmaceuticals, Inc.(a)                                             139,177
    11,972     Myriad Genetics, Inc.(a),(b)                                                 251,173
    10,866     Nanosphere, Inc.(a)                                                           24,883
    17,834     Nektar Therapeutics(a)                                                       202,416
    15,220     Neuralstem, Inc.(a),(b)                                                       44,290
    10,992     Neurocrine Biosciences, Inc.(a)                                              102,665
    30,521     Novavax, Inc.(a)                                                             156,267
    14,254     NPS Pharmaceuticals, Inc.(a),(b)                                             432,751
     3,261     OncoGenex Pharmaceutical, Inc.(a)                                             27,197
    15,568     Oncothyreon, Inc.(a)                                                          27,400
    33,189     Opko Health, Inc.(a),(b)                                                     280,115
    15,401     Orexigen Therapeutics, Inc.(a)                                                86,708
     3,224     Osiris Therapeutics, Inc.(a)                                                  51,842
     2,284     OXiGENE, Inc.(a)                                                               5,756
     8,597     Pacific Biosciences of California, Inc.(a)                                    44,962
     5,170     Pacira Pharmaceuticals, Inc.(a)                                              297,223
     8,736     Pain Therapeutics, Inc.(a)                                                    42,457
     9,887     Palatin Technologies, Inc.(a),(b)                                              7,257
    23,924     PDL BioPharma, Inc.                                                          201,919
    34,015     Peregrine Pharmaceuticals, Inc.(a),(b)                                        47,281
     4,089     Pernix Therapeutics Holdings(a)                                               10,304
     9,913     Pharmacyclics, Inc.(a)                                                     1,048,597
     6,401     Pozen, Inc.(a)                                                                51,464
     7,677     Prestige Brands Holdings, Inc.(a)                                            274,837
    11,046     Progenics Pharmaceuticals, Inc.(a)                                            58,875
     2,959     Puma Biotechnology, Inc.(a)                                                  306,345
     8,199     Questcor Pharmaceuticals, Inc.                                               446,436
     3,637     Quintiles Transnational Holdings, Inc.(a),(b)                                168,539
    10,281     Raptor Pharmaceutical Corp.(a)                                               133,859
     6,157     Repligen Corp.(a)                                                             83,981
     4,214     Repros Therapeutics, Inc.(a)                                                  77,116
    17,083     Rexahn Pharmaceuticals, Inc.(a),(b)                                            8,712
    16,778     Rigel Pharmaceuticals, Inc.(a)                                                47,817
     3,576     Sagent Pharmaceuticals, Inc.(a)                                               90,759
     9,299     Salix Pharmaceuticals Ltd.(a)                                                836,352
    10,328     Sangamo Biosciences, Inc.(a)                                                 143,456
     9,487     Santarus, Inc.(a)                                                            303,204
     5,553     Sarepta Therapeutics, Inc.(a),(b)                                            113,115
    10,125     Sciclone Pharmaceuticals, Inc.(a)                                             51,030
    16,695     Seattle Genetics, Inc.(a)                                                    665,963
    20,183     Sequenom, Inc.(a),(b)                                                         47,228
    10,865     SIGA Technologies, Inc.(a)                                                    35,529
     9,828     Spectrum Pharmaceuticals, Inc.(a)                                             86,978
    13,590     StemCells, Inc.(a)                                                            16,716
     3,192     Sucampo Pharmaceuticals, Inc., Class A(a)                                     30,005
     3,133     Synageva BioPharma Corp.(a)                                                  202,768
    11,771     Synta Pharmaceuticals Corp.(a)                                                61,680

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                                                   SCHEDULE OF INVESTMENTS |  61

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,555     Targacept, Inc.(a)                                                      $     31,353
     5,019     Techne Corp.                                                                 475,149
     3,273     Telik, Inc.(a)                                                                 4,075
    11,776     Theravance, Inc.(a)                                                          419,814
    11,054     Threshold Pharmaceuticals, Inc.(a)                                            51,622
     3,283     Transcept Pharmaceuticals, Inc.(a)                                            11,031
     3,113     Trubion Pharmaceuticals, Inc.                                                      -
     6,946     United Therapeutics Corp.(a)                                                 785,454
     6,107     Vanda Pharmaceuticals, Inc.(a)                                                75,788
     6,479     Venaxis, Inc.(a),(b)                                                          13,865
     6,886     Ventrus Biosciences, Inc.(a)                                                  26,304
    22,071     Vical, Inc.(a)                                                                26,044
     9,631     ViroPharma, Inc.(a)                                                          480,105
    16,017     Vivus, Inc.(a),(b)                                                           145,434
     8,737     XenoPort, Inc.(a)                                                             50,238
    10,956     XOMA Corp.(a)                                                                 73,734
     8,168     Zalicus, Inc.(a)                                                               9,066
    17,143     ZIOPHARM Oncology, Inc.(a),(b)                                                74,401
                                                                                       ------------
                                                                                         29,672,329
                                                                                       ------------
REAL ESTATE INVESTMENT & SERVICES - 1.0%
     6,435     Alexander & Baldwin, Inc.                                                    268,533
     2,546     Altisource Portfolio Solutions SA(a)                                         403,872
       900     American Realty Investors, Inc.(a)                                             4,581
     1,823     AV Homes, Inc.(a)                                                             33,124
     1,456     BBX Capital Corp.(a)                                                          22,714
    18,070     Columbia Property Trust, Inc.                                                451,750
     1,219     Consolidated-Tomoka Land Co.                                                  44,237
    23,447     Forest City Enterprises, Inc., Class A(a)                                    447,838
     5,399     Forestar Group, Inc.(a)                                                      114,837
    10,823     Gaming and Leisure Properties, Inc.(a)                                       549,917
     5,273     HFF, Inc., Class A(a)                                                        141,580
     4,598     The Howard Hughes Corp.(a)                                                   552,220
     6,494     Jones Lang LaSalle, Inc.                                                     664,921
     9,342     Kennedy-Wilson Holdings, Inc.                                                207,859
     4,491     Maui Land & Pineapple Co., Inc.(a)                                            27,350
     7,253     Move, Inc.(a)                                                                115,975
     3,400     Nationstar Mortgage Holdings, Inc.(a),(b)                                    125,664
    21,535     Realogy Holdings Corp.(a)                                                  1,065,336
     1,837     Reis, Inc.(a)                                                                 35,325
    12,521     The St.Joe Co.(a)                                                            240,278
     2,202     Tejon Ranch Co.(a)                                                            80,945
       393     Transcontinental Realty Investors, Inc.(a)                                     3,675
     5,509     Trulia, Inc.(a)                                                              194,302
     3,697     Zillow, Inc., Class A(a),(b)                                                 302,156
     3,190     ZipRealty, Inc.(a)                                                            17,864
                                                                                       ------------
                                                                                          6,116,853
                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.5%
     8,257     Acadia Realty Trust                                                          205,021
     2,812     Agree Realty Corp.                                                            81,604
       330     Alexander's, Inc.                                                            108,900
    10,299     Alexandria Real Estate Equities, Inc.                                        655,222
     6,152     Altisource Residential Corp.                                                 185,237
     5,207     American Assets Trust, Inc.                                                  163,656
    14,834     American Campus Communities, Inc.                                            477,803
    56,074     American Capital Agency Corp.                                              1,081,667
     8,153     American Capital Mortgage Investment Corp.                                   142,351
     8,047     American Homes 4 Rent, Class A                                               130,361
    30,169     American Realty Capital Properties, Inc.(b)                                  387,973

================================================================================

62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
   134,016     Annaly Capital Management, Inc.                                         $  1,336,140
    19,542     Anworth Mortgage Asset Corp.                                                  82,272
     7,441     Apollo Commercial Real Estate Finance, Inc.                                  120,916
     4,579     Apollo Residential Mortgage, Inc.                                             67,678
     7,414     Arbor Realty Trust, Inc.                                                      49,377
     1,883     Arlington Asset Investment Corp.                                              49,692
    55,814     ARMOUR Residential REIT, Inc.                                                223,814
     3,025     Ashford Hospitality Prime, Inc.                                               55,055
    10,616     Ashford Hospitality Trust, Inc.                                               87,900
     9,629     Associated Estates Realty Corp.                                              154,545
     3,280     Aviv REIT, Inc.                                                               77,736
    27,434     BioMed Realty Trust, Inc.                                                    497,104
     4,530     Blackstone Mortgage Trust, Inc., Class A                                     122,899
    22,671     Brandywine Realty Trust                                                      319,434
    11,242     BRE Properties, Inc.                                                         615,050
     2,718     BRT Realty Trust(a)                                                           19,216
    12,283     Camden Property Trust                                                        698,657
    10,740     Campus Crest Communities, Inc.                                               101,063
    13,114     Capstead Mortgage Corp.                                                      158,417
    24,762     CBL & Associates Properties, Inc.                                            444,726
    11,016     Cedar Realty Trust, Inc.                                                      68,960
    34,814     Chambers Street Properties                                                   266,327
     5,104     Chatham Lodging Trust                                                        104,377
     7,946     Chesapeake Lodging Trust                                                     200,954
   157,268     Chimera Investment Corp.                                                     487,531
    61,742     Cole Real Estate  Investment, Inc.                                           866,858
    13,047     Colony Financial, Inc.                                                       264,724
    16,110     CommonWealth REIT                                                            375,524
     3,059     Coresite Realty Corp.                                                         98,469
    13,117     Corporate Office Properties Trust                                            310,742
    25,378     Cousins Properties, Inc.                                                     261,393
    18,944     CubeSmart                                                                    301,967
     2,755     CyrusOne, Inc.                                                                61,519
    26,053     CYS Investments, Inc.                                                        193,053
    45,883     DCT Industrial Trust, Inc.                                                   327,146
    42,310     DDR Corp.                                                                    650,305
    27,543     DiamondRock Hospitality Co.                                                  318,122
    18,774     Digital Realty Trust, Inc.(b)                                                922,179
    19,064     Douglas Emmett, Inc.                                                         444,001
    47,772     Duke Realty Corp.                                                            718,491
     9,814     DuPont Fabros Technology, Inc.                                               242,504
     4,563     EastGroup Properties, Inc.                                                   264,335
    16,401     Education Realty Trust, Inc.                                                 144,657
    13,698     Empire State Realty Trust, Inc.                                              209,579
     7,593     EPR Properties                                                               373,272
    11,655     Equity Lifestyle Properties, Inc.                                            422,261
     8,729     Equity One, Inc.                                                             195,879
     5,523     Essex Property Trust, Inc.(b)                                                792,606
     9,915     Excel Trust, Inc.                                                            112,932
    16,085     Extra Space Storage, Inc.                                                    677,661
     9,384     Federal Realty Investment Trust                                              951,631
    18,789     FelCor Lodging Trust, Inc.(a)                                                153,318
    15,110     First Industrial Realty Trust, Inc.                                          263,669
     8,399     First Potomac Realty Trust                                                    97,680
    12,427     Franklin Street Properties Corp.                                             148,503
     4,169     Getty Realty Corp.                                                            76,585
     4,745     Gladstone Commercial Corp.                                                    85,268

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                                                   SCHEDULE OF INVESTMENTS |  63

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    20,729     Glimcher Realty Trust                                                   $    194,023
     8,160     Government Properties Income Trust                                           202,776
     9,606     Gramercy Property Trust, Inc.(a)                                              55,235
    13,630     Hatteras Financial Corp.                                                     222,714
    13,912     Healthcare Realty Trust, Inc.                                                296,465
    25,339     Healthcare Trust of America, Inc., Class A                                   249,336
    28,438     Hersha Hospitality Trust                                                     158,400
    12,889     Highwoods Properties, Inc.                                                   466,195
     8,206     Home Properties, Inc.                                                        440,006
    21,507     Hospitality Properties Trust                                                 581,334
     7,454     Hudson Pacific Properties, Inc.                                              163,019
    13,507     Inland Real Estate Corp.                                                     142,094
    19,909     Invesco Mortgage Capital, Inc.                                               292,264
    17,649     Investors Real Estate Trust                                                  151,428
    11,816     iStar Financial, Inc.(a)                                                     168,614
    12,078     Kilroy Realty Corp.                                                          606,074
    18,944     Kite Realty Group Trust                                                      124,462
    15,005     LaSalle Hotel Properties                                                     463,054
    26,109     Lexington Realty Trust                                                       266,573
    21,312     Liberty Property Trust                                                       721,837
     5,390     LTC Properties, Inc.                                                         190,752
    12,490     Mack-Cali Realty Corp.                                                       268,285
    23,975     Medical Properties Trust, Inc.                                               292,974
    49,550     MFA Financial, Inc.                                                          349,823
    11,160     Mid-America Apartment Communities, Inc.                                      677,858
     9,460     Monmouth Real Estate Investment Corp., Class A                                85,991
     4,203     National Health Investors, Inc.                                              235,788
    17,863     National Retail Properties, Inc.                                             541,785
    13,569     New York Mortgage Trust, Inc.                                                 94,847
    36,469     NorthStar Realty Finance Corp.                                               490,508
    17,902     Omega Healthcare Investors, Inc.                                             533,480
     2,398     One Liberty Properties, Inc.                                                  48,272
     9,491     Parkway Properties, Inc.                                                     183,073
     9,338     Pebblebrook Hotel Trust                                                      287,237
    10,415     Pennsylvania Real Estate Investment Trust                                    197,677
     5,478     PennyMac Mortgage Investment Trust(d)                                        125,775
    23,343     Piedmont Office Realty Trust, Inc., Class A                                  385,626
     2,432     PMC Commercial Trust                                                          20,915
     7,861     Post Properties, Inc.                                                        355,553
     5,947     Potlatch Corp.                                                               248,228
     2,855     PS Business Parks, Inc.                                                      218,179
     9,876     RAIT Financial Trust                                                          88,588
    10,517     Ramco-Gershenson Properties Trust                                            165,538
    18,294     Rayonier, Inc.                                                               770,177
    26,755     Realty Income Corp.                                                          998,764
    12,337     Redwood Trust, Inc.                                                          238,968
    13,459     Regency Centers Corp.                                                        623,152
    21,525     Resource Capital Corp.                                                       127,643
    10,066     Retail Opportunity Investments Corp.                                         148,172
    25,765     Retail Properties of America, Inc., Class A                                  327,731
    17,425     RLJ Lodging Trust                                                            423,776
     4,102     Rouse Properties, Inc.                                                        91,023
     6,206     Sabra Health Care REIT, Inc.                                                 162,225
     2,588     Saul Centers, Inc.                                                           123,525
    27,486     Senior Housing Properties Trust                                              611,014
     6,204     Silver Bay Realty Trust Corp.                                                 99,202
    12,349     SL Green Realty Corp.                                                      1,140,801
     4,619     Sovran Self Storage, Inc.                                                    301,020
    51,325     Spirit Realty Capital, Inc.                                                  504,525
     7,370     STAG Industrial, Inc.                                                        150,274
    28,907     Starwood Property Trust, Inc.                                                800,724

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
    27,699     Strategic Hotels & Resorts, Inc.(a)                                     $    261,756
     5,611     Sun Communities, Inc.                                                        239,253
    27,204     Sunstone Hotel Investors, Inc.                                               364,534
       985     Supertel Hospitality, Inc.(a)                                                  2,403
    13,906     Tanger Factory Outlet Centers                                                445,270
     9,215     Taubman Centers, Inc.                                                        589,023
     6,369     Terreno Realty Corp.                                                         112,731
    54,614     Two Harbors Investment Corp.                                                 506,818
    36,339     UDR, Inc.                                                                    848,516
     7,486     UMH Properties, Inc.                                                          70,518
     1,725     Universal Health Realty Income Trust                                          69,104
     3,630     Urstadt Biddle Properties, Inc., Class A                                      66,974
     5,643     Walter Investment Management Corp.(a)                                        199,536
     9,743     Washington Real Estate Investment Trust                                      227,596
    16,428     Weingarten Realty Investors                                                  450,456
     6,232     Winthrop Realty Trust                                                         68,864
     8,396     WP Carey, Inc.                                                               515,095
                                                                                       ------------
                                                                                         46,090,286
                                                                                       ------------
SOFTWARE & COMPUTER SERVICES - 5.9%
     9,454     Accelrys, Inc.(a)                                                             90,191
     5,882     ACI Worldwide, Inc.(a)                                                       382,330
     4,319     Acorn Energy, Inc.                                                            17,578
     8,413     Actuate Corp.(a)                                                              64,864
     6,286     Advent Software, Inc.                                                        219,947
    23,398     Allscripts Healthcare Solutions, Inc.(a)                                     361,733
     4,553     American Software, Inc., Class A                                              44,938
     7,484     Angie's List, Inc.(a),(b)                                                    113,383
    13,453     ANSYS, Inc.(a)                                                             1,173,102
    12,005     AOL, Inc.(a)                                                                 559,673
    13,670     Aspen Technology, Inc.(a)                                                    571,406
     5,419     athenahealth, Inc.(a)                                                        728,855
     8,844     Authentidate Holding Corp.(a)                                                 11,851
     6,852     Blackbaud, Inc.                                                              257,978
     6,834     Blucora, Inc.(a)                                                             199,279
     5,684     Bottomline Technologies, Inc.(a)                                             205,533
     4,436     BroadSoft, Inc.(a)                                                           121,280
     3,375     Bsquare Corp.(a)                                                              12,083
     3,320     CACI International, Inc., Class A(a)                                         243,090
    42,320     Cadence Design Systems, Inc.(a),(b)                                          593,326
     6,241     Calix, Inc.(a)                                                                60,163
     6,577     Callidus Software, Inc.(a)                                                    90,302
     9,585     CIBER, Inc.(a)                                                                39,682
     7,230     Cogent Communications Group, Inc.                                            292,164
     6,527     CommVault Systems, Inc.(a)                                                   488,742
     1,736     Computer Programs & Systems, Inc.                                            107,302
     2,432     Computer Task Group, Inc.                                                     45,965
    31,485     Compuware Corp.                                                              352,947
     3,512     Comverse, Inc.(a)                                                            136,266
     6,936     Concur Technologies, Inc.(a),(b)                                             715,656
     7,246     Cornerstone OnDemand, Inc.(a)                                                386,502
     3,732     Crexendo, Inc.(a)                                                             11,308
     5,066     CSG Systems International, Inc.                                              148,940
     3,497     Datalink Corp.(a)                                                             38,117
     6,445     DealerTrack Holdings, Inc.(a)                                                309,876
     4,358     Demandware, Inc.(a)                                                          279,435
     8,014     DeVry, Inc.(c)                                                               284,497
     1,650     Digimarc Corp.                                                                31,779
     5,923     Digital River, Inc.(a)                                                       109,576
     4,255     DST Systems, Inc.                                                            386,099
     2,140     Dynamics Research Corp.(a)                                                    24,567
    19,188     EarthLink, Inc.                                                               97,283
     4,953     Ebix, Inc.(b)                                                                 72,908
     4,570     Envestnet, Inc.(a)                                                           184,171
     4,838     EPIQ Systems, Inc.                                                            78,424
     7,243     Equinix, Inc.(a)                                                           1,285,270
     2,275     Evolving Systems, Inc.                                                        22,159

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                                                   SCHEDULE OF INVESTMENTS |  65

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     5,099     Fair Isaac Corp.                                                        $    320,421
     6,457     FalconStor Software, Inc.(a)                                                   8,717
     1,834     Forrester Research, Inc.                                                      70,169
    20,387     Fortinet, Inc.(a)                                                            390,003
    13,401     Gartner, Inc.(a),(b)                                                         952,141
     4,471     GSE Systems, Inc.(a)                                                           7,154
     3,739     Guidance Software, Inc.(a)                                                    37,764
     9,791     Guidewire Software, Inc.(a)                                                  480,444
     5,104     The Hackett Group, Inc.                                                       31,696
    11,685     IAC/InterActiveCorp                                                          802,643
     6,762     ICG Group, Inc.(a)                                                           125,976
     4,432     iGATE Corp.(a)                                                               177,989
     5,183     Immersion Corp.(a)                                                            53,800
     7,160     Infoblox, Inc.(a)                                                            236,423
    15,909     Informatica Corp.(a)                                                         660,223
     3,774     Innodata, Inc.(a)                                                              9,246
     2,477     Interactive Intelligence Group, Inc.(a)                                      166,851
     9,213     Internap Network Services Corp.(a)                                            69,282
     1,714     Internet Patents Corp.(a)                                                      5,348
     6,876     IntraLinks Holdings, Inc.(a)                                                  83,268
    12,065     Inuvo, Inc.(a)                                                                15,685
    10,039     Ipass, Inc.(a)                                                                15,761
     6,968     j2 Global, Inc.                                                              348,470
     4,352     The KEYW Holding Corp.(a)                                                     58,491
    10,254     Leidos Holdings, Inc.                                                        476,708
    19,332     Limelight Networks, Inc.(a)                                                   38,277
     9,143     LivePerson, Inc.(a)                                                          135,499
     3,729     LogMeIn, Inc.(a)                                                             125,108
     3,019     Looksmart, Ltd.(a)                                                             6,189
     2,883     Manhattan Associates, Inc.(a)                                                338,695
     1,020     Mastech Holdings, Inc.                                                        14,270
     9,303     MedAssets, Inc.(a)                                                           184,478
     7,444     Medidata Solutions, Inc.(a)                                                  450,883
    14,235     Mentor Graphics Corp.                                                        342,636
    13,770     Merge Healthcare, Inc.(a)                                                     31,946
     4,119     Meru Networks, Inc.(a)                                                        17,753
     1,376     MicroStrategy, Inc., Class A(a)                                              170,954
     5,622     Mitek Systems, Inc.(a)                                                        33,395
     5,879     Monotype Imaging Holdings, Inc.                                              187,305
     1,401     NCI, Inc.(a)                                                                   9,275
     5,561     Netscout Systems, Inc.(a)                                                    164,550
     4,558     NetSuite, Inc.(a)                                                            469,565
     9,825     NIC, Inc.                                                                    244,348
    37,826     Nuance Communications, Inc.(a)                                               574,955
     6,862     Palo Alto Networks, Inc.(a)                                                  394,359
     3,495     PC-Tel, Inc.                                                                  33,447
     4,386     PDF Solutions, Inc.(a)                                                       112,369
     2,694     Pegasystems, Inc.                                                            132,491
     5,683     Perficient, Inc.(a)                                                          133,096
     4,550     Premier, Inc., Class A(a)                                                    167,258
     6,927     Premiere Global Services, Inc.(a)                                             80,284
     7,977     Progress Software Corp.(a)                                                   206,046
     3,982     PROS Holdings, Inc.(a)                                                       158,882
    17,399     PTC, Inc.(a)                                                                 615,751
       913     QAD, Inc., Class A                                                            16,124
     1,021     QAD, Inc., Class B                                                            16,356
    13,230     QLIK Technologies, Inc.(a)                                                   352,315
     6,685     Quality Systems, Inc.                                                        140,786
    17,053     Rackspace Hosting, Inc.(a)                                                   667,284
     7,551     RealPage, Inc.(a)                                                            176,542
     1,950     RigNet, Inc.(a)                                                               93,464
     3,184     Rosetta Stone, Inc.(a)                                                        38,908
    14,960     Rovi Corp.(a)                                                                294,562
    16,280     Sapient Corp.(a)                                                             282,621
     6,034     Science Applications International Corp.                                     199,544
     3,747     SciQuest, Inc.(a)                                                            106,715
     2,985     Selectica, Inc.(a)                                                            19,044
    14,950     ServiceNow, Inc.(a)                                                          837,349
     7,292     Smith Micro Software, Inc.(a)                                                 10,792
       114     SoftBrands, Inc.(a)                                                                -
     9,677     SolarWinds, Inc.(a)                                                          366,081
    10,053     Solera Holdings, Inc.                                                        711,350
    11,995     Splunk, Inc.(a)                                                              823,697
     2,536     SPS Commerce, Inc.(a)                                                        165,601
     9,261     SS&C Technologies Holdings, Inc.(a)                                          409,892

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     9,070     Support.com, Inc.(a)                                                    $     34,375
     4,643     Synchronoss Technologies, Inc.(a)                                            144,258
    22,375     Synopsys, Inc.(a)                                                            907,754
     2,153     Syntel, Inc.(a)                                                              195,815
     2,416     Tableau Software, Inc., Class A(a)                                           166,535
     5,467     Tangoe, Inc.(a)                                                               98,461
     8,736     TeleCommunication Systems, Inc., Class A(a)                                   20,268
     3,551     TeleNav, Inc.(a)                                                              23,401
    22,524     TIBCO Software, Inc.(a)                                                      506,340
    10,795     Twitter, Inc.(a)                                                             687,102
     4,163     Tyler Technologies, Inc.(a)                                                  425,167
     4,175     Ultimate Software Group, Inc.(a)                                             639,694
     6,776     Unisys Corp.(a)                                                              227,470
     3,255     United Online, Inc.                                                           44,789
    11,796     Unwired Planet, Inc.(a)                                                       16,278
    18,050     Vantiv, Inc., Class A(a)                                                     588,611
     4,809     VASCO Data Security International, Inc.(a)                                    37,174
     7,981     Verint Systems, Inc.(a)                                                      342,704
     6,560     VirnetX Holding Corp.(a),(b)                                                 127,330
     3,574     Virtusa Corp.(a)                                                             136,134
    12,483     VMware, Inc., Class A(a)                                                   1,119,850
     3,527     Vocus, Inc.(a)                                                                40,173
     1,272     Voltari Corp.(a),(b)                                                           4,363
     7,941     Wave Systems Corp., Class A(a)                                                 7,226
     7,378     Web.com Group, Inc.(a)                                                       234,547
     5,072     Workday, Inc., Class A(a)                                                    421,788
    10,873     Zix Corp.(a)                                                                  49,581
    95,138     Zynga, Inc., Class A(a)                                                      361,524
                                                                                       ------------
                                                                                         36,568,996
                                                                                       ------------
SUPPORT SERVICES - 5.1%
     6,840     ABM Industries, Inc.                                                         195,556
     7,944     Acacia Research Corp.                                                        115,506
     1,659     Advanced Emissions Solutions, Inc.(a)                                         89,968
     5,293     The Advisory Board Co.(a),(b)                                                337,005
     3,004     AM Castle & Co.(a)                                                            44,369
    23,045     Amdocs Ltd.                                                                  950,376
     6,884     AMN Healthcare Services, Inc.(a)                                             101,195
       600     AMREP Corp.(a)                                                                 4,182
     5,809     Applied Industrial Technologies, Inc.                                        285,164
     6,732     ARC Document Solutions, Inc.(a)                                               55,337
     6,577     Barnes Group, Inc.                                                           251,965
     1,110     Barrett Business Services, Inc.                                              102,941
     2,395     Black Box Corp.                                                               71,371
     7,185     Booz Allen Hamilton Holding Corp.                                            137,593
     6,483     The Brink's Co.                                                              221,330
    17,177     Broadridge Financial Solutions, Inc.                                         678,835
     6,735     Cardtronics, Inc.(a)                                                         292,636
     8,154     Casella Waste Systems, Inc.(a)                                                47,293
     1,235     Cass Information Systems, Inc.                                                83,177
     6,146     CBIZ, Inc.(a)                                                                 56,052
     1,608     CDI Corp.                                                                     29,796
    14,199     Cenveo, Inc.(a)                                                               48,845
     8,035     Clean Harbors, Inc.(a),(b)                                                   481,779
     5,331     Comfort Systems USA, Inc.                                                    103,368
     1,392     Consolidated Graphics, Inc.(a)                                                93,876
    14,084     Convergys Corp.                                                              296,468
    13,631     CoreLogic, Inc.(a)                                                           484,309
     4,963     The Corporate Executive Board Co.                                            384,285
    16,721     Corrections Corp. of America                                                 536,242
     4,182     CoStar Group, Inc.(a)                                                        771,914
     1,688     CRA International, Inc.(a)                                                    33,422
     3,747     Crawford & Co., Class B                                                       34,622
     4,315     Cross Country Healthcare, Inc.(a)                                             43,064
     7,395     Deluxe Corp.                                                                 385,945
     6,055     Dice Holdings, Inc.(a)                                                        43,899
    10,168     DigitalGlobe, Inc.(a)                                                        418,413
     6,643     Document Security Systems, Inc.(a),(b)                                        13,751

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                                                   SCHEDULE OF INVESTMENTS |  67

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,113     The Dolan Co.(a)                                                        $      2,879
     1,578     DXP Enterprises, Inc.(a)                                                     181,786
     3,131     ENGlobal Corp.(a)                                                              4,352
     3,906     Ennis, Inc.                                                                   69,136
     7,000     Euronet Worldwide, Inc.(a)                                                   334,950
     8,115     EVERTEC, Inc.                                                                200,116
     4,304     ExamWorks Group, Inc.(a)                                                     128,560
     4,608     ExlService Holdings, Inc.(a)                                                 127,273
     2,025     Exponent, Inc.                                                               156,816
    10,722     FleetCor Technologies, Inc.(a)                                             1,256,297
     2,441     Franklin Covey Co.(a)                                                         48,527
       300     Frontline Capital Group(a)                                                         -
     5,866     FTI Consulting, Inc.(a)                                                      241,327
     3,071     Fuel Tech, Inc.(a)                                                            21,773
     6,106     Furmanite Corp.(a)                                                            64,846
     2,759     G&K Services, Inc., Class A                                                  171,693
    15,874     Genpact Ltd.(a)                                                              291,605
    10,290     The Geo Group, Inc.                                                          331,544
     9,464     Global Cash Access Holdings, Inc.(a)                                          94,545
    10,952     Global Payments, Inc.                                                        711,770
     2,352     Global Power Equipment Group, Inc.                                            46,029
     3,011     GP Strategies Corp.(a)                                                        89,698
     8,925     Harris Interactive, Inc.(a)                                                   17,850
     8,732     HD Supply Holdings, Inc.(a)                                                  209,655
     5,352     Heartland Payment Systems, Inc.                                              266,744
     2,179     Heidrick & Struggles International, Inc.                                      43,885
     1,910     Heritage-Crystal Clean, Inc.(a)                                               39,136
     5,856     Higher One Holdings, Inc.(a)                                                  57,155
     5,103     Hudson Global, Inc.(a)                                                        20,514
     3,436     Huron Consulting Group, Inc.(a)                                              215,506
     2,942     ICF International, Inc.(a)                                                   102,117
     5,931     InnerWorkings, Inc.(a)                                                        46,202
     3,118     Insperity, Inc.                                                              112,653
    12,279     Jack Henry & Associates, Inc.                                                727,040
     3,831     Kaman Corp.                                                                  152,206
     3,402     Kelly Services, Inc., Class A                                                 84,846
     4,287     Kforce, Inc.                                                                  87,712
     7,192     Korn/Ferry International(a)                                                  187,855
       634     Lawson Products, Inc.(a)                                                       7,766
    12,426     Lender Processing Services, Inc.                                             464,484
    10,579     LifeLock, Inc.(a)                                                            173,601
     3,155     Lincoln Educational Services Corp.                                            15,712
    14,145     LinkedIn Corp.(a)                                                          3,067,060
     9,164     Lionbridge Technologies, Inc.(a)                                              54,617
     2,116     Management Network Group, Inc.(a)                                              5,861
    11,282     Manpower, Inc.                                                               968,673
     9,943     MAXIMUS, Inc.                                                                437,393
     3,369     McGrath RentCorp                                                             134,086
     7,655     Metalico, Inc.(a)                                                             15,846
     2,611     Mistras Group, Inc.(a)                                                        54,518
     5,918     Mobile Mini, Inc.(a)                                                         243,703
     8,234     ModusLink Global Solutions, Inc.(a)                                           47,181
    15,278     Monster Worldwide, Inc.(a)                                                   108,932
     6,938     MSC Industrial Direct Co., Inc., Class A                                     561,076
     1,938     MWI Veterinary Supply, Inc.(a)                                               330,603
     7,309     Navigant Consulting, Inc.(a)                                                 140,333
     8,904     NeuStar, Inc., Class A(a)                                                    443,953
    16,995     Odyssey Marine Exploration, Inc.(a)                                           34,330
     6,867     On Assignment, Inc.(a)                                                       239,796
     1,450     Park-Ohio Holdings Corp.(a)                                                   75,980
     1,637     Perma-Fix Environmental Services(a)                                            5,320
     3,462     PowerSecure International, Inc.(a)                                            59,443
     5,118     PRGX Global, Inc.(a)                                                          34,393

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     3,688     Quad/Graphics, Inc.                                                     $    100,424
     1,794     Rentrak Corp.(a)                                                              67,975
     5,694     Resources Connection, Inc.                                                    81,595
     5,892     RPX Corp.(a)                                                                  99,575
    26,649     RR Donnelley & Sons Co.                                                      540,442
     3,674     Schnitzer Steel Industries, Inc., Class A                                    120,030
     9,367     ServiceSource International, Inc.(a)                                          78,495
     3,560     Sharps Compliance Corp.(a)                                                    16,839
     1,229     The Standard Register Co.(a)                                                   8,456
     2,482     StarTek, Inc.(a)                                                              16,108
    16,316     Swisher Hygiene, Inc.(a)                                                       8,388
     5,616     Sykes Enterprises, Inc.(a)                                                   122,485
     2,869     Team, Inc.(a)                                                                121,473
     2,889     TeleTech Holdings, Inc.(a)                                                    69,163
     9,202     Tetra Tech, Inc.(a)                                                          257,472
     9,310     Towers Watson & Co., Class A                                               1,188,049
     6,009     TrueBlue, Inc.(a)                                                            154,912
     2,139     UniFirst Corp.                                                               228,873
    13,634     United Rentals, Inc.(a)                                                    1,062,770
     5,672     United Stationers, Inc.                                                      260,288
     3,009     Universal Technical Institute, Inc.                                           41,855
    10,620     URS Corp.                                                                    562,754
     2,984     US Ecology, Inc.                                                             110,975
    21,899     Verisk Analytics, Inc., Class A(a)                                         1,439,202
     2,807     Viad Corp.                                                                    77,978
     4,437     WageWorks, Inc.(a)                                                           263,735
    17,766     Waste Connections, Inc.                                                      775,131
     5,634     WEX, Inc.(a)                                                                 557,935
                                                                                       ------------
                                                                                         31,430,484
                                                                                       ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
    13,971     3D Systems Corp.(a),(b)                                                    1,298,325
     8,627     ADTRAN, Inc.                                                                 233,015
     5,529     Advanced Energy Industries, Inc.(a)                                          126,393
    90,811     Advanced Micro Devices, Inc.(a),(b)                                          351,439
     2,787     Agilysys, Inc.(a)                                                             38,795
     2,653     Alliance Fiber Optic Products, Inc.                                           39,928
    18,692     Amkor Technology, Inc.(a)                                                    114,582
     2,148     Amtech Systems, Inc.(a)                                                       14,950
    15,240     ANADIGICS, Inc.(a)                                                            28,042
    11,131     Applied Micro Circuits Corp.(a)                                              148,933
    16,975     ARRIS Group, Inc.(a),(b)                                                     413,596
    16,990     Aruba Networks, Inc.(a)                                                      304,121
    62,290     Atmel Corp.(a)                                                               487,731
     4,709     ATMI, Inc.(a)                                                                142,259
    35,639     Avago Technologies Ltd.                                                    1,884,947
    11,646     Aviat Networks, Inc.(a)                                                       26,320
     2,639     Aware, Inc.(a)                                                                16,124
    19,244     Axcelis Technologies, Inc.(a)                                                 46,955
     4,192     AXT, Inc.(a)                                                                  10,941
    65,358     Brocade Communications Systems, Inc.(a)                                      579,725
     9,171     Brooks Automation, Inc.                                                       96,204
     3,393     Cabot Microelectronics Corp.(a)                                              155,060
     5,345     CalAmp Corp.(a)                                                              149,500
     7,834     Cavium, Inc.(a)                                                              270,351
     4,009     Ceva, Inc.(a)                                                                 61,017
    15,364     Ciena Corp.(a)                                                               367,661
     9,333     Cirrus Logic, Inc.(a)                                                        190,673
     2,370     Clearfield, Inc.(a)                                                           47,969
     3,077     Cohu, Inc.                                                                    32,308
     2,512     Comtech Telecommunications Corp.                                              79,178
     2,796     Concurrent Computer Corp.                                                     22,843
     6,296     Cray, Inc.(a)                                                                172,888
    17,527     Cree, Inc.(a)                                                              1,096,664
     1,397     CVD Equipment Corp.(a),(b)                                                    20,284
    20,763     Cypress Semiconductor Corp.(a)                                               218,011
       368     Dataram Corp.(a)                                                                 983

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                                                   SCHEDULE OF INVESTMENTS |  69

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
---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     9,370     Diebold, Inc.                                                           $    309,304
     4,258     Digi International, Inc.(a)                                                   51,607
     5,275     Diodes, Inc.(a)                                                              124,279
    10,624     Dot Hill Systems Corp.(a)                                                     35,803
     3,838     DSP Group, Inc.(a)                                                            37,267
     5,165     Dycom Industries, Inc.(a)                                                    143,535
     5,842     EchoStar Corp., Class A(a)                                                   290,464
     7,174     Electronics for Imaging, Inc.(a)                                             277,849
     4,946     Emcore Corp.(a)                                                               25,324
    14,355     Emulex Corp.(a)                                                              102,782
    20,233     Entegris, Inc.(a)                                                            234,703
    14,064     Entropic Communications, Inc.(a)                                              66,241
     7,409     Exar Corp.(a)                                                                 87,352
    14,843     Extreme Networks, Inc.(a)                                                    103,901
    18,313     Fairchild Semiconductor International, Inc.(a)                               244,479
    14,224     Finisar Corp.(a)                                                             340,238
     8,934     FormFactor, Inc.(a)                                                           53,783
    14,560     Fusion-io, Inc.(a)                                                           129,730
     4,254     GSI Technology, Inc.(a)                                                       28,247
    15,600     Harmonic, Inc.(a)                                                            115,128
     4,531     Hittite Microwave Corp.(a)                                                   279,699
     5,353     Hutchinson Technology, Inc.(a)                                                17,130
     2,671     ID Systems, Inc.(a)                                                           15,465
     7,272     Identive Group, Inc.(a)                                                        4,186
    15,913     Ikanos Communications, Inc.(a)                                                19,096
     4,885     Imation Corp.(a)                                                              22,862
    18,040     Infinera Corp.(a)                                                            176,431
     3,600     Infosonics Corp.(a)                                                            5,508
    22,088     Ingram Micro, Inc., Class A(a)                                               518,184
     3,982     Inphi Corp.(a)                                                                51,368
     6,078     Insight Enterprises, Inc.(a)                                                 138,031
    20,041     Integrated Device Technology, Inc.(a)                                        204,218
     4,637     Integrated Silicon Solution, Inc.(a)                                          56,061
     6,145     InterDigital, Inc.                                                           181,216
    10,313     International Rectifier Corp.(a),(b)                                         268,860
    18,535     Intersil Corp., Class A                                                      212,596
     8,659     Ixia(a)                                                                      115,251
     3,911     IXYS Corp.                                                                    50,726
    34,288     JDS Uniphase Corp.(a)                                                        445,058
    10,311     Kopin Corp.(a)                                                                43,512
    11,023     Kulicke & Soffa Industries, Inc.(a)                                          146,606
     2,575     KVH Industries, Inc.(a)                                                       33,552
     5,337     Lantronix, Inc.(a)                                                             8,379
    17,296     Lattice Semiconductor Corp.(a)                                                95,301
     9,097     Lexmark International, Inc., Class A(c)                                      323,125
     1,920     Loral Space & Communications, Inc.(a)                                        155,482
     8,678     LRAD Corp.(a)                                                                 16,315
     7,785     LTX-Credence Corp.(a)                                                         62,202
    58,788     Marvell Technology Group Ltd.                                                845,371
    11,678     Mattson Technology, Inc.(a)                                                   31,998
    41,064     Maxim Integrated Products, Inc.                                            1,146,096
     5,193     MaxLinear, Inc., Class A(a)                                                   54,163
     5,283     Mercury Systems, Inc.(a)                                                      57,849
     6,402     Micrel, Inc.                                                                  63,188
    11,105     MICROS Systems, Inc.(a)                                                      637,094
    13,713     Microsemi Corp.(a)                                                           342,139
     7,690     MKS Instruments, Inc.                                                        230,239
     5,018     Monolithic Power Systems, Inc.(a)                                            173,924
     7,932     MoSys, Inc.(a)                                                                43,785
     4,088     Nanometrics, Inc.(a)                                                          77,876
    24,356     NCR Corp.(a)                                                                 829,565
     4,610     NeoPhotonics Corp.(a)                                                         32,547
     5,807     NETGEAR, Inc.(a)                                                             191,283
     4,429     Netlist, Inc.(a)                                                               3,277
     6,199     Novatel Wireless, Inc.(a)                                                     14,692
    15,607     Oclaro, Inc.(a)                                                               38,861

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     7,941     OmniVision Technologies, Inc.(a)                                        $    136,585
    65,989     ON Semiconductor Corp.(a),(b)                                                543,749
     3,237     Oplink Communications, Inc.(a)                                                60,208
     1,750     Optical Cable Corp.                                                            6,527
    13,603     Overland Storage, Inc.(a)                                                     13,195
     2,477     PAR Technology Corp.(a)                                                       13,500
    16,099     Parkervision, Inc.(a),(b)                                                     73,250
     2,315     PC Connection, Inc.                                                           57,528
    20,964     Pendrell Corp.(a)                                                             42,138
     4,359     Performance Technologies, Inc.(a)                                             16,281
     3,697     Pericom Semiconductor Corp.(a)                                                32,755
     9,259     Photronics, Inc.(a)                                                           83,609
     3,290     Pixelworks, Inc.(a)                                                           15,858
     6,383     Plantronics, Inc.                                                            296,490
     6,505     PLX Technology, Inc.(a)                                                       42,803
    30,166     PMC - Sierra, Inc.(a)                                                        193,967
    24,303     Polycom, Inc.(a)                                                             272,923
     4,369     Power Integrations, Inc.                                                     243,878
       401     Preformed Line Products Co.                                                   29,337
     3,534     Procera Networks, Inc.(a)                                                     53,081
     1,702     Pulse Electronics Corp.(a)                                                     4,919
    12,977     QLogic Corp.(a)                                                              153,518
    42,456     Quantum Corp.(a)                                                              50,947
     7,869     QuickLogic Corp.(a)                                                           31,083
     2,149     Qumu Corp.(a)                                                                 27,507
     4,631     Radisys Corp.(a)                                                              10,605
    16,893     Rambus, Inc.(a)                                                              159,977
    40,909     RF Micro Devices, Inc.(a)                                                    211,090
    24,043     Riverbed Technology, Inc.(a)                                                 434,697
     5,897     Rudolph Technologies, Inc.(a)                                                 69,231
     4,114     ScanSource, Inc.(a)                                                          174,557
     4,201     Seachange International, Inc.(a)                                              51,084
    10,098     Semtech Corp.(a),(b)                                                         255,277
    10,189     ShoreTel, Inc.(a)                                                             94,554
     6,824     Sigma Designs, Inc.(a)                                                        32,209
     5,400     Silicon Graphics International Corp.(a)                                       72,414
    12,222     Silicon Image, Inc.(a)                                                        75,165
     5,757     Silicon Laboratories, Inc.(a)                                                249,336
    27,219     Skyworks Solutions, Inc.(a)                                                  777,375
     1,513     Sonic Foundry, Inc.(a)                                                        14,835
    42,059     Sonus Networks, Inc.(a)                                                      132,486
     7,262     Spansion, Inc., Class A(a)                                                   100,869
    36,029     SunEdison, Inc.(a)                                                           470,178
     5,246     Super Micro Computer, Inc.(a)                                                 90,021
     2,902     Superconductor Technologies, Inc.(a)                                           6,239
     1,514     Supertex, Inc.(a)                                                             37,926
     5,081     Synaptics, Inc.(a)                                                           263,247
     3,808     SYNNEX Corp.(a)                                                              256,659
     1,175     Systemax, Inc.(a)                                                             13,219
     5,511     Tech Data Corp.(a)                                                           284,368
    28,109     Teradyne, Inc.(a)                                                            495,281
     7,127     Tessera Technologies, Inc.                                                   140,473
     2,237     Transact Technologies, Inc.                                                   28,030
    23,588     TriQuint Semiconductor, Inc.(a)                                              196,724
     4,606     Ultra Clean Holdings, Inc.(a)                                                 46,198
     4,365     Ultratech, Inc.(a)                                                           126,585
     6,360     USA Technologies, Inc.(a)                                                     11,512
    16,208     VeriFone Systems, Inc.(a)                                                    434,699
     6,179     ViaSat, Inc.(a)                                                              387,114
    10,712     Vitesse Semiconductor Corp.(a)                                                31,279
     3,133     VOXX International Corp.(a)                                                   52,321
     3,886     West Corp.                                                                    99,909
    10,137     Westell Technologies, Inc., Class A(a)                                        41,055
     5,380     Zhone Technologies, Inc.(a)                                                   28,729
                                                                                       ------------
                                                                                         29,524,261
                                                                                       ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  71

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
    11,747     Alliance One International, Inc.(a)                                     $     35,828
     4,655     Schweitzer-Mauduit International, Inc.                                       239,593
    26,933     Star Scientific, Inc.(a),(b)                                                  31,242
     3,009     Universal Corp.                                                              164,292
     9,727     Vector Group Ltd.                                                            159,231
                                                                                       ------------
                                                                                            630,186
                                                                                       ------------
TRAVEL & LEISURE - 4.6%
     3,742     AFC Enterprises, Inc.(a)                                                     144,067
    10,055     Alaska Air Group, Inc.                                                       737,735
     2,065     Allegiant Travel Co.                                                         217,734
     3,100     Ambassadors Group, Inc.                                                       14,415
    27,644     American Airlines Group, Inc.(a)                                             698,011
    15,851     Avis Budget Group, Inc.(a)                                                   640,697
     5,755     Bally Technologies, Inc.(a)                                                  451,480
       235     Biglari Holdings, Inc.(a)                                                    119,060
     3,851     BJ's Restaurants, Inc.(a)                                                    119,612
     6,900     Bloomin' Brands, Inc.(a)                                                     165,669
     3,913     Bob Evans Farms, Inc.                                                        197,959
    12,328     Boyd Gaming Corp.(a)                                                         138,813
     3,485     Bravo Brio Restaurant Group, Inc.(a)                                          56,701
     9,977     Brinker International, Inc.                                                  462,334
     2,791     Buffalo Wild Wings, Inc.(a)                                                  410,835
     9,595     Burger King Worldwide, Inc.                                                  219,342
     3,591     Carmike Cinemas, Inc.(a)                                                      99,973
     4,377     Carrols Restaurant Group, Inc.(a)                                             28,932
     2,570     CEC Entertainment, Inc.                                                      113,800
     5,920     Century Casinos, Inc.(a)                                                      30,843
     7,012     The Cheesecake Factory, Inc.                                                 338,469
     5,569     Choice Hotels International, Inc.                                            273,494
     1,755     Churchill Downs, Inc.                                                        157,336
    14,861     Cinemark Holdings, Inc.                                                      495,317
     3,314     Cosi, Inc.(a)                                                                  5,568
     3,442     Cracker Barrel Old Country Store, Inc.                                       378,861
    14,630     Denny's Corp.(a)                                                             105,190
     2,499     DineEquity, Inc.                                                             208,791
     8,310     Domino's Pizza, Inc.                                                         578,792
     3,295     Dover Downs Gaming & Entertainment, Inc.(a)                                    4,877
     2,127     Dover Motorsports, Inc.                                                        5,339
    15,808     Dunkin' Brands Group, Inc.                                                   761,946
     2,412     Einstein Noah Restaurant Group, Inc.                                          34,974
     3,211     Empire Resorts, Inc.(a)                                                       15,541
     3,165     Entertainment Gaming Asia, Inc.(a)                                             3,735
     1,417     Famous Dave's Of America, Inc.(a)                                             25,931
     3,786     Fiesta Restaurant Group, Inc.(a)                                             197,781
     6,459     Full House Resorts, Inc.(a)                                                   18,085
     1,026     Gaming Partners International Corp.(a)                                         8,403
     7,867     Hawaiian Holdings, Inc.(a)                                                    75,759
    65,310     Hertz Global Holdings, Inc.(a)                                             1,869,172
     9,142     HomeAway, Inc.(a)                                                            373,725
     8,708     Hyatt Hotels Corp., Class A(a)                                               430,698
     3,616     International Speedway Corp., Class A                                        128,332
     5,942     Interval Leisure Group, Inc.                                                 183,608
     6,156     Isle of Capri Casinos, Inc.(a)                                                55,404
     6,366     Jack in the Box, Inc.(a)                                                     318,427
     2,956     Jamba, Inc.(a)                                                                36,743
    31,017     JetBlue Airways Corp.(a)                                                     265,195
    10,105     Krispy Kreme Doughnuts, Inc.(a)                                              194,925
    56,264     Las Vegas Sands Corp.                                                      4,437,542
     5,616     Life Time Fitness, Inc.(a)                                                   263,952
     4,115     Luby's, Inc.(a)                                                               31,768
     9,066     Madison Square Garden Co., Class A(a)                                        522,020
     3,675     Marcus Corp.                                                                  49,392

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

---------------------------------------------------------------------------------------------------
SHARES
HELD           INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
     4,965     Marriott Vacations Worldwide Corp.(a)                                   $    261,953
    48,925     MGM Resorts International(a)                                               1,150,716
     2,415     Monarch Casino & Resort, Inc.(a)                                              48,493
     6,849     Morgans Hotel Group Co.(a)                                                    55,682
     5,643     MTR Gaming Group, Inc.(a)                                                     29,118
     4,132     Multimedia Games Holding Co., Inc.(a)                                        129,580
    10,419     Norwegian Cruise Line Holdings Ltd.(a)                                       369,562
     6,947     Orbitz Worldwide, Inc.(a)                                                     49,880
    14,206     Orient-Express Hotels Ltd., Class A(a)                                       214,653
     4,045     Panera Bread Co., Class A(a)                                                 714,711
     4,900     Papa John's International, Inc.                                              222,460
    11,340     Penn National Gaming, Inc.(a)                                                162,502
     8,495     Pinnacle Entertainment, Inc.(a)                                              220,785
     8,491     Premier Exhibitions, Inc.(a)                                                   9,850
     4,754     Reading International, Inc., Class A(a)                                       35,607
     4,939     Red Lion Hotels Corp.(a)                                                      29,881
     1,996     Red Robin Gourmet Burgers, Inc.(a)                                           146,786
    12,195     Regal Entertainment Group, Class A                                           237,193
     6,912     Republic Airways Holdings, Inc.(a)                                            73,889
     1,858     Rick's Cabaret International, Inc.(a)                                         21,516
    23,253     Royal Caribbean Cruises Ltd.                                               1,102,657
     8,805     Ruby Tuesday, Inc.(a)                                                         61,019
     5,745     Ruth's Hospitality Group, Inc.                                                81,636
     7,741     Ryman Hospitality Properties                                                 323,419
     7,568     Scientific Games Corp., Class A(a)                                           128,126
     4,082     SeaWorld Entertainment, Inc.                                                 117,439
    13,808     Six Flags Entertainment Corp.                                                508,411
     6,187     SkyWest, Inc.                                                                 91,753
     8,196     Sonic Corp.(a)                                                               165,477
     1,363     Speedway Motorsports, Inc.                                                    27,056
    10,565     Spirit Airlines, Inc.(a)                                                     479,757
     1,965     Steiner Leisure Ltd.(a)                                                       96,658
     8,734     Texas Roadhouse, Inc.                                                        242,805
     3,915     Town Sports International Holdings, Inc.                                      57,785
     2,057     Travelzoo, Inc.(a)                                                            43,855
    52,616     United Continental Holdings, Inc.(a)                                       1,990,463
     5,252     Vail Resorts, Inc.                                                           395,108
    41,020     The Wendy's Co.                                                              357,694
     4,364     World Wrestling Entertainment, Inc.                                           72,355
                                                                                       ------------
                                                                                         28,451,394
                                                                                       ------------
               Total Common Stocks - 95.6%                                              589,198,145
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
---------------------------------------------------------------------------------------------------
OTHER INTERESTS(e)

FIXED LINE TELECOMMUNICATIONS - 0.0%
      $ 29     Primus Telecommunications Group, Inc.                                              1
                                                                                       ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
         3     Merck KGaA                                                                         -
                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.0%
         4     AmeriVest Properties, Inc.(a)                                                      -
                                                                                       ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  73

================================================================================

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)          INDUSTRY/ISSUE                                                                 VALUE
---------------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
      $  4     Gerber Scientific, Inc.                                                 $          -
                                                                                       ------------
TRAVEL & LEISURE - 0.0%
        13     FRD Acquisition Co.                                                                -
                                                                                       ------------
               Total Other Interests - 0.0%                                                       1
                                                                                       ------------

---------------------------------------------------------------------------------------------------
SHARES
---------------------------------------------------------------------------------------------------
WARRANTS(f)

AUTOMOBILES & PARTS - 0.0%
       249     Federal-Mogul Corp., Class A, (Issued 12/27/07, 1 Share
                  for 1 Warrant, Expires 12/27/14, Strike Price 45.82)                            3
                                                                                       ------------
OIL & GAS PRODUCERS - 0.0%
     2,485     Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share
                  for 10 Warrants, Expires 4/15/16, Strike Price 8.50)                            -
                                                                                       ------------
               Total Warrants - 0.0%                                                              3
                                                                                       ------------
               Total Long-Term Investments (cost: $352,860,145) - 95.6%                 589,198,149
                                                                                       ------------
SHORT-TERM SECURITIES
24,257,699     BlackRock Liquidity Funds, TempCash, Institutional
                  Class, 0.15%(d),(g)                                                    24,257,699
                                                                                       ------------
                                                                                         28,451,394
                                                                                       ------------

---------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
---------------------------------------------------------------------------------------------------
  $ 20,519     BlackRock Liquidity Series, LLC, Money Market
                  Series, 0.19%(d),(g),(h)                                             $ 20,519,002
                                                                                       ------------
               Total Short-Term Securities (cost: $44,776,701) - 7.3%                    44,776,701
                                                                                       ------------
               TOTAL INVESTMENTS (cost: $397,636,846*) - 102.9%                         633,974,850
                                                                                       ------------
               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%                           (18,107,566)
                                                                                       ------------

               NET ASSETS - 100.0%                                                     $615,867,284
                                                                                       ============

* As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                                               $400,581,922
                                                                                       ============
Gross unrealized appreciation                                                          $250,185,304
Gross unrealized depreciation                                                           (16,792,376)
                                                                                       ------------
Net unrealized appreciation                                                            $233,392,928
                                                                                       ============

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c) All or a portion of security has been pledged in connection with outstanding financial futures contracts.

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(d) Investments in issuers considered to be an affiliate of the Series during the year ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

                                 SHARES/                                           SHARES/
                              BENEFICIAL       SHARES/                          BENEFICIAL
                        INTEREST HELD AT    BENEFICIAL          SHARES/   INTEREST HELD AT       VALUE AT
                            DECEMBER 31,      INTEREST       BENEFICIAL       DECEMBER 31,   DECEMBER 31,
AFFILIATE                           2012     PURCHASED(1) INTEREST SOLD               2013           2013    INCOME
-------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity
  Funds, TempCash
  Institutional Class         11,170,008     13,087,691               -         24,257,699    $24,257,699  $ 17,290
BlackRock Liquidity
  Series, LLC, Money
  Market Series              $14,273,670    $ 6,245,332               -        $20,519,002    $20,519,002  $366,641
PennyMac Mortgage
  Investment Trust                 5,478              -               -              5,478    $   125,775  $ 12,490
-------------------------------------------------------------------------------------------------------------------

    (1)  Represents net shares/beneficial interest purchased.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g) Represents the current yield as of report date.

(h) Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o Financial futures contracts outstanding as of December 31, 2013 were as follows:

CONTRACTS                                             NOTIONAL    UNREALIZED
PURCHASED      ISSUE      EXCHANGE   EXPIRATION          VALUE  APPRECIATION
----------------------------------------------------------------------------
      119    Russell          ICE
                2000      Futures
                Mini           US         March
               Index      Indices          2014    $13,820,660      $576,843

       92        S&P
              MidCap
                 400      Chicago         March
              E-Mini   Mercantile          2014    $12,322,480       310,364
                                                                    --------
TOTAL                                                               $887,207
                                                                    ========

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

    o Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

    o Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  75

================================================================================

        prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

                                                LEVEL 1           LEVEL 2         LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------
ASSETS:

Investments:

  Common Stocks:
    Aerospace & Defense                       $10,049,931       $         -        $  -       $ 10,049,931
    Alternative Energy                            704,156                 -           -            704,156
    Automobiles & Parts                        11,628,053                 -           -         11,628,053
    Banks                                      32,064,639                 -           -         32,064,639
    Beverages                                     463,971                 -           -            463,971
    Chemicals                                  15,320,752                 -           -         15,320,752
    Construction & Materials                   15,596,102                 -           -         15,596,102
    Electricity                                 8,175,727                 -           -          8,175,727
    Electronic & Electrical Equipment          17,164,631                 -           -         17,164,631
    Financial Services                         20,537,113                 -           -         20,537,113
    Fixed Line Telecommunications               2,264,335                 -           -          2,264,335
    Food & Drug Retailers                       5,208,428                 -           -          5,208,428
    Food Producers                             11,763,518                 -           -         11,763,518
    Forestry & Paper                            1,664,059                 -           -          1,664,059
    Gas, Water & Multi-Utilities                8,029,139                 -           -          8,029,139
    General Industrials                         7,804,355                 -           -          7,804,355
    General Retailers                          30,417,664                 -           -         30,417,664
    Health Care Equipment & Services           30,409,132                 -           -         30,409,132
    Household Goods & Home Construction        11,610,567                 -           -         11,610,567
    Industrial Engineering                     18,585,862                 -           -         18,585,862
    Industrial Metals & Mining                  3,994,307                 -           -          3,994,307
    Industrial Transportation                   8,697,366                 -           -          8,697,366
    Leisure Goods                               5,330,457                 -           -          5,330,457
    Life Insurance                              3,134,109                 -           -          3,134,109
    Media                                      25,794,922                 -           -         25,794,922
    Mining                                      3,057,901                 -           -          3,057,901
    Mobile Telecommunications                   5,313,653                 -           -          5,313,653
    Nonlife Insurance                          20,815,641                 -           -         20,815,641
    Oil & Gas Producers                        20,056,502                 -           -         20,056,502
    Oil Equipment, Services & Distribution     15,583,167                 -           -         15,583,167
    Personal Goods                              9,473,197                 -           -          9,473,197
    Pharmaceuticals & Biotechnology            29,672,088                 -         241         29,672,329
    Real Estate Investment & Services           6,116,853                 -           -          6,116,853
    Real Estate Investment Trusts (REITs)      46,090,286                 -           -         46,090,286
    Software & Computer Services               36,568,996                 -           -         36,568,996
    Support Services                           31,430,484                 -           -         31,430,484
    Technology Hardware & Equipment            29,524,261                 -           -         29,524,261
    Tobacco                                       630,186                 -           -            630,186
    Travel & Leisure                           28,451,394                 -           -         28,451,394
  Other Interests:
    Fixed Line Telecommunications                       -                 -           1                  1
  Warrants:
    Automobiles & Parts                                 3                 -           -                  3
    Short-Term Investment Fund                 24,257,699        20,519,002           -         44,776,701
----------------------------------------------------------------------------------------------------------
TOTAL                                        $613,455,606       $20,519,002        $242       $633,974,850
==========================================================================================================

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  77

================================================================================

                                  DERIVATIVE FINANCIAL INSTRUMENTS(1)
----------------------------------------------------------------------------------------------------------
                                                LEVEL 1           LEVEL 2         LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------
ASSETS:
Equity contracts                               $887,207              -                -           $887,207
==========================================================================================================

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Series' assets and/or liabilities approximates fair value for financial statement purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

----------------------------------------------------------------------------------------------------------
                                                LEVEL 1           LEVEL 2         LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------
ASSETS:
  Cash pledged for financial
    futures contracts                          $800,000                    -          -       $    800,000

LIABILITIES:
  Collateral on securities
    loaned at value                                   -         $(20,519,002)         -        (20,519,002)
----------------------------------------------------------------------------------------------------------
TOTAL                                          $800,000         $(20,519,002)         -       $(19,719,002)
==========================================================================================================

There were no transfers between levels during the year ended December 31, 2013

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

--------------------------------------------------------------------------------

ASSETS
  Investments at value - unaffiliated (including securities
    loaned at value of $20,055,074) (cost - $352,752,053)                  $589,072,374
  Investments at value - affiliated (cost - $44,884,793)                     44,902,476
  Cash pledged for financial futures contracts                                  800,000
  Contributions receivable from investors                                       858,740
  Dividends receivable - unaffiliated                                           653,981
  Variation margin receivable on financial futures contracts                     85,192
  Other income receivable - affiliated                                           58,881
  Securities lending income receivable - affiliated                              41,231
  Prepaid expenses                                                                4,043
                                                                           ------------
       Total assets                                                         636,476,918
                                                                           ------------
LIABILITIES
  Collateral on securities loaned at value                                   20,519,002
  Directors' fees payable                                                         4,319
  Investment advisory fees payable                                                3,683
  Other affiliates payable                                                        1,325
  Other accrued expenses payable                                                 81,305
                                                                           ------------
       Total liabilities                                                     20,609,634
                                                                           ------------
NET ASSETS                                                                 $615,867,284
                                                                           ============
NET ASSETS CONSIST OF
  Investors' capital                                                       $378,642,073
  Net unrealized appreciation/depreciation                                  237,225,211
                                                                           ------------
  Net assets                                                               $615,867,284
                                                                           ============

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  79

================================================================================

STATEMENT OF OPERATIONS

Year ended December 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends - unaffiliated                                                 $  6,558,634
  Foreign taxes withheld                                                         (7,525)
  Securities lending - affiliated - net                                         366,641
  Dividends - affiliated                                                         29,780
  Other income - affiliated                                                      58,881
                                                                           ------------
       Total income                                                           7,006,411
                                                                           ------------
EXPENSES
  Investment advisory                                                            50,536
  Accounting services                                                            95,462
  Professional                                                                   78,524
  Custodian                                                                      24,687
  Printing                                                                       21,632
  Directors                                                                      20,456
  Miscellaneous                                                                  50,257
                                                                           ------------
       Total expenses                                                           341,554
  Less fees waived by Manager                                                   (15,220)
                                                                           ------------
       Total expenses after fees waived                                         326,334
                                                                           ------------
NET INVESTMENT INCOME                                                         6,680,077
                                                                           ------------
REALIZED AND UNREALIZED GAIN
  Net realized gain from:
    Investments                                                              20,605,385
    Financial futures contracts                                               5,159,938
                                                                           ------------
                                                                             25,765,323
                                                                           ------------
  Net change in unrealized appreciation/depreciation on:
    Investments                                                             126,323,267
    Financial futures contracts                                                 722,380
                                                                           ------------
                                                                            127,045,647
                                                                           ------------
       Total realized and unrealized gain                                   152,810,970
                                                                           ------------
  Net increase in net assets resulting from operations                     $159,491,047
                                                                           ============

See notes to financial statements.

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:                                 2013            2012
---------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                   $   6,680,077   $   7,371,799
  Net realized gain                                          25,765,323         271,624
  Net change in unrealized appreciation/depreciation        127,045,647      66,917,117
                                                          -----------------------------
  Net increase in net assets resulting from operations      159,491,047      74,560,540
                                                          -----------------------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                               142,916,608      68,284,242
  Value of withdrawals                                      (84,844,928)   (184,292,124)
                                                          -----------------------------
  Net increase (decrease) in net assets derived from
    capital transactions                                     58,071,680    (116,007,882)
                                                          -----------------------------
NET ASSETS
  Total increase (decrease) in net assets                   217,562,727     (41,447,342)
  Beginning of year                                         398,304,557     439,751,899
                                                          -----------------------------
  End of year                                             $ 615,867,284   $ 398,304,557
                                                          =============================

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  81

================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------
                                              2013        2012         2011         2010         2009
                                         ------------------------------------------------------------
TOTAL INVESTMENT RETURN:
Total investment return                      37.98%      18.04%       (3.55)%      28.65%       37.08%
                                          -----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Total expenses                                0.07%       0.10%        0.08%        0.08%        0.11%
                                          -----------------------------------------------------------
Total expenses after fees waived
  and/or reimbursed                           0.06%       0.09%        0.08%        0.08%        0.10%
                                          -----------------------------------------------------------
Net investment income                         1.32%       1.83%        1.29%        1.30%        1.26%
                                          -----------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of year (000)             $615,867    $398,305     $439,752     $437,426     $286,216
                                          ===========================================================

Portfolio turnover                              18%         12%          12%          15%          20%
                                          -----------------------------------------------------------

See notes to financial statements.

================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

--------------------------------------------------------------------------------

(1) ORGANIZATION

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests in the Master LLC, subject to certain limitations.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the
Series:

VALUATION -- US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  83

================================================================================

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.

The Series values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund's net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee or its delegate, in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset;
(iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

SEGREGATION AND COLLATERALIZATION -- In cases where the Series enters into certain investments (e.g., financial futures contracts) that would be "senior securities" for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series' future obligations under such investments. Doing so allows the investment to be excluded from treatment as a "senior security." Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  85

================================================================================

Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series' facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

OTHER -- Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

(3) SECURITIES AND OTHER INVESTMENTS

SECURITIES LENDING -- The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Series should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC ("BIM"), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements ("MSLA") which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  87

================================================================================

against such a right of offset in the event of a MSLA counterparty's bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Series' securities lending agreements by counterparty which are subject to offset under a MSLA as of December 31, 2013:

                                                SECURITIES
                                                 LOANED AT       CASH COLLATERAL        NET
COUNTERPARTY                                       VALUE           RECEIVED(1)        AMOUNT
---------------------------------------------------------------------------------------------
Barclays Capital, Inc.                          $ 1,194,113       $ (1,194,113)          -
BNP Paribas S.A.                                    844,880           (844,880)          -
Citigroup Global Markets, Inc.                    1,937,926         (1,937,926)          -
Credit Suisse Securities (USA) LLC                1,309,473         (1,309,473)          -
Deutsche Bank Securities, Inc.                      195,271           (195,271)          -
Goldman Sachs & Co                                7,290,008         (7,290,008)          -
JP Morgan Securities LLC                          1,230,213         (1,230,213)          -
Merrill Lynch, Pierce, Fenner & Smith Inc.        1,136,176         (1,136,176)          -
Morgan Stanley                                    4,821,643         (4,821,643)          -
UBS Securities LLC                                   95,371            (95,371)          -
                                                ---------------------------------------------
TOTAL                                           $20,055,074       $(20,055,074)          -
                                                =============================================

(1) Collateral with a value of $20,519,002 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Series benefits from a borrower default indemnity provided by BlackRock, Inc. ("BlackRock"). BlackRock's indemnity allows for full replacement of the securities lent. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2013, any securities on loan were collateralized by cash.

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(4) DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over the counter.

FINANCIAL FUTURES CONTRACTS -- The Series purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract's size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is recorded in the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation or depreciation, and if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  89

================================================================================

The following is a summary of the Series' derivative financial instruments categorized by risk exposure:

FAIR VALUES OF DERIVATIVE FINANCIAL INSTRUMENTS AS OF DECEMBER 31, 2013

                                                    DERIVATIVE ASSETS
                               --------------------------------------------------------
                               STATEMENT OF ASSETS
                               AND LIABILITIES LOCATION                          VALUE
                               --------------------------------------------------------
Equity contracts               Net unrealized appreciation(1)                  $887,207
---------------------------------------------------------------------------------------

(1) Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

       THE EFFECT OF DERIVATIVE FINANCIAL INSTRUMENTS IN THE STATEMENT OF
                     OPERATIONS YEAR ENDED DECEMBER 31, 2013

                               Net Realized Gain From
Equity contracts               Financial futures contracts                   $5,159,938
---------------------------------------------------------------------------------------
                               Net Change in Unrealized
                               Appreciation/Depreciation on
Equity contracts               Financial futures contracts                   $  722,380
---------------------------------------------------------------------------------------

For the year ended December 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

FINANCIAL FUTURES CONTRACTS:
 Average number of contracts purchased                                              188
---------------------------------------------------------------------------------------
 Average number of contracts sold                                                     1
---------------------------------------------------------------------------------------
 Average notional value of contracts purchased                              $21,294,153
---------------------------------------------------------------------------------------
 Average notional value of contracts sold                                   $    57,550
---------------------------------------------------------------------------------------

COUNTERPARTY CREDIT RISK -- A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such

================================================================================

90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker's customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker's customers, potentially resulting in losses to the Series.

(5) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series' average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series' investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2013, the Series reimbursed the Manager $4,475 for certain accounting services, which is included in accounting services in the Statement of Operations. The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series' business. The expense limitation as a percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2014 unless approved by the Board, including a majority of the Independent Trustees. There were no fees waived and/or reimbursed by the Manager for the year ended December 31, 2013.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays

================================================================================

92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

a fee to BIM equal to 35% of such income. The Series benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Series is shown as securities lending -- affiliated -- net in the Statement of Operations. For the year ended December 31, 2013, BIM received $197,364 in securities lending agent fees related to securities lending activities for the Series.

The Series recorded a payment from an affiliate to compensate for foregone securities lending revenue which is shown as Other income -- affiliated in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $3,771,180 and $19,630,521, respectively.

(6) PURCHASES AND SALES

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2013, were $142,573,257 and $86,024,108, respectively.

(7) BANK BORROWINGS

The Series, along with certain other funds managed by the Manager and its affiliates ("Participating Funds"), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $500 million, subject to asset

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  93

================================================================================

coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Series did not borrow under the credit agreement during the year ended December 31, 2013.

(8) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2013, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions

================================================================================

94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

(9) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  95

================================================================================

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                                                          BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                      ("RICS") CONSISTING
                                                                  PRINCIPAL              OF INVESTMENT
                      POSITION(S)         LENGTH OF             OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND      HELD WITH         TIME SERVED             DURING PAST             ("PORTFOLIOS")        PUBLIC
YEAR OF BIRTH         MASTER LLC       AS A DIRECTOR(2)           FIVE YEARS                OVERSEEN        DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS(1)

Ronald W. Forbes      Co-Chairman of   Since 2007         Professor Emeritus             33 RICs            None
55 East 52nd Street   the Board and                       of Finance, School             consisting of
New York, NY 10055    Director                            of Business, State             107 Portfolios
1940                                                      University of New York
                                                          at Albany since 2000.

Rodney D. Johnson     Co-Chairman of   Since 2007         President, Fairmount           33 RICs            None
55 East 52nd Street   the Board and                       Capital Advisors, Inc.         consisting of
New York, NY 10055    Director                            from 1987 to 2013;             107 Portfolios
1941                                                      Member of the
                                                          Archdiocesan
                                                          Investment Committee
                                                          of the Archdiocese of
                                                          Philadelphia from 2004
                                                          to 2012; Director, The
                                                          Committee of Seventy
                                                          (civic) from 2006 to
                                                          2012; Director, Fox
                                                          Chase Cancer Center
                                                          from 2004 to 2011.

David O. Beim         Director       Since 2007           Professor of                   33 RICs            None
55 East 52nd Street                                       Professional Practice          consisting of
New York, NY 10055                                        at the Columbia                107 Portfolios
1940                                                      University Graduate
                                                          School of Business
                                                          since 1991; Trustee,
                                                          Phillips Exeter Academy
                                                          from 2002 to 2012;
                                                          Chairman, Wave Hill, Inc.
                                                          (public garden and
                                                          cultural center) from
                                                          1990 to 2006.

================================================================================

96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                           NUMBER OF
                                                                                          BLACKROCK -
                                                                                      ADVISED REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                     ("RICS") CONSISTING
                                                                  PRINCIPAL              OF INVESTMENT
                      POSITION(S)         LENGTH OF             OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND      HELD WITH         TIME SERVED             DURING PAST             ("PORTFOLIOS")         PUBLIC
YEAR OF BIRTH         MASTER LLC       AS A DIRECTOR(2)           FIVE YEARS                OVERSEEN        DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------------------
Dr. Matina S. Horner  Director         Since 2007         Executive Vice                 33 RICs            NSTAR (electric
55 East 52nd Street                                       President, Teachers            consisting of      and gas utility)
New York, NY 10055                                        Insurance and Annuity          107 Portfolios
1939                                                      Association and
                                                          College Retirement
                                                          Equities Fund from
                                                          1989 to 2003.

Herbert I. London     Director         Since 2007         President, London              33 RICs
55 East 52nd Street                                       Center for Policy              consisting of
New York, NY 10055                                        Research since 2012;           107 Portfolios
1939                                                      Professor Emeritus,
                                                          New York University
                                                          since 2005; John M. Olin
                                                          Professor of Humanities,
                                                          New York University
                                                          from 1993 to 2005 and
                                                          Professor thereof from
                                                          1980 to 2005; President
                                                          Emeritus, Hudson
                                                          Institute (policy research
                                                          organization) from 2011
                                                          to 2012, President thereof
                                                          from 1997 to 2011 and
                                                          Trustee from 1980 to 2012;
                                                          Chairman of the Board
                                                          of Trustees for Grantham
                                                          University since 2006;
                                                          Director, InnoCentive,
                                                          Inc. (global internet
                                                          service) since 2005;
                                                          Director, Cerego, LLC
                                                          (educational software)
                                                          since 2005; Director,
                                                          Cybersettle (online
                                                          adjudication) since 2009;
                                                          Director AIMS Worldwide,
                                                          Inc. (marketing) from
                                                          2007 to 2012.

================================================================================

                                      OFFICERS' AND DIRECTORS' INFORMATION |  97

================================================================================

                                                                                           NUMBER OF
                                                                                          BLACKROCK -
                                                                                      ADVISED REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                     ("RICS") CONSISTING
                                                                  PRINCIPAL              OF INVESTMENT
                      POSITION(S)         LENGTH OF             OCCUPATION(S)             PORTFOLIOS
NAME, ADDRESS AND      HELD WITH         TIME SERVED             DURING PAST            ("PORTFOLIOS")          PUBLIC
YEAR OF BIRTH         MASTER LLC       AS A DIRECTOR(2)           FIVE YEARS               OVERSEEN         DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Ian A. MacKinnon      Director         Since 2012         Director, Kennett           33 RICs            None
55 East 52nd Street                                       Capital, Inc.               consisting of
New York, NY 10055                                        (investments)               107 Portfolios
1948                                                      since 2006; Director,
                                                          Free Library of
                                                          Philadelphia from
                                                          1998 to 2008.

Cynthia A.            Director         Since 2007         Professor,                  33 RICs            Newell
Montgomery                                                Harvard Business            consisting of      Rubbermaid, Inc.
55 East 52nd Street                                       School since 1989;          107 Portfolios     (manufacturing)
New York, NY 10055                                        Director, McLean
1952                                                      Hospital from 2005
                                                          to 2012; Director,
                                                          Harvard Business
                                                          School Publishing
                                                          from 2005 to 2010.

Joseph P. Platt       Director         Since 2007         Director, Jones and         33 RICs            Greenlight
55 East 52nd Street                                       Brown (Canadian             consisting of      Capital Re, Ltd.
New York, NY 10055                                        insurance broker)           107 Portfolios     (reinsurance
1947                                                      since 1998; General                            company)
                                                          Partner, Thorn
                                                          Partners, LP (private
                                                          investment) since
                                                          1998; Director, WQED
                                                          Multi-Media (public
                                                          broadcasting not-
                                                          for-profit) since 2001;
                                                          Director, The West Penn
                                                          Allegheny Health
                                                          System (a not-for-
                                                          profit health system)
                                                          from 2008 to 2013;
                                                          Partner, Amarna
                                                          Corporation, LLC
                                                          (private investment
                                                          company) from
                                                          2002 to 2008.

================================================================================

98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                          NUMBER OF
                                                                                         BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                      ("RICS") CONSISTING
                                                                  PRINCIPAL               OF INVESTMENT
                      POSITION(S)         LENGTH OF             OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND      HELD WITH         TIME SERVED             DURING PAST             ("PORTFOLIOS")         PUBLIC
YEAR OF BIRTH         MASTER LLC       AS A DIRECTOR(2)           FIVE YEARS                OVERSEEN        DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.   Director         Since 2007         Partner, Lewis, Eckert,        33 RICs            None
55 East 52nd Street                                       Robb and Company               consisting of
New York, NY 10055                                        (management and                107 Portfolios
1945                                                      financial consulting
                                                          firm) since 1981.

Toby Rosenblatt       Director         Since 2007         President, Founders            33 RICs            None
55 East 52nd Street                                       Investments Ltd.               consisting of
New York, NY 10055                                        (private investments)          107 Portfolios
1938                                                      since 1999; Director,
                                                          Forward Management,
                                                          LLC since 2007;
                                                          Director, College
                                                          Access Foundation of
                                                          California (philanthropic
                                                          foundation) since 2009;
                                                          Director, A.P. Pharma,
                                                          Inc. (specialty
                                                          pharmaceuticals)
                                                          from 1983 to 2011;
                                                          Director, The James
                                                          Irvine Foundation
                                                          (philanthropic
                                                          foundation) from
                                                          1998 to 2008.

================================================================================

                                      OFFICERS' AND DIRECTORS' INFORMATION |  99

================================================================================

                                                                                          NUMBER OF
                                                                                         BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                      ("RICS") CONSISTING
                                                                  PRINCIPAL               OF INVESTMENT
                      POSITION(S)         LENGTH OF             OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND      HELD WITH         TIME SERVED             DURING PAST             ("PORTFOLIOS")         PUBLIC
YEAR OF BIRTH         MASTER LLC       AS A DIRECTOR(2)           FIVE YEARS                OVERSEEN        DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish      Director         Since 2007         Managing Partner,              33 RICs            None
55 East 52nd Street                                       Urish Popeck & Co.,            consisting of
New York, NY 10055                                        LLC (certified public          107 Portfolios
1951                                                      accountants and
                                                          consultants) since
                                                          1976; Immediate
                                                          past-Chairman of
                                                          the Professional
                                                          Ethics Committee
                                                          of the Pennsylvania
                                                          Institute of Certified
                                                          Public Accountants
                                                          and Committee
                                                          Member thereof
                                                          since 2007; Member
                                                          of External
                                                          Advisory Board,
                                                          The Pennsylvania
                                                          State University
                                                          Accounting
                                                          Department since
                                                          2001; Principal, UP
                                                          Strategic Wealth
                                                          Investment Advisors,
                                                          LLC since 2013;
                                                          Trustee, The Holy
                                                          Family Institute
                                                          from 2001 to 2010;
                                                          President and Trustee,
                                                          Pittsburgh Catholic
                                                          Publishing Associates
                                                          from 2003 to 2008;
                                                          Director, Inter-Tel
                                                          from 2006 to 2007.

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                          NUMBER OF
                                                                                         BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                      ("RICS") CONSISTING
                                                                  PRINCIPAL               OF INVESTMENT
                      POSITION(S)         LENGTH OF             OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND      HELD WITH         TIME SERVED             DURING PAST             ("PORTFOLIOS")         PUBLIC
YEAR OF BIRTH         MASTER LLC       AS A DIRECTOR(2)           FIVE YEARS                OVERSEEN        DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter   Director         Since 2007         Director, Alkon               33 RICs             None
55 East 52nd Street                                       Corporation                   consisting of
New York, NY 10055                                        (pneumatics)                  107 Portfolios
1945                                                      since 1992; Professor
                                                          and Dean Emeritus of
                                                          the Joseph M. Katz
                                                          School of Business,
                                                          University of
                                                          Pittsburgh from
                                                          2005 to 2013 and
                                                          Dean thereof from
                                                          1997 to 2005; Director,
                                                          Tippman Sports
                                                          (recreation) from
                                                          2005 to 2013; Director,
                                                          Indotronix International
                                                          (IT services) from
                                                          2004 to 2008.

(1) Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

(2) Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Master LLC's board in 2007, those Directors first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph
    P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth
    L. Urish, 1999; and Frederick W. Winter, 1999.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  101

================================================================================

                                                                                          NUMBER OF
                                                                                         BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                      ("RICS") CONSISTING
                                                                  PRINCIPAL               OF INVESTMENT
                      POSITION(S)         LENGTH OF             OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND      HELD WITH         TIME SERVED             DURING PAST             ("PORTFOLIOS")         PUBLIC
YEAR OF BIRTH         MASTER LLC       AS A DIRECTOR(2)           FIVE YEARS                OVERSEEN        DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(3)

Paul L. Audet         Director         Since 2011         Senior Managing               144 RICs            None
55 East 52nd Street                                       Director of BlackRock         consisting of
New York, NY 10055                                        and Head of                   278 Portfolios
1953                                                      U.S. Mutual Funds
                                                          since 2011; Chair
                                                          of the U.S. Mutual
                                                          Funds Committee
                                                          reporting to the Global
                                                          Executive Committee
                                                          since 2011; Head of
                                                          BlackRock's Real Estate
                                                          business from 2008 to
                                                          2011; Member of BlackRock's
                                                          Global Operating and
                                                          Corporate Risk
                                                          Management Committees
                                                          and of the BlackRock
                                                          Alternative Investors
                                                          Executive Committee
                                                          and Investment
                                                          Committee for the
                                                          Private Equity Fund
                                                          of Funds business
                                                          since 2008; Head of
                                                          BlackRock's Global
                                                          Cash Management
                                                          business from 2005
                                                          to 2010; Acting Chief
                                                          Financial Officer of
                                                          BlackRock from 2007
                                                          to 2008; Chief Financial
                                                          Officer of BlackRock
                                                          from 1998 to 2005.

================================================================================

102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                                                                                          NUMBER OF
                                                                                         BLACKROCK -
                                                                                       ADVISED REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                      ("RICS") CONSISTING
                                                                  PRINCIPAL               OF INVESTMENT
                      POSITION(S)         LENGTH OF             OCCUPATION(S)              PORTFOLIOS
NAME, ADDRESS AND      HELD WITH         TIME SERVED             DURING PAST             ("PORTFOLIOS")         PUBLIC
YEAR OF BIRTH         MASTER LLC       AS A DIRECTOR(2)           FIVE YEARS                OVERSEEN        DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------
Henry Gabbay          Director         Since 2007         Consultant, BlackRock,        144 RICs            None
55 East 52nd Street                                       from 2007 to 2008;            consisting of
New York, NY 10055                                        Managing Director,            278 Portfolios
1947                                                      BlackRock, from
                                                          1989 to 2007; Chief
                                                          Administrative Officer,
                                                          BlackRock Advisors,
                                                          LLC from 1998 to 2007;
                                                          President of BlackRock
                                                          Funds and BlackRock
                                                          Allocation Target
                                                          Shares (formerly
                                                          BlackRock Bond
                                                          Allocation Target
                                                          Shares) from 2005 to
                                                          2007 and Treasurer of
                                                          certain closed-end
                                                          funds in the BlackRock
                                                          fund complex from
                                                          1989 to 2006.

(3) Mr. Audet is an "interested person", as defined in the 1940 Act, of the Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an "interested person" of the Master LLC based on his former positions with BlackRock and affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  103

================================================================================

                         POSITION(S)
NAME, ADDRESS AND      HELD WITH THE     LENGTH OF                     PRINCIPAL OCCUPATION(S)
YEAR OF BIRTH            MASTER LLC     TIME SERVED                    DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
MASTER LLC OFFICERS(1)

John M. Perlowski     President and     Since 2010    Managing Director of BlackRock, since 2009;
55 East 52nd Street   Chief Executive                 Global Head of BlackRock Fund Services since 2009;
New York, NY 10055    Officer                         Managing Director and Chief Operating Officer of the
1964                                                  Global Product Group at Goldman Sachs Asset Management,
                                                      L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual
                                                      Funds from 2003 to 2009 and Senior Vice President thereof
                                                      from 2007 to 2009; Director of Goldman Sachs Offshore
                                                      Funds from 2002 to 2009; Director of Family Resource
                                                      Network (charitable foundation) since 2009.

Brendan Kyne          Vice President    Since 2009    Managing Director of BlackRock since 2010; Director
55 East 52nd Street                                   of BlackRock from 2008 to 2009; Head of Product
New York, NY 10055                                    Development and Management for BlackRock's U.S. Retail
1977                                                  Group since 2009 and Co-head thereof from 2007 to 2009;
                                                      Vice President of BlackRock from 2005 to 2008.

Neal Andrews          Chief             Since 2007    Managing Director of BlackRock since 2006; Senior Vice
55 East 52nd Street   Financial                       President and Line of Business Head of Fund Accounting
New York, NY 10055    Officer                         and Administration at PNC Global Investment Servicing
1966                                                  (U.S.) Inc. from 1992 to 2006.

Jay Fife              Treasurer         Since 2007    Managing Director of BlackRock since 2007; Director of
55 East 52nd Street                                   BlackRock in 2006; Assistant Treasurer of the MLIM and
New York, NY 10055                                    Fund Asset Management, L.P. advised funds from 2005 to
1970                                                  2006; Director of MLIM Fund Services Group from 2001 to
                                                      2006.

Brian Kindelan        Chief             Since 2007    Chief Compliance Officer of the BlackRock-advised funds
55 East 52nd Street   Compliance                      since 2007; Managing Director and Senior Counsel of
New York, NY 10055    Officer and                     BlackRock since 2005.
1959                  Anti-Money
                      Laundering
                      Officer

Benjamin Archibald    Secretary         Since 2012    Managing Director of BlackRock since 2014; Director of
55 East 52nd Street                                   BlackRock, Inc. from 2010 to 2013; Assistant Secretary of
New York, NY 10055                                    the BlackRock-advised funds from 2010 to 2012; General
1975                                                  Counsel and Chief Operating Officer of Uhuru Capital
                                                      Management from 2009 to 2010; Executive Director and
                                                      Counsel of Goldman Sachs Asset Management from 2005
                                                      to 2009.

(1) Officers of the Master LLC serve at the pleasure of the Board.

================================================================================

104  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

ADDITIONAL INFORMATION

INVESTMENT ADVISOR
BlackRock Advisors, LLC
Wilmington, DE 19809

SUB-ADVISOR
BlackRock Investment Management, LLC
Princeton, NJ 08540

CUSTODIAN
JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

ACCOUNTING AGENT
State Street Bank and Trust Company
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Boston, MA 02116

LEGAL COUNSEL
Sidley Austin LLP
New York, NY 10019

ADDRESS OF THE SERIES
100 Bellevue Parkway
Wilmington, DE 19809

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on how to access documents on the SEC's website without charge may be obtained by calling (800) SEC-0330. The Series' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov.

AVAILABILITY OF PROXY VOTING RECORD
Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; and
(2) on the SEC's website at http://www.sec.gov.

================================================================================

                                     OFFICERS' AND DIRECTORS' INFORMATION |  105

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN                              JP Morgan Chase Bank
                                       4 Chase Metrotech Center
                                       Brooklyn, New York 11245
--------------------------------------------------------------------------------
ACCOUNTING AGENT                       State Street Bank and Trust Company
                                       100 Summer Street
                                       Boston, Massachusetts 02110
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select "Investments,"
AT USAA.COM                            then "Mutual Funds"

OR CALL                                Under "Investments" view
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================
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ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2013 and 2012 were $419,620 and $360,045, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2013 and 2012 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2013 and 2012 were $406,468 and $387,250, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary


Date:    2/24/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    2/24/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.